UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2004

Item 1. Reports to Stockholders

Spartan®

Government Income

Fund

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Changes	5	A summary of major shifts in the fund's investments over the past six months.
Investments	6	A complete list of the fund's investments with their market values.
Financial Statements	12	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	16	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Actual	$ 1,000.00	$ 1,039.20	$ 2.57
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.45	$ 2.55

* Expenses are equal to the Fund's annualized expense ratio of .50%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Coupon Distribution as of October 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
2 - 2.99%	9.2	11.0
3 - 3.99%	16.9	17.4
4 - 4.99%	9.5	2.1
5 - 5.99%	31.8	28.2
6 - 6.99%	13.7	17.8
7 - 7.99%	3.1	4.8
8% and over	4.8	7.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2004
6 months ago
Years	6.3	6.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2004
6 months ago
Years	4.5	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2004*		As of April 30, 2004**
	Mortgage Securities 15.0%		Mortgage Securities 12.8%
	CMOs and Other Mortgage Related Securities 8.6%		CMOs and Other Mortgage Related Securities 11.2%
	U.S. Treasury Obligations 32.0%		U.S. Treasury Obligations 27.0%
	U.S. Government Agency Obligations 39.9%		U.S. Government Agency Obligations 42.1%
	Short-Term Investments and Net Other Assets 4.5%		Short-Term Investments and Net Other Assets 6.9%
* Futures and Swaps	0.6%	** Futures and Swaps	6.5%

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 71.9%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 39.9%
Fannie Mae:
2.625% 11/15/06	$ 3,155,000	$ 3,144,510
3.25% 1/15/08	19,400,000	19,444,329
3.25% 2/15/09	46,370,000	45,965,978
4.625% 10/15/14	5,000,000	5,039,520
5.125% 1/2/14	10,000,000	10,274,520
5.5% 3/15/11	2,715,000	2,944,371
6% 5/15/08	4,000,000	4,361,792
6.25% 2/1/11	5,870,000	6,517,602
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	1,860,000	1,932,765
Federal Farm Credit Bank 6.05% 1/3/06	3,425,000	3,564,521
Federal Home Loan Bank 5.8% 9/2/08	15,350,000	16,666,170
Freddie Mac:
2.75% 10/15/06	12,735,000	12,726,302
2.875% 12/15/06	17,735,000	17,750,802
3.625% 9/15/08	16,065,000	16,238,968
5.5% 9/15/11	470,000	510,083
5.875% 3/21/11	14,005,000	15,305,280
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	1,747,614	1,848,818
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-D, 5.23% 5/15/05	255,944	258,155
Series 1994-A, 7.12% 4/15/06	2,347,490	2,432,164
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	10,166,670	10,784,905
Series 1994-B, 7.5% 1/26/06	51,001	53,445
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	1,043,478	1,161,037
6.77% 11/15/13	2,348,076	2,623,975
6.99% 5/21/16	4,695,600	5,431,870
Private Export Funding Corp. secured:
5.34% 3/15/06	8,660,000	8,979,078
5.66% 9/15/11 (a)	4,230,000	4,601,893
5.685% 5/15/12	6,180,000	6,757,175
7.17% 5/15/07	4,400,000	4,817,688
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates:
Series 2002-20K Class 1, 5.08% 11/1/22	$ 9,221,691	$ 9,536,163
Series 2003 P10B, 5.136% 8/10/13	4,852,603	4,993,798
Series 2004-20H Class 1, 5.17% 8/1/24	795,000	820,750
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	32,000,000	33,398,944
5.89% 8/15/05	11,100,000	11,345,066
6.6% 2/15/08	24,866,803	26,239,799
6.8% 2/15/12	7,000,000	7,893,830
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	4,100,000	4,315,996
5.96% 8/1/09	6,650,000	7,127,537
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	211,459	223,104
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		338,032,703
U.S. Treasury Inflation Protected Obligations - 8.5%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	56,319,293	71,659,458
U.S. Treasury Obligations - 23.5%
U.S. Treasury Bonds:
11.25% 2/15/15	17,440,000	27,877,439
13.25% 5/15/14	5,000,000	7,097,070
U.S. Treasury Notes:
2.75% 7/31/06	50,000,000	50,232,400
4.75% 5/15/14	42,025,000	44,434,882
5.625% 5/15/08	29,254,000	31,854,856
5.75% 8/15/10	33,500,000	37,463,720
TOTAL U.S. TREASURY OBLIGATIONS		198,960,367
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $592,000,530)		608,652,528
U.S. Government Agency - Mortgage Securities - 15.0%
	Principal Amount	Value (Note 1)
Fannie Mae - 14.0%
4% 11/1/19 (b)	$ 28,812,244	$ 28,272,014
5% 11/1/34 (b)	40,000,000	39,837,500
5.5% 9/1/13 to 2/1/34	34,420,484	35,423,432
6% 9/1/17	8,001,198	8,401,613
6.5% 2/1/10 to 4/1/33	2,834,123	2,983,798
6.5% 11/1/34 (b)	170,695	179,443
7% 11/1/06 to 5/1/30	2,338,074	2,493,036
7.5% 2/1/28 to 7/1/28	19,255	20,687
8.5% 7/1/31	533,407	581,442
9.5% 11/1/06 to 11/15/09	207,398	226,797
11% 8/1/10	47,858	53,202
11.25% 5/1/14	19,135	21,725
11.5% 6/15/19	109,034	124,091
12.5% 3/1/16	9,464	10,840
		118,629,620
Freddie Mac - 0.8%
5% 8/1/33	2,724,632	2,724,202
6% 2/1/29 to 5/1/29	1,384,835	1,436,484
7.5% 6/1/07 to 7/1/16	1,300,061	1,380,337
8.5% 7/1/22 to 9/1/29	362,753	399,595
9% 8/1/08 to 4/1/20	135,902	150,255
9.5% 6/1/09 to 8/1/21	794,100	880,308
10% 7/1/09 to 8/1/21	151,673	166,767
12% 8/1/13 to 12/1/15	21,624	24,603
12.25% 4/1/11 to 9/1/13	19,754	21,937
12.5% 2/1/14 to 6/1/19	82,529	93,279
13% 8/1/10 to 6/1/15	29,982	34,329
		7,312,096
Government National Mortgage Association - 0.2%
6.5% 3/15/28 to 6/20/32	328,746	348,077
7.5% 8/15/06 to 6/15/07	290,432	302,672
8% 12/15/23	623,673	686,740
10.5% 4/15/14 to 1/15/18	121,202	136,558
13.5% 7/15/11	11,675	13,504
		1,487,551
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $126,127,871)		127,429,267
Collateralized Mortgage Obligations - 8.6%
	Principal Amount	Value (Note 1)
U.S. Government Agency - 8.6%
Fannie Mae planned amortization class:
Series 1991-170 Class E, 8% 12/25/06	$ 249,773	$ 258,636
Series 1993-160 Class PK, 6.5% 11/25/22	3,647,714	3,677,299
Series 1993-240 Class PD, 6.25% 12/25/13	9,230,000	9,957,173
Series 1994-27 Class PJ, 6.5% 6/25/23	2,775,113	2,835,390
Series 1996-28 Class PK, 6.5% 7/25/25	684,300	734,392
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	4,983,818	5,099,113
Series 2002-25 Class PD, 6.5% 3/25/31	12,196,000	12,499,191
Series 2002-50 Class LE, 7% 12/25/29	366,381	373,410
Series 2004-21 Class ZJ, 5.5% 6/25/32	67,662	67,565
Freddie Mac:
planned amortization class Series 2351 Class PX, 6.5% 7/15/30	2,368,486	2,390,222
sequential pay Series 2516 Class AH, 5% 1/15/16	394,385	402,796
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1141 Class G, 9% 9/15/21	727,738	727,275
Series 1727 Class H, 6.5% 8/15/23	5,200,000	5,326,649
Series 2435 Class GD, 6.5% 2/15/30	385,722	387,476
Series 2473 Class JB, 5.5% 2/15/29	311,130	311,748
Series 2690 Class TB, 4.5% 12/15/17	1,940,000	1,973,428
Series 2707 Class QD, 4.5% 5/15/17	3,090,000	3,087,874
Series 2763 Class PD, 4.5% 12/15/17	1,990,000	1,988,698
Series 2831 Class PB, 5% 7/15/19	985,000	997,972
sequential pay Series 2448:
Class VH, 6.5% 5/15/18	7,165,000	7,365,984
Class XB, 6.5% 10/15/29	3,172,644	3,182,527
Series 2749 Class MZ, 5% 2/15/24	33,388	33,362
Series 2750 Class CZ, 5% 11/15/32	98,026	98,039
Series 2769 Class BU, 5% 3/15/34	2,068,895	2,068,023
Series 2807 Class TZ, 6% 12/15/31	37,621	37,592
Series 2885 Class PC, 4.5% 4/15/14 (b)	1,260,000	1,279,294
target amortization class Series 2156 Class TC, 6.25% 5/15/29	4,727,136	4,925,718
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class Series 2001-53 Class TA, 6% 12/20/30	$ 462,674	$ 467,079
sequential pay Series 2000-12 Class B, 7.5% 12/16/28	219,395	219,818
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $72,204,882)		72,773,743
Cash Equivalents - 11.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.87%, dated 10/29/04 due 11/1/04) (Cost $99,954,000) (c)	$ 99,969,562	99,954,000
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $890,287,283)		908,809,538
NET OTHER ASSETS - (7.3)%		(62,028,900)
NET ASSETS - 100%		$ 846,780,638
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0037% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2007	$ 4,770,000	$ 2,762
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,601,893 or 0.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
Banc of America Securities LLC.	$ 36,712,506
Bank of America, National Association	9,855,706
Bear Stearns & Co. Inc.	4,681,460
Countrywide Securities Corporation	2,217,534
Credit Suisse First Boston LLC	2,463,927
Goldman, Sachs & Co.	9,855,706
Greenwich Capital Markets, Inc.	4,927,853
J.P. Morgan Securities, Inc.	4,927,853
Morgan Stanley & Co. Incorporated.	7,391,780
Societe Generale, New York Branch	1,231,963
UBS Securities LLC	12,238,215
WestLB AG	3,449,497
$ 99,954,000
Income Tax Information
At April 30, 2004, the fund had a capital loss carryforward of approximately $3,927,000 all of which will expire on April 30, 2012.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $99,954,000) (cost $890,287,283) - See accompanying schedule		$ 908,809,538
Cash		669
Receivable for investments sold		16,271
Receivable for fund shares sold		1,098,426
Interest receivable		7,673,459
Swap agreements, at value		2,762
Receivable from investment adviser for expense reductions		63,636
Total assets		917,664,761

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 69,501,043
Payable for fund shares redeemed	768,254
Distributions payable	189,282
Accrued management fee	421,732
Other affiliated payables	3,812
Total liabilities		70,884,123

Net Assets		$ 846,780,638
Net Assets consist of:
Paid in capital		$ 832,156,494
Undistributed net investment income		1,559,037
Accumulated undistributed net realized gain (loss) on investments		(5,459,910)
Net unrealized appreciation (depreciation) on investments		18,525,017
Net Assets, for 76,133,678 shares outstanding		$ 846,780,638
Net Asset Value, offering price and redemption price per share ($846,780,638 ÷ 76,133,678 shares)		$ 11.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended October 31, 2004 (Unaudited)

Investment Income
Interest		$ 17,009,348
Security lending		25,902
Total income		17,035,250

Expenses
Management fee	$ 2,503,767
Non-interested trustees' compensation	2,378
Miscellaneous	859
Total expenses before reductions	2,507,004
Expense reductions	(403,609)	2,103,395
Net investment income		14,931,855
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,066,744
Swap agreements	(935,682)
Total net realized gain (loss)		131,062
Change in net unrealized appreciation (depreciation) on: Investment securities	16,928,378
Swap agreements	420,833
Total change in net unrealized appreciation (depreciation)		17,349,211
Net gain (loss)		17,480,273
Net increase (decrease) in net assets resulting from operations		$ 32,412,128

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2004 (Unaudited)	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 14,931,855	$ 33,698,877
Net realized gain (loss)	131,062	(3,939,928)
Change in net unrealized appreciation (depreciation)	17,349,211	(22,069,336)
Net increase (decrease) in net assets resulting from operations	32,412,128	7,689,613
Distributions to shareholders from net investment income	(13,947,379)	(33,671,630)
Distributions to shareholders from net realized gain	-	(12,417,631)
Total distributions	(13,947,379)	(46,089,261)
Share transactions Proceeds from sales of shares	81,973,307	270,402,715
Reinvestment of distributions	12,789,880	42,506,143
Cost of shares redeemed	(105,812,921)	(614,077,937)
Net increase (decrease) in net assets resulting from share transactions	(11,049,734)	(301,169,079)
Total increase (decrease) in net assets	7,415,015	(339,568,727)

Net Assets
Beginning of period	839,365,623	1,178,934,350
End of period (including undistributed net investment income of $1,559,037 and undistributed net investment income of $574,561, respectively)	$ 846,780,638	$ 839,365,623
Other Information Shares
Sold	7,489,943	24,275,787
Issued in reinvestment of distributions	1,164,673	3,807,184
Redeemed	(9,684,689)	(55,545,899)
Net increase (decrease)	(1,030,073)	(27,462,928)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.27	$ 10.65	$ 10.42	$ 9.94	$ 10.46
Income from Investment Operations
Net investment incomeD	.196	.383	.469	.535F	.639	.628
Net realized and unrealized gain (loss)	.227	(.270)	.658	.237F	.492	(.509)
Total from investment operations	.423	.113	1.127	.772	1.131	.119
Distributions from net investment income	(.183)	(.383)	(.467)	(.542)	(.651)	(.639)
Distributions from net realized gain	-	(.120)	(.040)	-	-	-
Total distributions	(.183)	(.503)	(.507)	(.542)	(.651)	(.639)
Net asset value, end of period	$ 11.12	$ 10.88	$ 11.27	$ 10.65	$ 10.42	$ 9.94
Total ReturnB,C	3.92%	.98%	10.75%	7.53%	11.66%	1.25%
Ratios to Average Net AssetsE
Expenses before expense reductions	.60%A	.60%	.60%	.60%	.60%	.60%
Expenses net of voluntary waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.50%	.50%	.50%	.49%	.50%
Net investment income	3.54%A	3.44%	4.23%	5.07%F	6.23%	6.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 846,781	$ 839,366	$ 1,178,934	$ 847,654	$ 785,753	$ 616,650
Portfolio turnover rate	103%A	178%	238%	299%	182%	118%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan Government Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 18,798,930
Unrealized depreciation	(1,619,170)
Net unrealized appreciation (depreciation)	$ 17,179,760
Cost for federal income tax purposes	$ 891,629,778

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements".

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Financing Transactions - continued

securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .60% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

4. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If

Semiannual Report

5. Security Lending - continued

the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end, there were no security loans outstanding.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded .50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $400,043.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $3,566.

7. Other Information.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 26% of the total outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)(automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPG-USAN-1204
1.784867.101

Fidelity®

Focused High Income

Fund

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Summary	5	A summary of the fund's investments at period end.
Investments	6	A complete list of the fund's investments with their market values.
Financial Statements	13	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	17	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 8, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 8, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* September 8, 2004 to October 31, 2004
Actual	$ 1,000.00	$ 1,024.00	$ 1.27
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.73	$ 1.27

* Expenses are equal to the Fund's annualized expense ratio of .85%; multiplied by the average account value over the period, multiplied by 54/365 (to reflect the period September 8, 2004 to October 31, 2004).

Semiannual Report

Investment Summary

Top Five Holdings as of October 31, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets
Freescale Semiconductor, Inc.	4.5
TECO Energy, Inc.	4.1
EchoStar DBS Corp.	3.9
Teekay Shipping Corp.	3.5
Mohegan Tribal Gaming Authority	3.4
19.4
Top Five Market Sectors as of October 31, 2004
% of fund's net assets
Electric Utilities	12.2
Technology	9.7
Gaming	8.9
Telecommunications	7.0
Healthcare	6.6
Quality Diversification (% of fund's net assets)
As of October 31, 2004 *
AAA,AA,A 0.0%
BBB 1.5%
BB 88.1%
B 7.5%
CCC,CC,C 0.0%
Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2004 *
Nonconvertible Bonds 94.7%
Other Investments 2.4%
Short-Term Investments and Net Other Assets 2.9%
* Foreign investments	16.8%

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 94.7%
	Principal Amount	Value (Note 1)
Aerospace - 0.2%
Orbital Sciences Corp. 9% 7/15/11	$ 30,000	$ 33,600
Air Transportation - 2.6%
American Airlines, Inc. pass thru trust certificates 6.977% 11/23/22	38,329	34,113
Continental Airlines, Inc. pass thru trust certificates 7.056% 3/15/11	50,000	49,780
Delta Air Lines, Inc. pass thru trust certificates:
7.379% 5/18/10	20,017	19,116
7.57% 11/18/10	370,000	350,525
Northwest Airlines, Inc. pass thru trust certificates 6.841% 10/1/12	50,000	49,463
		502,997
Automotive - 1.4%
Dana Corp. 9% 8/15/11	95,000	112,813
Navistar International Corp. 7.5% 6/15/11	20,000	21,550
TRW Automotive Acquisition Corp. 9.375% 2/15/13	30,000	34,650
Visteon Corp.:
7% 3/10/14	25,000	23,313
8.25% 8/1/10	75,000	78,000
		270,326
Banks and Thrifts - 0.6%
Western Financial Bank 9.625% 5/15/12	100,000	114,000
Building Materials - 0.8%
Texas Industries, Inc. 10.25% 6/15/11	130,000	149,500
Cable TV - 6.3%
CSC Holdings, Inc.:
7.25% 7/15/08	30,000	31,950
7.625% 4/1/11	100,000	107,750
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	90,000	102,488
EchoStar DBS Corp.:
5.75% 10/1/08	710,000	724,200
6.625% 10/1/14 (b)	30,000	30,600
Shaw Communications, Inc. yankee 8.25% 4/11/10	200,000	229,500
		1,226,488
Capital Goods - 2.1%
Leucadia National Corp. 7% 8/15/13	50,000	50,875
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Capital Goods - continued
SPX Corp.:
6.25% 6/15/11	$ 145,000	$ 147,900
7.5% 1/1/13	190,000	201,400
		400,175
Chemicals - 2.7%
Lubrizol Corp.:
4.625% 10/1/09	50,000	50,490
5.5% 10/1/14	50,000	50,415
NOVA Chemicals Corp.:
6.5% 1/15/12	125,000	131,719
7.4% 4/1/09	265,000	288,519
		521,143
Containers - 1.0%
Owens-Brockway Glass Container, Inc.:
8.75% 11/15/12	120,000	134,700
8.875% 2/15/09	50,000	54,500
		189,200
Electric Utilities - 11.1%
AES Gener SA 7.5% 3/25/14 (b)	370,000	379,250
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	170,000	179,350
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	150,000	165,000
Nevada Power Co. 6.5% 4/15/12	390,000	405,600
Sierra Pacific Power Co. 6.25% 4/15/12	210,000	216,300
TECO Energy, Inc.:
7% 5/1/12	90,000	96,525
7.2% 5/1/11	650,000	702,000
		2,144,025
Energy - 6.2%
Chesapeake Energy Corp. 9% 8/15/12	410,000	473,038
Enterprise Products Operating LP:
4.625% 10/15/09 (b)	50,000	50,515
5.6% 10/15/14 (b)	50,000	50,951
Newfield Exploration Co. 6.625% 9/1/14 (b)	200,000	214,000
Plains Exploration & Production Co.:
Series B, 8.75% 7/1/12	45,000	50,906
7.125% 6/15/14	5,000	5,575
8.75% 7/1/12	150,000	169,688
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Energy - continued
Pride International, Inc. 7.375% 7/15/14 (b)	$ 125,000	$ 140,781
SESI LLC 8.875% 5/15/11	50,000	54,625
		1,210,079
Environmental - 0.2%
Allied Waste North America, Inc. 5.75% 2/15/11	20,000	18,400
IMCO Recycling Escrow, Inc. 9% 11/15/14 (b)	20,000	20,500
		38,900
Food and Drug Retail - 1.1%
Delhaize America, Inc. 8.125% 4/15/11	100,000	115,875
Stater Brothers Holdings, Inc.:
5.38% 6/15/10 (c)	50,000	50,875
8.125% 6/15/12	40,000	42,600
		209,350
Food/Beverage/Tobacco - 1.8%
Smithfield Foods, Inc.:
7.625% 2/15/08	200,000	212,000
7.75% 5/15/13	45,000	49,275
8% 10/15/09	80,000	88,200
		349,475
Gaming - 8.9%
Chumash Casino & Resort Enterprise 9% 7/15/10 (b)	110,000	122,925
Mandalay Resort Group:
9.375% 2/15/10	106,000	123,490
10.25% 8/1/07	100,000	113,500
MGM MIRAGE:
6% 10/1/09	100,000	103,250
6% 10/1/09 (b)	220,000	227,150
6.75% 9/1/12 (b)	5,000	5,282
6.875% 2/6/08	10,000	10,875
8.5% 9/15/10	200,000	230,000
Mohegan Tribal Gaming Authority 6.375% 7/15/09	620,000	647,900
Park Place Entertainment Corp. 7.875% 3/15/10	90,000	103,050
Seneca Gaming Corp. 7.25% 5/1/12	30,000	31,575
		1,718,997
Healthcare - 6.6%
AmerisourceBergen Corp. 7.25% 11/15/12	230,000	248,400
Biovail Corp. yankee 7.875% 4/1/10	200,000	209,000
Fisher Scientific International, Inc.:
6.75% 8/15/14 (b)	135,000	143,438
8% 9/1/13	250,000	280,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Healthcare - continued
Omega Healthcare Investors, Inc.:
7% 4/1/14	$ 180,000	$ 184,275
7% 4/1/14 (b)	40,000	41,000
PerkinElmer, Inc. 8.875% 1/15/13	10,000	11,375
Senior Housing Properties Trust 8.625% 1/15/12	100,000	112,750
Ventas Realty LP/Ventas Capital Corp. 6.625% 10/15/14 (b)	50,000	51,000
		1,281,238
Homebuilding/Real Estate - 5.4%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (b)	120,000	126,600
Beazer Homes USA, Inc. 8.375% 4/15/12	130,000	143,325
D.R. Horton, Inc. 4.875% 1/15/10	100,000	98,750
K. Hovnanian Enterprises, Inc. 6.5% 1/15/14	140,000	142,800
KB Home 7.75% 2/1/10	250,000	271,250
Meritage Homes Corp. 7% 5/1/14	100,000	102,000
Standard Pacific Corp.:
5.125% 4/1/09	35,000	34,825
6.875% 5/15/11	90,000	94,500
Technical Olympic USA, Inc. 9% 7/1/10	30,000	32,700
		1,046,750
Hotels - 3.4%
Grupo Posadas SA de CV 8.75% 10/4/11 (b)	300,000	309,750
Host Marriott LP 7.125% 11/1/13	145,000	156,238
La Quinta Properties, Inc. 7% 8/15/12 (b)	190,000	203,775
		669,763
Insurance - 1.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13	55,000	58,850
UnumProvident Corp.:
6.75% 12/15/28	30,000	26,100
7.625% 3/1/11	190,000	196,175
		281,125
Leisure - 1.9%
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	45,000	49,275
8% 5/15/10	135,000	154,238
Speedway Motorsports, Inc. 6.75% 6/1/13	150,000	157,500
		361,013
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Metals/Mining - 1.4%
Century Aluminum Co. 7.5% 8/15/14 (b)	$ 5,000	$ 5,288
Peabody Energy Corp. 6.875% 3/15/13	250,000	274,375
		279,663
Paper - 4.6%
Abitibi-Consolidated, Inc. 5.38% 6/15/11 (c)	10,000	10,213
Bowater, Inc. 4.88% 3/15/10 (c)	40,000	40,200
Georgia-Pacific Corp.:
8% 1/15/14	55,000	63,250
8% 1/15/24	80,000	92,800
8.875% 2/1/10	235,000	277,300
9.375% 2/1/13	50,000	59,000
9.5% 12/1/11	100,000	124,000
Norske Skog Canada Ltd.:
7.375% 3/1/14	50,000	51,750
8.625% 6/15/11	150,000	162,375
Tembec Industries, Inc. 8.5% 2/1/11	20,000	20,250
		901,138
Publishing/Printing - 2.8%
Houghton Mifflin Co. 7.2% 3/15/11	250,000	263,750
The Reader's Digest Association, Inc. 6.5% 3/1/11	255,000	264,563
		528,313
Shipping - 4.0%
Overseas Shipholding Group, Inc. 8.25% 3/15/13	80,000	89,600
Teekay Shipping Corp. 8.875% 7/15/11	600,000	690,000
		779,600
Steels - 0.5%
International Steel Group, Inc. 6.5% 4/15/14	95,000	101,413
Technology - 9.7%
Celestica, Inc. 7.875% 7/1/11	90,000	95,400
Electronic Data Systems Corp. 6% 8/1/13	120,000	122,558
Flextronics International Ltd. 6.5% 5/15/13	210,000	220,500
Freescale Semiconductor, Inc.:
4.82% 7/15/09 (b)(c)	100,000	103,500
6.875% 7/15/11 (b)	700,000	736,742
7.125% 7/15/14 (b)	40,000	42,200
Xerox Corp.:
6.875% 8/15/11	265,000	277,588
7.125% 6/15/10	100,000	108,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Technology - continued
Xerox Corp.: - continued
7.2% 4/1/16	$ 25,000	$ 26,375
7.625% 6/15/13	140,000	153,125
		1,886,238
Telecommunications - 6.0%
Nextel Communications, Inc.:
5.95% 3/15/14	10,000	10,188
6.875% 10/31/13	390,000	423,150
Qwest Corp. 9.125% 3/15/12 (b)	390,000	439,725
Rogers Wireless, Inc. 9.625% 5/1/11	130,000	147,875
U.S. West Communications 7.5% 6/15/23	150,000	139,500
		1,160,438
TOTAL NONCONVERTIBLE BONDS (Cost $18,148,178)		18,354,947
Floating Rate Loans - 2.4%

Cable TV - 0.3%
NTL Investment Holdings Ltd. Tranche B term loan 5.2038% 6/13/12 (c)	50,000	50,500
Electric Utilities - 1.1%
Astoria Energy LLC term loan 6.9906% 4/15/12 (c)	200,000	204,000
Telecommunications - 1.0%
Qwest Corp. Tranche B term loan 6.95% 6/30/10 (c)	200,000	200,000
TOTAL FLOATING RATE LOANS (Cost $454,216)		454,500
Money Market Funds - 4.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.79% (a) (Cost $872,421)	872,421	$ 872,421
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $19,474,815)		19,681,868
NET OTHER ASSETS - (1.6)%		(302,660)
NET ASSETS - 100%		$ 19,379,208
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,444,972 or 17.8% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.2%
Canada	7.1%
Marshall Islands	3.5%
Chile	2.0%
Mexico	1.6%
Singapore	1.2%
Liberia	1.1%
Others (individually less than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $19,474,815) - See accompanying schedule		$ 19,681,868
Cash		261,281
Receivable for investments sold		432,682
Receivable for fund shares sold		199,967
Interest receivable		326,180
Prepaid expenses		20,680
Receivable from investment adviser for expense reductions		13,529
Total assets		20,936,187

Liabilities
Payable for investments purchased	$ 1,502,276
Distributions payable	8,928
Accrued management fee	7,779
Other affiliated payables	4,042
Other payables and accrued expenses	33,954
Total liabilities		1,556,979

Net Assets		$ 19,379,208
Net Assets consist of:
Paid in capital		$ 19,169,317
Undistributed net investment income		203
Accumulated undistributed net realized gain (loss) on investments		2,635
Net unrealized appreciation (depreciation) on investments		207,053
Net Assets, for 1,903,433 shares outstanding		$ 19,379,208
Net Asset Value, offering price and redemption price per share ($19,379,208 ÷ 1,903,433 shares)		$ 10.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

September 8, 2004 (commencement of operations) to October 31, 2004 (Unaudited)

Investment Income
Interest		$ 96,668

Expenses
Management fee	$ 10,297
Transfer agent fees	3,085
Accounting fees and expenses	4,524
Non-interested trustees' compensation	3
Custodian fees and expenses	2,120
Registration fees	7,412
Audit	8,592
Total expenses before reductions	36,033
Expense reductions	(21,011)	15,022
Net investment income		81,646
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,635
Change in net unrealized appreciation (depreciation) on investment securities		207,053
Net gain (loss)		209,688
Net increase (decrease) in net assets resulting from operations		$ 291,334

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

September 8, 2004 (commencement of operations) to October 31, 2004 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 81,646
Net realized gain (loss)	2,635
Change in net unrealized appreciation (depreciation)	207,053
Net increase (decrease) in net assets resulting from operations	291,334
Distributions to shareholders from net investment income	(81,443)
Share transactions Proceeds from sales of shares	19,169,624
Reinvestment of distributions	70,631
Cost of shares redeemed	(71,652)
Net increase (decrease) in net assets resulting from share transactions	19,168,603
Redemption fees	714
Total increase (decrease) in net assets	19,379,208

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $203)	$ 19,379,208
Other Information Shares
Sold	1,903,569
Issued in reinvestment of distributions	6,951
Redeemed	(7,087)
Net increase (decrease)	1,903,433

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended October 31, 2004 E (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.065
Net realized and unrealized gain (loss)	.173
Total from investment operations	.238
Distributions from net investment income	(.059)
Redemption fees added to paid in capital D	.001
Net asset value, end of period	$ 10.18
Total Return B, C	2.40%
Ratios to Average Net Assets F
Expenses before expense reductions	2.02% A
Expenses net of voluntary waivers, if any	.85% A
Expenses net of all reductions	.84% A
Net investment income	4.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,379
Portfolio turnover rate	52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 8, 2004 (commencement of operations) to October 31, 2004.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Focused High Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 233,226
Unrealized depreciation	(25,996)
Net unrealized appreciation (depreciation)	$ 207,230
Cost for federal income tax purposes	$ 19,474,638

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days will be subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), will be retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $19,815,178 and $1,202,970, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,616 for the period.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded .85% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $20,915.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $96.

6. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Focused High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FFH-USAN-1204
1.801608.100

Fidelity Advisor

Investment Grade Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® Investment Grade
Bond Fund

Contents

Chairman's Message	4	Ned Johnson's message to shareholders.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	7	A summary of major shifts in the fund's investments over the past six months.
Investments	8	A complete list of the fund's investments with their market values.
Financial Statements	29	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	39	Notes to the financial statements.
Distributions	48

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Class A
Actual	$ 1,000.00	$ 1,040.90	$ 4.27
HypotheticalA	$ 1,000.00	$ 1,020.76	$ 4.24
Class T
Actual	$ 1,000.00	$ 1,040.40	$ 4.73
HypotheticalA	$ 1,000.00	$ 1,020.30	$ 4.70
Class B
Actual	$ 1,000.00	$ 1,038.30	$ 8.22
HypotheticalA	$ 1,000.00	$ 1,016.83	$ 8.17
	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Class C
Actual	$ 1,000.00	$ 1,038.00	$ 8.48
HypotheticalA	$ 1,000.00	$ 1,016.58	$ 8.42
Institutional Class
Actual	$ 1,000.00	$ 1,041.70	$ 3.19
HypotheticalA	$ 1,000.00	$ 1,021.84	$ 3.16
Investment Grade Bond
Actual	$ 1,000.00	$ 1,042.10	$ 3.14
HypotheticalA	$ 1,000.00	$ 1,021.89	$ 3.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.83%
Class T	.92%
Class B	1.60%
Class C	1.65%
Institutional Class	.62%
Investment Grade Bond	.61%

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of October 31, 2004	As of April 30, 2004
U.S. Government and U.S. Government Agency Obligations 52.2%	U.S. Government and U.S. Government Agency Obligations 58.2%
AAA 7.9%	AAA 7.2%
AA 2.7%	AA 3.0%
A 12.6%	A 13.9%
BBB 17.9%	BBB 17.7%
BB and Below 0.8%	BB and Below 1.4%
Not Rated 1.2%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 4.7%	Short-Term Investments and Net Other Assets(dagger) (1.9)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of October 31, 2004
6 months ago
Years	5.6	5.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2004
6 months ago
Years	4.4	4.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2004*		As of April 30, 2004**
	Corporate Bonds 23.5%		Corporate Bonds 26.8%
	U.S. Government and U.S. Government Agency Obligations 52.2%		U.S. Government and U.S. Government Agency Obligations 58.2%
	Asset-Backed Securities 9.8%		Asset-Backed Securities 9.8%
	CMOs and Other Mortgage Related Securities 8.7%		CMOs and Other Mortgage Related Securities 6.2%
	Other Investments 1.1%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets 4.7%		Short-Term Investments and Net Other Assets(dagger) (1.9)%
* Foreign investments	8.1%	** Foreign investments	7.5%
* Futures and Swaps	5.1%	** Futures and Swaps	4.8%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.1%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 3,815	$ 3,841
4.75% 1/15/08	15,985	16,469
		20,310
Automobiles - 0.5%
Ford Motor Co.:
6.625% 10/1/28	4,300	3,880
7.45% 7/16/31	20,650	20,111
General Motors Corp. 7.2% 1/15/11	8,600	9,059
		33,050
Media - 1.5%
AOL Time Warner, Inc.:
6.875% 5/1/12	6,060	6,893
7.625% 4/15/31	14,695	17,411
7.7% 5/1/32	2,000	2,395
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	11,200	13,123
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	7,020
Cox Communications, Inc.:
4.625% 6/1/13	9,110	8,684
7.125% 10/1/12	5,770	6,490
7.75% 11/1/10	9,500	10,902
Liberty Media Corp. 8.25% 2/1/30	7,595	8,676
News America Holdings, Inc. 8% 10/17/16	1,000	1,238
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,308
		93,140
Multiline Retail - 0.1%
The May Department Stores Co. 3.95% 7/15/07 (a)	3,190	3,223
Specialty Retail - 0.1%
Boise Cascade Corp. 7.5% 2/1/08	3,650	4,074
TOTAL CONSUMER DISCRETIONARY		153,797
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.1%
Safeway, Inc. 6.5% 3/1/11	5,735	6,336
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 0.2%
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	$ 6,685	$ 6,732
5.125% 10/1/13 (a)	4,725	4,825
		11,557
Tobacco - 0.3%
Altria Group, Inc. 7% 11/4/13	21,255	22,384
TOTAL CONSUMER STAPLES		40,277
ENERGY - 2.3%
Energy Equipment & Services - 0.6%
Cooper Cameron Corp. 2.65% 4/15/07	6,715	6,599
Petronas Capital Ltd. 7% 5/22/12 (a)	26,925	31,047
		37,646
Oil & Gas - 1.7%
Amerada Hess Corp.:
6.65% 8/15/11	1,525	1,704
7.125% 3/15/33	3,945	4,367
7.375% 10/1/09	3,475	3,953
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	8,835	9,027
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	9,462
Enterprise Products Operating LP:
4.625% 10/15/09 (a)	2,435	2,460
5.6% 10/15/14 (a)	1,720	1,753
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,127
Pemex Project Funding Master Trust 7.375% 12/15/14	47,060	52,142
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	6,400	7,624
Williams Companies, Inc.:
7.125% 9/1/11	9,690	10,853
7.5% 1/15/31	1,270	1,302
		109,774
TOTAL ENERGY		147,420
FINANCIALS - 9.1%
Capital Markets - 1.1%
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	5,100	5,009
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Bank of New York Co., Inc.: - continued
4.25% 9/4/12 (d)	$ 5,730	$ 5,803
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	8,365	8,654
Goldman Sachs Group, Inc.:
5.7% 9/1/12	6,615	7,046
6.6% 1/15/12	12,750	14,324
Morgan Stanley:
4.75% 4/1/14	24,180	23,688
6.6% 4/1/12	6,970	7,856
		72,380
Commercial Banks - 1.7%
Bank One Corp. 5.25% 1/30/13	13,775	14,272
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,972
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	2,920	2,949
5.25% 2/10/14 (a)	10,965	11,364
Korea Development Bank:
3.875% 3/2/09	16,050	16,053
4.75% 7/20/09	5,805	5,998
5.75% 9/10/13	15,730	17,022
Popular North America, Inc. 6.125% 10/15/06	5,270	5,564
US Bank NA, Minneapolis 6.3% 2/4/14	5,960	6,700
Wachovia Corp. 4.875% 2/15/14	16,960	17,078
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,414
		104,386
Consumer Finance - 2.1%
Capital One Bank:
4.875% 5/15/08	8,240	8,557
6.5% 6/13/13	8,775	9,636
General Electric Capital Corp.:
6% 6/15/12	4,600	5,051
6.125% 2/22/11	21,400	23,658
General Motors Acceptance Corp.:
5.625% 5/15/09	840	848
6.125% 2/1/07	840	874
6.875% 9/15/11	18,455	19,211
Household Finance Corp.:
6.375% 10/15/11	20,020	22,329
6.375% 11/27/12	6,035	6,737
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.: - continued
6.75% 5/15/11	$ 9,235	$ 10,446
7% 5/15/12	7,166	8,279
MBNA America Bank NA 4.625% 8/3/09	5,000	5,134
MBNA Corp. 7.5% 3/15/12	7,730	9,033
		129,793
Diversified Financial Services - 1.0%
Citigroup, Inc. 5.625% 8/27/12	5,960	6,426
Duke Capital LLC 4.331% 11/16/06	2,040	2,077
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	3,075	3,273
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (a)	15,035	15,610
7.45% 11/24/33 (a)	4,500	4,707
International Lease Finance Corp. 4.375% 11/1/09	4,425	4,435
J.P. Morgan Chase & Co. 4.875% 3/15/14	9,405	9,414
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	16,040	16,690
		62,632
Insurance - 0.7%
Aegon NV 4.75% 6/1/13	13,000	12,981
Assurant, Inc. 5.625% 2/15/14	4,265	4,397
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	16,781	18,169
Travelers Property Casualty Corp.:
5% 3/15/13	3,170	3,152
6.375% 3/15/33	4,075	4,191
		42,890
Real Estate - 1.8%
Boston Properties, Inc. 6.25% 1/15/13	16,730	18,202
Camden Property Trust:
5.875% 6/1/07	3,920	4,155
5.875% 11/30/12	6,435	6,825
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,341
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,396
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,090
EOP Operating LP:
4.65% 10/1/10	31,940	32,440
4.75% 3/15/14	11,300	10,986
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Gables Realty LP:
5.75% 7/15/07	$ 8,040	$ 8,428
6.8% 3/15/05	1,120	1,135
Healthcare Realty Trust, Inc. 5.125% 4/1/14	8,535	8,332
Regency Centers LP 6.75% 1/15/12	7,380	8,309
		112,639
Thrifts & Mortgage Finance - 0.7%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,370	1,346
4% 3/22/11	14,235	13,870
5.625% 5/15/07	5,500	5,796
Independence Community Bank Corp. 3.75% 4/1/14 (d)	5,390	5,255
Washington Mutual Bank 6.875% 6/15/11	4,900	5,570
Washington Mutual, Inc.:
4.375% 1/15/08	6,300	6,464
4.625% 4/1/14	7,910	7,620
		45,921
TOTAL FINANCIALS		570,641
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
Bombardier, Inc.:
6.3% 5/1/14 (a)	10,765	9,656
7.45% 5/1/34 (a)	180	158
Raytheon Co. 6.15% 11/1/08	8,000	8,722
		18,536
Airlines - 0.2%
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	10,045	9,516
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	7,455	7,634
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee 5.875% 11/1/04	3,000	3,000
Road & Rail - 0.2%
CSX Corp. 6.75% 3/15/11	9,000	10,111
TOTAL INDUSTRIALS		48,797
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 8% 11/1/11	$ 10,160	$ 12,254
MATERIALS - 0.5%
Chemicals - 0.1%
Lubrizol Corp.:
5.5% 10/1/14	2,075	2,092
6.5% 10/1/34	3,765	3,794
		5,886
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (a)	1,945	2,002
6.875% 7/15/33 (a)	4,070	4,356
		6,358
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,460	3,834
Paper & Forest Products - 0.3%
International Paper Co.:
4.25% 1/15/09	2,090	2,109
5.5% 1/15/14	5,245	5,413
Weyerhaeuser Co.:
5.25% 12/15/09	3,465	3,653
7.375% 3/15/32	5,060	5,902
		17,077
TOTAL MATERIALS		33,155
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.0%
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	4,185	4,522
Bellsouth Capital Funding Corp. 7.875% 2/15/30	3,210	3,956
BellSouth Corp. 6.55% 6/15/34	28,300	30,257
British Telecommunications PLC:
8.375% 12/15/10	12,619	15,313
8.875% 12/15/30	3,280	4,384
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,280	6,493
8.25% 6/15/05	2,035	2,105
8.5% 6/15/10	3,725	4,488
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV: - continued
8.75% 6/15/30	$ 18,985	$ 25,052
France Telecom SA 8.75% 3/1/11	15,880	19,072
Koninklijke KPN NV yankee 8% 10/1/10	17,000	20,345
KT Corp. 5.875% 6/24/14 (a)	5,295	5,680
SBC Communications, Inc.:
4.125% 9/15/09	12,820	12,884
5.875% 2/1/12	1,000	1,079
6.45% 6/15/34	5,900	6,202
Sprint Capital Corp.:
7.625% 1/30/11	7,800	9,123
8.375% 3/15/12	12,800	15,709
Telecom Italia Capital:
4% 11/15/08	12,400	12,483
4.95% 9/30/14 (a)	8,070	8,008
Telefonica Europe BV 7.75% 9/15/10	10,700	12,684
TELUS Corp. yankee 7.5% 6/1/07	15,105	16,597
Verizon Global Funding Corp.:
7.25% 12/1/10	2,100	2,450
7.375% 9/1/12	11,080	13,162
		252,048
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 5.5% 3/1/14	19,265	18,933
AT&T Wireless Services, Inc.:
7.875% 3/1/11	5,035	5,998
8.75% 3/1/31	3,740	5,021
Cingular Wireless LLC 7.125% 12/15/31	6,488	7,364
		37,316
TOTAL TELECOMMUNICATION SERVICES		289,364
UTILITIES - 2.5%
Electric Utilities - 1.7%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,715	9,100
DTE Energy Co. 7.05% 6/1/11	5,030	5,717
Duke Capital LLC 6.75% 2/15/32	11,065	11,916
Exelon Generation Co. LLC 5.35% 1/15/14	19,963	20,562
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,433
6.45% 11/15/11	1,690	1,852
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co. 7.5% 6/15/09	$ 5,000	$ 5,733
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	4,063
5.875% 10/1/12	2,650	2,836
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	11,261
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,010	2,000
4.8% 3/1/14	2,670	2,674
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,976
7.875% 10/1/12	5,630	6,892
Southern California Edison Co.:
4.65% 4/1/15	700	691
5% 1/15/14	585	599
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,192
		103,497
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,737
NiSource Finance Corp. 7.875% 11/15/10	5,655	6,713
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,480	5,167
		13,617
Multi-Utilities & Unregulated Power - 0.6%
Constellation Energy Group, Inc.:
6.35% 4/1/07	6,915	7,400
7% 4/1/12	4,485	5,130
Dominion Resources, Inc.:
6.25% 6/30/12	10,625	11,652
8.125% 6/15/10	13,170	15,677
		39,859
TOTAL UTILITIES		156,973
TOTAL NONCONVERTIBLE BONDS (Cost $1,374,739)		1,452,678
U.S. Government and Government Agency Obligations - 17.6%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 4.3%
Fannie Mae:
4.375% 7/17/13	$ 20,950	$ 20,474
4.625% 10/15/13	50,000	50,845
5.5% 7/18/12	34,500	35,101
6% 5/15/11	7,555	8,408
6.125% 3/15/12	22,972	25,811
6.25% 2/1/11	33,655	37,368
6.25% 3/22/12	19,683	19,966
Financing Corp. - coupon STRIPS 0% 3/7/05	11,375	11,292
Freddie Mac:
4.5% 1/15/14	25,300	25,440
5.25% 11/5/12	5,610	5,748
5.875% 3/21/11	29,045	31,742
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		272,195
U.S. Treasury Inflation Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	29,757	31,128
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	81,635	84,619
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		115,747
U.S. Treasury Obligations - 11.5%
U.S. Treasury Bonds:
6.125% 11/15/27	22,900	26,920
6.125% 8/15/29	138,951	164,071
6.375% 8/15/27	53,245	64,379
8% 11/15/21	31,000	43,019
9.875% 11/15/15	6,825	10,238
11.25% 2/15/15	21,590	34,511
U.S. Treasury Notes:
2.75% 7/31/06	134,927	135,554
3.125% 5/15/07	50,000	50,508
3.375% 12/15/08	5,200	5,252
4% 11/15/12	138,820	140,360
4.75% 5/15/14	8,600	9,093
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
5% 8/15/11	$ 5,312	$ 5,737
6.5% 2/15/10	27,000	31,066
TOTAL U.S. TREASURY OBLIGATIONS		720,708
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,080,424)		1,108,650
U.S. Government Agency - Mortgage Securities - 31.1%

Fannie Mae - 29.7%
4% 11/1/19 (b)	34,683	34,033
4.5% 11/1/19 (b)	208,070	208,460
4.5% 7/1/33 to 12/1/33	61,706	60,010
5% 12/1/17	2,220	2,269
5% 11/1/34 (b)(c)	354,321	352,882
5.5% 2/1/11 to 10/1/34	409,562	418,173
5.5% 11/1/34 (b)	279,092	284,064
6% 1/1/13 to 6/1/32	8,746	9,157
6% 11/1/34 (b)	9,075	9,404
6.5% 3/1/06 to 1/1/33	160,517	169,301
6.5% 11/1/19 (b)	31,000	32,879
6.5% 11/1/34 (b)	52,712	55,413
7% 7/1/22 to 1/1/34	209,394	222,699
7.5% 6/1/25 to 8/1/29	5,348	5,748
9.5% 1/1/17 to 2/1/25	522	590
12.5% 1/1/15 to 7/1/15	11	13
TOTAL FANNIE MAE		1,865,095
Freddie Mac - 0.0%
8.5% 9/1/22 to 9/1/27	727	799
Government National Mortgage Association - 1.4%
5.5% 12/15/32 to 5/15/34	16,810	17,231
6% 10/15/08 to 10/15/30	12,362	12,913
6% 11/1/34 (b)	7,427	7,719
6.5% 3/15/26 to 2/15/33	5,597	5,933
7% 8/15/23 to 12/15/32	36,519	38,999
7% 11/1/34 (b)	3,387	3,614
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7.5% 10/15/05 to 8/15/28	$ 2,347	$ 2,537
8% 9/15/24 to 5/15/32	469	512
8.5% 1/15/31	34	37
9% 4/15/23	8	8
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		89,503
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,936,445)		1,955,397
Asset-Backed Securities - 5.6%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 3.7825% 11/25/32 (d)	3,646	3,707
Series 2004-HE1:
Class M1, 2.4325% 2/25/34 (d)	2,300	2,300
Class M2, 3.0325% 2/25/34 (d)	2,600	2,601
American Express Credit Account Master Trust Series 2004-C Class C, 2.37% 2/15/12 (a)(d)	28,600	28,598
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.3625% 4/25/34 (d)	1,290	1,290
Class M2, 2.4125% 4/25/34 (d)	1,000	1,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 2.25% 4/15/33 (d)	4,728	4,734
Series 2003-HE7 Class A3, 2.23% 12/15/33 (d)	8,276	8,282
Bank One Issuance Trust:
Series 2002-C1 Class C1, 2.83% 12/15/09 (d)	8,010	8,106
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	14,102
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.4088% 2/28/44 (d)	8,345	8,352
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 2.55% 7/15/08 (d)	8,570	8,600
Series 2003-B1 Class B1, 3.04% 2/17/09 (d)	13,465	13,645
Series 2003-B2 Class B2, 3.5% 2/17/09	7,080	7,129
Series 2003-B4 Class B4, 2.67% 7/15/11 (d)	6,635	6,749
Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,570
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3.8325% 10/25/33 (d)	3,150	3,241
Chase Credit Card Owner Trust Series 2004-1 Class B, 2.07% 5/15/09 (d)	4,365	4,365
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.72% 10/15/07 (d)	15,800	15,838
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Citibank Credit Card Issuance Trust: - continued
Series 2003-C1 Class C1, 3.14% 4/7/10 (d)	$ 5,790	$ 5,919
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.4325% 5/25/34 (d)	5,450	5,450
Series 2004-3 Class M1, 2.4325% 6/25/34 (d)	1,525	1,527
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 2.6125% 11/25/33 (d)	1,400	1,410
Class M2, 3.6825% 11/25/33 (d)	700	716
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2.4825% 3/25/34 (d)	425	425
Class M4, 2.8325% 3/25/34 (d)	325	325
Class M6, 3.1825% 3/25/34 (d)	400	399
GSAMP Trust Series 2004-FM2:
Class M1, 2.4325% 1/25/34 (d)	3,500	3,500
Class M2, 3.0325% 1/25/34 (d)	1,600	1,600
Class M3, 3.2325% 1/25/34 (d)	1,600	1,600
Home Equity Asset Trust:
Series 2003-2:
Class A2, 2.3125% 8/25/33 (d)	1,061	1,062
Class M1, 2.8125% 8/25/33 (d)	2,915	2,947
Series 2003-4:
Class M1, 2.7325% 10/25/33 (d)	4,025	4,058
Class M2, 3.8325% 10/25/33 (d)	4,765	4,847
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	153	154
Series 2003-2N Class A, 8% 9/27/33 (a)	587	590
Series 2003-5N Class A, 7.5% 1/27/34 (a)	342	344
Household Home Equity Loan Trust Series 2002-2 Class A, 2.21% 4/20/32 (d)	3,740	3,742
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 3.7825% 7/25/33 (d)	4,800	4,925
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.23% 1/15/09 (d)	33,400	33,511
Series 2003-B2 Class B2, 2.26% 10/15/10 (d)	1,530	1,538
Series 2003-B3 Class B3, 2.245% 1/18/11 (d)	7,085	7,104
Series 2003-B5 Class B5, 2.24% 2/15/11 (d)	10,335	10,408
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.4325% 7/25/34 (d)	2,225	2,225
Class M2, 2.4825% 7/25/34 (d)	400	400
Class M3, 2.8825% 7/25/34 (d)	825	825
Class M4, 3.0325% 7/25/34 (d)	550	550
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.0325% 12/27/32 (d)	1,945	1,975
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-HE1 Class M2, 3.8325% 5/25/33 (d)	$ 5,560	$ 5,643
Series 2003-NC8 Class M1, 2.6325% 9/25/33 (d)	2,600	2,609
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.9325% 1/25/32 (d)	5,135	5,203
Series 2002-NC1 Class M1, 2.7325% 2/25/32 (a)(d)	3,680	3,710
Series 2002-NC3 Class M1, 2.6525% 8/25/32 (d)	1,585	1,597
Series 2003-NC2 Class M2, 3.9325% 2/25/33 (d)	2,855	2,919
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (a)(d)(f)	8,640	3,335
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	9,055	5,079
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.3625% 1/25/33 (d)	3,728	3,735
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	10,500	10,487
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.3825% 6/25/34 (d)	1,500	1,501
Class M4, 2.9075% 6/25/34 (d)	2,520	2,502
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,720	7,990
Series 2002-4 Class A, 2% 8/18/09 (d)	10,400	10,409
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.47% 6/15/33 (d)	5,136	5,194
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.32% 3/15/11 (a)(d)	9,340	9,349
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	13,100	13,168
TOTAL ASSET-BACKED SECURITIES (Cost $350,598)		352,715
Collateralized Mortgage Obligations - 4.9%

Private Sponsor - 3.9%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3946% 12/25/33 (d)	2,674	2,681
Class 2A1, 4.2114% 12/25/33 (d)	7,477	7,448
Series 2003-L Class 2A1, 4.0319% 1/25/34 (d)	14,309	14,230
Series 2004-1 Class 2A2, 4.7497% 10/25/34 (d)	13,523	13,658
Series 2004-B:
Class 1A1, 3.4413% 3/25/34 (d)	5,488	5,486
Class 2A2, 4.1529% 3/25/34 (d)	5,021	5,019
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-C Class 1A1, 3.4176% 4/25/34 (d)	$ 9,626	$ 9,616
Series 2004-D:
Class 1A1, 3.597% 5/25/34 (d)	11,373	11,387
Class 2A2, 4.2257% 5/25/34 (d)	13,100	13,084
Series 2004-G Class 2A7, 4.661% 8/25/34 (d)	11,694	11,789
Series 2004-H Class 2A1, 4.5448% 9/25/34 (d)	13,310	13,374
Series 2004-J:
Class 1A2, 4.3462% 11/25/34 (d)	5,055	5,118
Class 2A1, 4.8243% 11/25/34 (d)	20,505	20,755
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 2.3025% 4/25/34 (d)	4,414	4,422
Series 2004-AR6 Class 9A2, 2.3025% 10/25/34 (d)	6,582	6,589
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,928	2,019
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.327% 5/25/17 (d)	10,979	11,412
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2587% 8/25/17 (d)	9,793	10,191
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	5,372	5,592
Series 2004-SL2 Class A1, 6.5% 10/25/16	2,138	2,210
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 3.4081% 7/10/35 (a)(d)	9,006	9,164
Class B4, 3.6081% 7/10/35 (a)(d)	6,852	6,972
Class B5, 4.2081% 7/10/35 (a)(d)	6,461	6,552
Class B6, 4.7081% 7/10/35 (a)(d)	2,937	2,986
Series 2003-CB1:
Class B3, 3.3081% 6/10/35 (a)(d)	3,139	3,196
Class B4, 3.5081% 6/10/35 (a)(d)	2,809	2,859
Class B5, 4.1081% 6/10/35 (a)(d)	1,918	1,958
Class B6, 4.6081% 6/10/35 (a)(d)	1,139	1,163
Series 2004-A Class B4, 3.0581% 2/10/36 (a)(d)	5,952	5,985
Series 2004-B:
Class B4, 2.9581% 2/10/36 (a)(d)	1,591	1,591
Class B5, 3.4081% 2/10/36 (a)(d)	1,094	1,094
Class B6, 3.8581% 2/10/36 (a)(d)	298	298
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2004-C:
Class B4, 2.79% 9/10/36 (d)	$ 1,998	$ 1,998
Class B5, 3.19% 9/10/36 (d)	2,198	2,198
Class B6, 3.6081% 9/10/36 (d)	400	400
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,806	1,867
Series 2004-RA2 Class 2A, 7% 7/25/33	3,658	3,797
Wells Fargo Mortgage Backed Securities Trust Series 2004-T Class A1, 3.457% 9/25/34 (d)	12,833	12,810
TOTAL PRIVATE SPONSOR		242,968
U.S. Government Agency - 1.0%
Fannie Mae planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	3,155	3,171
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	196	197
Series 2003-73 Class GA, 3.5% 5/25/31	9,313	9,086
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	305	306
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	10,122	10,412
Series 2773 Class EG, 4.5% 4/15/19	1,087	1,056
Series 2775 Class OE, 4.5% 4/15/19	31,083	30,118
sequential pay Series 2750 Class ZT, 5% 2/15/34	7,216	6,508
Series 2749 Class MZ, 5% 2/15/24	215	215
Series 2764 Class ZB, 5% 3/15/33	166	166
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8703% 10/16/23 (d)	1,490	1,606
TOTAL U.S. GOVERNMENT AGENCY		62,841
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $304,440)		305,809
Commercial Mortgage Securities - 3.7%
	Principal Amount (000s)	Value (Note 1) (000s)
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 2.2925% 4/25/34 (a)(d)	$ 7,721	$ 7,697
Class B, 3.8325% 4/25/34 (a)(d)	858	856
Class M1, 2.4925% 4/25/34 (a)(d)	667	666
Class M2, 3.1325% 4/25/34 (a)(d)	667	667
Series 2004-2 Class A, 2.3625% 8/25/34 (a)(d)	7,128	7,135
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 2.1475% 4/14/15 (a)(d)	9,646	9,645
Series 2004-ESA Class A2, 2.2075% 5/14/16 (a)(d)	6,625	6,628
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	3,400	3,511
Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	5,195	5,366
Class C, 4.937% 5/14/16 (a)	3,370	3,483
Class D, 4.986% 5/14/16 (a)	1,405	1,452
Class E, 5.064% 5/14/16 (a)	4,375	4,515
Class F, 5.182% 5/14/16 (a)	1,050	1,083
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(d)	3,810	4,245
COMM floater Series 2002-FL7 Class A2, 2.22% 11/15/14 (a)(d)	4,496	4,497
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 2.2581% 9/15/14 (a)(d)	2,000	2,001
Class D, 2.4981% 9/15/14 (a)(d)	615	615
Class E, 2.5581% 9/15/14 (a)(d)	835	836
Class F, 2.6581% 9/15/14 (a)(d)	660	660
Class G, 2.8381% 9/15/14 (a)(d)	1,505	1,506
Class H, 2.9381% 9/15/14 (a)(d)	1,600	1,601
Class J, 3.4581% 9/15/14 (a)(d)	550	550
Class K, 3.8581% 9/15/14 (a)(d)	865	866
Class L, 4.0581% 9/15/14 (a)(d)	695	695
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	4,295	4,542
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	2,469	2,505
Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,284
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,106
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 3,045	$ 3,387
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,624
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	4,900	5,197
Class C1, 7.52% 5/15/06 (a)	3,500	3,718
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	14,222	15,311
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,707
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,643
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,384
Series 2003-47 Class C, 4.227% 10/16/27	11,493	11,485
Series 2003-59 Class D, 3.654% 10/16/27	11,780	11,300
Series 2003-47 Class XA, 0.237% 6/16/43 (d)(f)	35,850	1,931
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	5,960	6,641
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,967
Series 1998-GLII Class E, 7.1905% 4/13/31 (d)	1,220	1,298
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	11,400	10,540
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	7,431	8,021
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	9,000	9,691
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	6,100	6,548
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	17,361
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $230,024)		233,967
Foreign Government and Government Agency Obligations - 1.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Chilean Republic 7.125% 1/11/12	$ 12,070	$ 13,926
State of Israel 4.625% 6/15/13	1,855	1,798
United Mexican States:
5.875% 1/15/14	10,000	10,235
6.75% 9/27/34	30,000	29,325
7.5% 1/14/12	9,800	11,133
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $62,685)		66,417
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,963
Fixed-Income Funds - 10.6%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $671,000)	6,736,103	670,310
Cash Equivalents - 15.4%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.87%, dated 10/29/04 due 11/1/04) (g)	$ 960,078	959,929
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.79%, dated 10/29/04 due 11/1/04) (g)	6,595	6,594
TOTAL CASH EQUIVALENTS (Cost $966,523)		966,523
TOTAL INVESTMENT PORTFOLIO - 113.1% (Cost $6,981,256)		7,117,429
NET OTHER ASSETS - (13.1)%		(823,835)
NET ASSETS - 100%		$ 6,293,594
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap
Receive quarterly notional amount multilpied by ..43% and pay Bank of America upon default event of Apache Corp., par value of the notional amount of Apache Corp. 6.25% 4/15/12	Sept. 2014	$ 6,800	$ 9
Receive quarterly notional amount multiplied by ..41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,875	20
Receive quarterly notional amount multiplied by ..62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	5,000	13
Receive quarterly notional amount multiplied by ..75% and pay Citibank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	7,000	26
TOTAL CREDIT DEFAULT SWAP		23,675	68
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.4198% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Dec. 2005	50,000	(29)
Receive quarterly a fixed rate equal to 2.5664% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2006	9,000	(4)
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	50,000	229
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	96,000	164
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	22,890	853
TOTAL INTEREST RATE SWAP		227,890	1,213
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	$ 11,300	$ 114
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	9,100	67
Receive monthly a return equal to Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 32 basis points with Bank of America	Nov. 2004	11,300	72
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	11,300	(5)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	11,300	162
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	22,600	1,010
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	22,600	0
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	11,300	0
TOTAL TOTAL RETURN SWAP		110,800	1,420
		$ 362,365	$ 2,701
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $362,529,000 or 5.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement Counterparty	Value (000s)
$959,929,000 due 11/1/04 at 1.87%
Banc of America Securities LLC.	$ 352,576
Bank of America, National Association	94,651
Bear Stearns & Co., Inc.	44,959
Countrywide Securities Corporation.	21,297
Credit Suisse First Boston LLC	23,663
Goldman, Sachs & Co.	94,651
Greenwich Capital Markets, Inc.	47,326
J. P. Morgan Securities, Inc.	47,326
Morgan Stanley & Co. Incorporated	70,989
Societe Generale, New York Branch	11,831
UBS Securities LLC	117,532
WestLB AG	33,128
$ 959,929

$6,594,000 due 11/1/04 at 1.79%
Barclays Capital Inc.	1,127
Credit Suisse First Boston LLC	2,449
Dresdner Kleinwort Wasserstein Securities LLC	1,943
State Street Bank and Trust Company	1,075
$ 6,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $966,523) (cost $6,981,256) - See accompanying schedule		$ 7,117,429
Commitment to sell securities on a delayed delivery basis	$ (50,793)
Receivable for securities sold on a delayed delivery basis	50,821	28
Receivable for investments sold, regular delivery		224,200
Cash		1
Receivable for fund shares sold		27,821
Interest receivable		47,272
Swap agreements, at value		2,701
Receivable from investment adviser for expense reductions		1
Other affiliated receivables		6
Total assets		7,419,459

Liabilities
Payable for investments purchased Regular delivery	$ 130,943
Delayed delivery	987,130
Payable for fund shares redeemed	3,651
Distributions payable	428
Accrued management fee	2,200
Distribution fees payable	25
Other affiliated payables	957
Other payables and accrued expenses	531
Total liabilities		1,125,865

Net Assets		$ 6,293,594
Net Assets consist of:
Paid in capital		$ 6,109,306
Undistributed net investment income		5,943
Accumulated undistributed net realized gain (loss) on investments		39,443
Net unrealized appreciation (depreciation) on investments		138,902
Net Assets		$ 6,293,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,842 ÷ 4,447 shares)	$ 7.61

Maximum offering price per share (100/95.25 of $7.61)	$ 7.99
Class T: Net Asset Value and redemption price per share ($38,202 ÷ 5,017 shares)	$ 7.61

Maximum offering price per share (100/96.50 of $7.61)	$ 7.89
Class B: Net Asset Value and offering price per share ($8,656 ÷ 1,136 shares) A	$ 7.62

Class C: Net Asset Value and offering price per share ($7,451 ÷ 978 shares) A	$ 7.62

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($6,193,111 ÷ 813,445 shares)	$ 7.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,332 ÷ 1,618 shares)	$ 7.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)

Investment Income
Interest		$ 115,020
Security lending		175
Total income		115,195

Expenses
Management fee	$ 12,655
Transfer agent fees	4,989
Distribution fees	134
Accounting and security lending fees	371
Non-interested trustees' compensation	17
Custodian fees and expenses	89
Registration fees	91
Audit	36
Legal	6
Miscellaneous	74
Total expenses before reductions	18,462
Expense reductions	(47)	18,415
Net investment income		96,780
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	44,311
Swap agreements	2,527
Total net realized gain (loss)		46,838
Change in net unrealized appreciation (depreciation) on: Investment securities	101,001
Swap agreements	5,594
Delayed delivery commitments	28
Total change in net unrealized appreciation (depreciation)		106,623
Net gain (loss)		153,461
Net increase (decrease) in net assets resulting from operations		$ 250,241

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 96,780	$ 174,464
Net realized gain (loss)	46,838	63,703
Change in net unrealized appreciation (depreciation)	106,623	(142,453)
Net increase (decrease) in net assets resulting from operations	250,241	95,714
Distributions to shareholders from net investment income	(94,498)	(178,051)
Distributions to shareholders from net realized gain	(38,973)	(92,131)
Total distributions	(133,471)	(270,182)
Share transactions - net increase (decrease)	371,418	674,016
Total increase (decrease) in net assets	488,188	499,548

Net Assets
Beginning of period	5,805,406	5,305,858
End of period (including undistributed net investment income of $5,943 and undistributed net investment income of $3,661, respectively)	$ 6,293,594	$ 5,805,406

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.113	.224	.186
Net realized and unrealized gain (loss)	.188	(.095)	.326
Total from investment operations	.301	.129	.512
Distributions from net investment income	(.111)	(.229)	(.172)
Distributions from net realized gain	(.050)	(.130)	(.120)
Total distributions	(.161)	(.359)	(.292)
Net asset value, end of period	$ 7.61	$ 7.47	$ 7.70
Total Return B, C, D	4.09%	1.68%	6.98%
Ratios to Average Net Assets G
Expenses before expense reductions	.83% A	.83%	.79% A
Expenses net of voluntary waivers, if any	.83% A	.83%	.79% A
Expenses net of all reductions	.83% A	.83%	.79% A
Net investment income	3.01% A	2.96%	3.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 22	$ 8
Portfolio turnover rate	223% A	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.110	.214	.180
Net realized and unrealized gain (loss)	.187	(.094)	.324
Total from investment operations	.297	.120	.504
Distributions from net investment income	(.107)	(.220)	(.164)
Distributions from net realized gain	(.050)	(.130)	(.120)
Total distributions	(.157)	(.350)	(.284)
Net asset value, end of period	$ 7.61	$ 7.47	$ 7.70
Total Return B, C, D	4.04%	1.56%	6.87%
Ratios to Average Net Assets G
Expenses before expense reductions	.92% A	.96%	.97% A
Expenses net of voluntary waivers, if any	.92% A	.95%	.95% A
Expenses net of all reductions	.92% A	.95%	.95% A
Net investment income	2.92% A	2.84%	3.57% A
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 30	$ 10
Portfolio turnover rate	223% A	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.085	.166	.147
Net realized and unrealized gain (loss)	.197	(.095)	.322
Total from investment operations	.282	.071	.469
Distributions from net investment income	(.082)	(.171)	(.129)
Distributions from net realized gain	(.050)	(.130)	(.120)
Total distributions	(.132)	(.301)	(.249)
Net asset value, end of period	$ 7.62	$ 7.47	$ 7.70
Total Return B, C, D	3.83%	.90%	6.39%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66% A	1.63%	1.60% A
Expenses net of voluntary waivers, if any	1.60% A	1.60%	1.60% A
Expenses net of all reductions	1.60% A	1.60%	1.60% A
Net investment income	2.24% A	2.19%	2.92% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 9	$ 8
Portfolio turnover rate	223% A	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.083	.161	.145
Net realized and unrealized gain (loss)	.197	(.095)	.322
Total from investment operations	.280	.066	.467
Distributions from net investment income	(.080)	(.166)	(.127)
Distributions from net realized gain	(.050)	(.130)	(.120)
Total distributions	(.130)	(.296)	(.247)
Net asset value, end of period	$ 7.62	$ 7.47	$ 7.70
Total Return B, C, D	3.80%	.84%	6.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.65% A	1.66%	1.64% A
Expenses net of voluntary waivers, if any	1.65% A	1.66%	1.64% A
Expenses net of all reductions	1.65% A	1.66%	1.64% A
Net investment income	2.19% A	2.13%	2.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 7	$ 6
Portfolio turnover rate	223% A	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.33	$ 7.18	$ 6.86	$ 7.25
Income from Investment Operations
Net investment income D	.122	.240	.290	.379 F	.445	.433
Net realized and unrealized gain (loss)	.187	(.095)	.483	.158 F	.324	(.388)
Total from investment operations	.309	.145	.773	.537	.769	.045
Distributions from net investment income	(.119)	(.245)	(.283)	(.377)	(.449)	(.435)
Distributions from net realized gain	(.050)	(.130)	(.120)	(.010)	-	-
Total distributions	(.169)	(.375)	(.403)	(.387)	(.449)	(.435)
Net asset value, end of period	$ 7.61	$ 7.47	$ 7.70	$ 7.33	$ 7.18	$ 6.86
Total Return B, C	4.21%	1.89%	10.82%	7.61%	11.51%	.71%
Ratios to Average Net Assets E
Expenses before expense reductions	.61% A	.63%	.66%	.66%	.65%	.70%
Expenses net of voluntary waivers, if any	.61% A	.63%	.66%	.66%	.65%	.70%
Expenses net of all reductions	.61% A	.63%	.66%	.66%	.64%	.69%
Net investment income	3.24% A	3.16%	3.86%	5.18% F	6.31%	6.21%
Supplemental Data
Net assets, end of period (in millions)	$ 6,193	$ 5,735	$ 5,274	$ 4,056	$ 2,976	$ 2,130
Portfolio turnover rate	223% A	238%	276%	230%	226%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income D	.121	.233	.202
Net realized and unrealized gain (loss)	.186	(.078)	.321
Total from investment operations	.307	.155	.523
Distributions from net investment income	(.117)	(.245)	(.183)
Distributions from net realized gain	(.050)	(.130)	(.120)
Total distributions	(.167)	(.375)	(.303)
Net asset value, end of period	$ 7.62	$ 7.48	$ 7.70
Total Return B, C	4.17%	2.04%	7.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.62% A	.64%	.56% A
Expenses net of voluntary waivers, if any	.62% A	.64%	.56% A
Expenses net of all reductions	.62% A	.64%	.56% A
Net investment income	3.22% A	3.15%	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,332	$ 2,840	$ 275
Portfolio turnover rate	223% A	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 27, 2002 (commencement of sale of shares) to to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 140,277
Unrealized depreciation	(8,708)
Net unrealized appreciation (depreciation)	$ 131,569
Cost for federal income tax purposes	$ 6,985,860

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell

Semiannual Report

2. Operating Policies - continued

Financing Transactions - continued

similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $619,590 and $650,079, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 19	$ -
Class T	0%	.25%	42	-
Class B	.65%	.25%	38	28
Class C	.75%	.25%	35	9
			$ 134	$ 37

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	2
Class B*	14
Class C*	1
$ 23

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 30.24
Class T	40.23
Class B	14.32
Class C	8.22
Investment Grade Bond	4,892.17
Institutional Class	5.18
	$ 4,989

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,513 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end, there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.60%	$ 2

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Investment Grade Bond	$ 42

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2004	Year ended April 30, 2004
From net investment income
Class A	$ 380	$ 334
Class T	488	496
Class B	92	197
Class C	74	126
Investment Grade Bond	93,364	176,877
Institutional Class	100	21
Total	$ 94,498	$ 178,051
From net realized gain
Class A	$ 148	$ 86
Class T	229	206
Class B	57	146
Class C	45	101
Investment Grade Bond	38,473	91,586
Institutional Class	21	6
Total	$ 38,973	$ 92,131

Semiannual Report

9. Other Information.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were owners of record of approximately 19% and 11%, respectively, of the total outstanding shares of the fund. The Fidelity Freedom Funds, in aggregate, were the owners of record of more than 42% of the total outstanding shares of the fund.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2004	Year ended April 30, 2004	Six months ended October 31, 2004	Year ended April 30, 2004
Class A
Shares sold	2,064	6,935	$ 15,544	$ 53,009
Reinvestment of distributions	26	41	195	312
Shares redeemed	(601)	(5,068)	(4,501)	(38,622)
Net increase (decrease)	1,489	1,908	$ 11,238	$ 14,699
Class T
Shares sold	1,751	3,443	$ 13,096	$ 26,145
Reinvestment of distributions	96	91	713	690
Shares redeemed	(839)	(876)	(6,252)	(6,636)
Net increase (decrease)	1,008	2,658	$ 7,557	$ 20,199
Class B
Shares sold	152	693	$ 1,137	$ 5,279
Reinvestment of distributions	17	38	124	290
Shares redeemed	(197)	(569)	(1,467)	(4,307)
Net increase (decrease)	(28)	162	$ (206)	$ 1,262
Class C
Shares sold	204	742	$ 1,535	$ 5,684
Reinvestment of distributions	14	25	104	192
Shares redeemed	(133)	(594)	(995)	(4,535)
Net increase (decrease)	85	173	$ 644	$ 1,341
Investment Grade Bond
Shares sold	78,877	235,224	$ 590,927	$ 1,786,027
Reinvestment of distributions	17,305	34,342	128,990	261,415
Shares redeemed	(50,569)	(186,718)	(377,106)	(1,413,531)
Net increase (decrease)	45,613	82,848	$ 342,811	$ 633,911
Institutional Class
Shares sold	1,363	387	$ 10,311	$ 2,932
Reinvestment of distributions	15	3	115	21
Shares redeemed	(140)	(46)	(1,052)	(350)
Net increase (decrease)	1,238	344	$ 9,374	$ 2,603

Semiannual Report

Distributions

The Board of Trustees of Fidelity Advisor Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	12/06/04	12/03/04	$0.05
Class T	12/06/04	12/03/04	$0.05
Class B	12/06/04	12/03/04	$0.05
Class C	12/06/04	12/03/04	$0.05

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AIGB-USAN-1204
1.784859.101

Fidelity®

Investment Grade Bond

Fund

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund's investments over the past six months.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	28	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	38	Notes to the financial statements.
Distributions	47

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Class A
Actual	$ 1,000.00	$ 1,040.90	$ 4.27
HypotheticalA	$ 1,000.00	$ 1,020.76	$ 4.24
Class T
Actual	$ 1,000.00	$ 1,040.40	$ 4.73
HypotheticalA	$ 1,000.00	$ 1,020.30	$ 4.70
Class B
Actual	$ 1,000.00	$ 1,038.30	$ 8.22
HypotheticalA	$ 1,000.00	$ 1,016.83	$ 8.17
	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Class C
Actual	$ 1,000.00	$ 1,038.00	$ 8.48
HypotheticalA	$ 1,000.00	$ 1,016.58	$ 8.42
Institutional Class
Actual	$ 1,000.00	$ 1,041.70	$ 3.19
HypotheticalA	$ 1,000.00	$ 1,021.84	$ 3.16
Investment Grade Bond
Actual	$ 1,000.00	$ 1,042.10	$ 3.14
HypotheticalA	$ 1,000.00	$ 1,021.89	$ 3.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.83%
Class T	.92%
Class B	1.60%
Class C	1.65%
Institutional Class	.62%
Investment Grade Bond	.61%

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of October 31, 2004	As of April 30, 2004
U.S. Government and U.S. Government Agency Obligations 52.2%	U.S. Government and U.S. Government Agency Obligations 58.2%
AAA 7.9%	AAA 7.2%
AA 2.7%	AA 3.0%
A 12.6%	A 13.9%
BBB 17.9%	BBB 17.7%
BB and Below 0.8%	BB and Below 1.4%
Not Rated 1.2%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 4.7%	Short-Term Investments and Net Other Assets(dagger) (1.9)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of October 31, 2004
6 months ago
Years	5.6	5.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2004
6 months ago
Years	4.4	4.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2004*		As of April 30, 2004**
	Corporate Bonds 23.5%		Corporate Bonds 26.8%
	U.S. Government and U.S. Government Agency Obligations 52.2%		U.S. Government and U.S. Government Agency Obligations 58.2%
	Asset-Backed Securities 9.8%		Asset-Backed Securities 9.8%
	CMOs and Other Mortgage Related Securities 8.7%		CMOs and Other Mortgage Related Securities 6.2%
	Other Investments 1.1%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets 4.7%		Short-Term Investments and Net Other Assets(dagger) (1.9)%
* Foreign investments	8.1%	** Foreign investments	7.5%
* Futures and Swaps	5.1%	** Futures and Swaps	4.8%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.1%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 3,815	$ 3,841
4.75% 1/15/08	15,985	16,469
		20,310
Automobiles - 0.5%
Ford Motor Co.:
6.625% 10/1/28	4,300	3,880
7.45% 7/16/31	20,650	20,111
General Motors Corp. 7.2% 1/15/11	8,600	9,059
		33,050
Media - 1.5%
AOL Time Warner, Inc.:
6.875% 5/1/12	6,060	6,893
7.625% 4/15/31	14,695	17,411
7.7% 5/1/32	2,000	2,395
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	11,200	13,123
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	7,020
Cox Communications, Inc.:
4.625% 6/1/13	9,110	8,684
7.125% 10/1/12	5,770	6,490
7.75% 11/1/10	9,500	10,902
Liberty Media Corp. 8.25% 2/1/30	7,595	8,676
News America Holdings, Inc. 8% 10/17/16	1,000	1,238
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,308
		93,140
Multiline Retail - 0.1%
The May Department Stores Co. 3.95% 7/15/07 (a)	3,190	3,223
Specialty Retail - 0.1%
Boise Cascade Corp. 7.5% 2/1/08	3,650	4,074
TOTAL CONSUMER DISCRETIONARY		153,797
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.1%
Safeway, Inc. 6.5% 3/1/11	5,735	6,336
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 0.2%
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	$ 6,685	$ 6,732
5.125% 10/1/13 (a)	4,725	4,825
		11,557
Tobacco - 0.3%
Altria Group, Inc. 7% 11/4/13	21,255	22,384
TOTAL CONSUMER STAPLES		40,277
ENERGY - 2.3%
Energy Equipment & Services - 0.6%
Cooper Cameron Corp. 2.65% 4/15/07	6,715	6,599
Petronas Capital Ltd. 7% 5/22/12 (a)	26,925	31,047
		37,646
Oil & Gas - 1.7%
Amerada Hess Corp.:
6.65% 8/15/11	1,525	1,704
7.125% 3/15/33	3,945	4,367
7.375% 10/1/09	3,475	3,953
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	8,835	9,027
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	9,462
Enterprise Products Operating LP:
4.625% 10/15/09 (a)	2,435	2,460
5.6% 10/15/14 (a)	1,720	1,753
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,127
Pemex Project Funding Master Trust 7.375% 12/15/14	47,060	52,142
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	6,400	7,624
Williams Companies, Inc.:
7.125% 9/1/11	9,690	10,853
7.5% 1/15/31	1,270	1,302
		109,774
TOTAL ENERGY		147,420
FINANCIALS - 9.1%
Capital Markets - 1.1%
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	5,100	5,009
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Bank of New York Co., Inc.: - continued
4.25% 9/4/12 (d)	$ 5,730	$ 5,803
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	8,365	8,654
Goldman Sachs Group, Inc.:
5.7% 9/1/12	6,615	7,046
6.6% 1/15/12	12,750	14,324
Morgan Stanley:
4.75% 4/1/14	24,180	23,688
6.6% 4/1/12	6,970	7,856
		72,380
Commercial Banks - 1.7%
Bank One Corp. 5.25% 1/30/13	13,775	14,272
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,972
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	2,920	2,949
5.25% 2/10/14 (a)	10,965	11,364
Korea Development Bank:
3.875% 3/2/09	16,050	16,053
4.75% 7/20/09	5,805	5,998
5.75% 9/10/13	15,730	17,022
Popular North America, Inc. 6.125% 10/15/06	5,270	5,564
US Bank NA, Minneapolis 6.3% 2/4/14	5,960	6,700
Wachovia Corp. 4.875% 2/15/14	16,960	17,078
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,414
		104,386
Consumer Finance - 2.1%
Capital One Bank:
4.875% 5/15/08	8,240	8,557
6.5% 6/13/13	8,775	9,636
General Electric Capital Corp.:
6% 6/15/12	4,600	5,051
6.125% 2/22/11	21,400	23,658
General Motors Acceptance Corp.:
5.625% 5/15/09	840	848
6.125% 2/1/07	840	874
6.875% 9/15/11	18,455	19,211
Household Finance Corp.:
6.375% 10/15/11	20,020	22,329
6.375% 11/27/12	6,035	6,737
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.: - continued
6.75% 5/15/11	$ 9,235	$ 10,446
7% 5/15/12	7,166	8,279
MBNA America Bank NA 4.625% 8/3/09	5,000	5,134
MBNA Corp. 7.5% 3/15/12	7,730	9,033
		129,793
Diversified Financial Services - 1.0%
Citigroup, Inc. 5.625% 8/27/12	5,960	6,426
Duke Capital LLC 4.331% 11/16/06	2,040	2,077
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	3,075	3,273
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (a)	15,035	15,610
7.45% 11/24/33 (a)	4,500	4,707
International Lease Finance Corp. 4.375% 11/1/09	4,425	4,435
J.P. Morgan Chase & Co. 4.875% 3/15/14	9,405	9,414
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	16,040	16,690
		62,632
Insurance - 0.7%
Aegon NV 4.75% 6/1/13	13,000	12,981
Assurant, Inc. 5.625% 2/15/14	4,265	4,397
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	16,781	18,169
Travelers Property Casualty Corp.:
5% 3/15/13	3,170	3,152
6.375% 3/15/33	4,075	4,191
		42,890
Real Estate - 1.8%
Boston Properties, Inc. 6.25% 1/15/13	16,730	18,202
Camden Property Trust:
5.875% 6/1/07	3,920	4,155
5.875% 11/30/12	6,435	6,825
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,341
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,396
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,090
EOP Operating LP:
4.65% 10/1/10	31,940	32,440
4.75% 3/15/14	11,300	10,986
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Gables Realty LP:
5.75% 7/15/07	$ 8,040	$ 8,428
6.8% 3/15/05	1,120	1,135
Healthcare Realty Trust, Inc. 5.125% 4/1/14	8,535	8,332
Regency Centers LP 6.75% 1/15/12	7,380	8,309
		112,639
Thrifts & Mortgage Finance - 0.7%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,370	1,346
4% 3/22/11	14,235	13,870
5.625% 5/15/07	5,500	5,796
Independence Community Bank Corp. 3.75% 4/1/14 (d)	5,390	5,255
Washington Mutual Bank 6.875% 6/15/11	4,900	5,570
Washington Mutual, Inc.:
4.375% 1/15/08	6,300	6,464
4.625% 4/1/14	7,910	7,620
		45,921
TOTAL FINANCIALS		570,641
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
Bombardier, Inc.:
6.3% 5/1/14 (a)	10,765	9,656
7.45% 5/1/34 (a)	180	158
Raytheon Co. 6.15% 11/1/08	8,000	8,722
		18,536
Airlines - 0.2%
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	10,045	9,516
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	7,455	7,634
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee 5.875% 11/1/04	3,000	3,000
Road & Rail - 0.2%
CSX Corp. 6.75% 3/15/11	9,000	10,111
TOTAL INDUSTRIALS		48,797
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 8% 11/1/11	$ 10,160	$ 12,254
MATERIALS - 0.5%
Chemicals - 0.1%
Lubrizol Corp.:
5.5% 10/1/14	2,075	2,092
6.5% 10/1/34	3,765	3,794
		5,886
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (a)	1,945	2,002
6.875% 7/15/33 (a)	4,070	4,356
		6,358
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,460	3,834
Paper & Forest Products - 0.3%
International Paper Co.:
4.25% 1/15/09	2,090	2,109
5.5% 1/15/14	5,245	5,413
Weyerhaeuser Co.:
5.25% 12/15/09	3,465	3,653
7.375% 3/15/32	5,060	5,902
		17,077
TOTAL MATERIALS		33,155
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.0%
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	4,185	4,522
Bellsouth Capital Funding Corp. 7.875% 2/15/30	3,210	3,956
BellSouth Corp. 6.55% 6/15/34	28,300	30,257
British Telecommunications PLC:
8.375% 12/15/10	12,619	15,313
8.875% 12/15/30	3,280	4,384
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,280	6,493
8.25% 6/15/05	2,035	2,105
8.5% 6/15/10	3,725	4,488
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV: - continued
8.75% 6/15/30	$ 18,985	$ 25,052
France Telecom SA 8.75% 3/1/11	15,880	19,072
Koninklijke KPN NV yankee 8% 10/1/10	17,000	20,345
KT Corp. 5.875% 6/24/14 (a)	5,295	5,680
SBC Communications, Inc.:
4.125% 9/15/09	12,820	12,884
5.875% 2/1/12	1,000	1,079
6.45% 6/15/34	5,900	6,202
Sprint Capital Corp.:
7.625% 1/30/11	7,800	9,123
8.375% 3/15/12	12,800	15,709
Telecom Italia Capital:
4% 11/15/08	12,400	12,483
4.95% 9/30/14 (a)	8,070	8,008
Telefonica Europe BV 7.75% 9/15/10	10,700	12,684
TELUS Corp. yankee 7.5% 6/1/07	15,105	16,597
Verizon Global Funding Corp.:
7.25% 12/1/10	2,100	2,450
7.375% 9/1/12	11,080	13,162
		252,048
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 5.5% 3/1/14	19,265	18,933
AT&T Wireless Services, Inc.:
7.875% 3/1/11	5,035	5,998
8.75% 3/1/31	3,740	5,021
Cingular Wireless LLC 7.125% 12/15/31	6,488	7,364
		37,316
TOTAL TELECOMMUNICATION SERVICES		289,364
UTILITIES - 2.5%
Electric Utilities - 1.7%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,715	9,100
DTE Energy Co. 7.05% 6/1/11	5,030	5,717
Duke Capital LLC 6.75% 2/15/32	11,065	11,916
Exelon Generation Co. LLC 5.35% 1/15/14	19,963	20,562
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,433
6.45% 11/15/11	1,690	1,852
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co. 7.5% 6/15/09	$ 5,000	$ 5,733
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	4,063
5.875% 10/1/12	2,650	2,836
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	11,261
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,010	2,000
4.8% 3/1/14	2,670	2,674
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,976
7.875% 10/1/12	5,630	6,892
Southern California Edison Co.:
4.65% 4/1/15	700	691
5% 1/15/14	585	599
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,192
		103,497
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,737
NiSource Finance Corp. 7.875% 11/15/10	5,655	6,713
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,480	5,167
		13,617
Multi-Utilities & Unregulated Power - 0.6%
Constellation Energy Group, Inc.:
6.35% 4/1/07	6,915	7,400
7% 4/1/12	4,485	5,130
Dominion Resources, Inc.:
6.25% 6/30/12	10,625	11,652
8.125% 6/15/10	13,170	15,677
		39,859
TOTAL UTILITIES		156,973
TOTAL NONCONVERTIBLE BONDS (Cost $1,374,739)		1,452,678
U.S. Government and Government Agency Obligations - 17.6%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 4.3%
Fannie Mae:
4.375% 7/17/13	$ 20,950	$ 20,474
4.625% 10/15/13	50,000	50,845
5.5% 7/18/12	34,500	35,101
6% 5/15/11	7,555	8,408
6.125% 3/15/12	22,972	25,811
6.25% 2/1/11	33,655	37,368
6.25% 3/22/12	19,683	19,966
Financing Corp. - coupon STRIPS 0% 3/7/05	11,375	11,292
Freddie Mac:
4.5% 1/15/14	25,300	25,440
5.25% 11/5/12	5,610	5,748
5.875% 3/21/11	29,045	31,742
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		272,195
U.S. Treasury Inflation Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	29,757	31,128
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	81,635	84,619
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		115,747
U.S. Treasury Obligations - 11.5%
U.S. Treasury Bonds:
6.125% 11/15/27	22,900	26,920
6.125% 8/15/29	138,951	164,071
6.375% 8/15/27	53,245	64,379
8% 11/15/21	31,000	43,019
9.875% 11/15/15	6,825	10,238
11.25% 2/15/15	21,590	34,511
U.S. Treasury Notes:
2.75% 7/31/06	134,927	135,554
3.125% 5/15/07	50,000	50,508
3.375% 12/15/08	5,200	5,252
4% 11/15/12	138,820	140,360
4.75% 5/15/14	8,600	9,093
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
5% 8/15/11	$ 5,312	$ 5,737
6.5% 2/15/10	27,000	31,066
TOTAL U.S. TREASURY OBLIGATIONS		720,708
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,080,424)		1,108,650
U.S. Government Agency - Mortgage Securities - 31.1%

Fannie Mae - 29.7%
4% 11/1/19 (b)	34,683	34,033
4.5% 11/1/19 (b)	208,070	208,460
4.5% 7/1/33 to 12/1/33	61,706	60,010
5% 12/1/17	2,220	2,269
5% 11/1/34 (b)(c)	354,321	352,882
5.5% 2/1/11 to 10/1/34	409,562	418,173
5.5% 11/1/34 (b)	279,092	284,064
6% 1/1/13 to 6/1/32	8,746	9,157
6% 11/1/34 (b)	9,075	9,404
6.5% 3/1/06 to 1/1/33	160,517	169,301
6.5% 11/1/19 (b)	31,000	32,879
6.5% 11/1/34 (b)	52,712	55,413
7% 7/1/22 to 1/1/34	209,394	222,699
7.5% 6/1/25 to 8/1/29	5,348	5,748
9.5% 1/1/17 to 2/1/25	522	590
12.5% 1/1/15 to 7/1/15	11	13
TOTAL FANNIE MAE		1,865,095
Freddie Mac - 0.0%
8.5% 9/1/22 to 9/1/27	727	799
Government National Mortgage Association - 1.4%
5.5% 12/15/32 to 5/15/34	16,810	17,231
6% 10/15/08 to 10/15/30	12,362	12,913
6% 11/1/34 (b)	7,427	7,719
6.5% 3/15/26 to 2/15/33	5,597	5,933
7% 8/15/23 to 12/15/32	36,519	38,999
7% 11/1/34 (b)	3,387	3,614
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7.5% 10/15/05 to 8/15/28	$ 2,347	$ 2,537
8% 9/15/24 to 5/15/32	469	512
8.5% 1/15/31	34	37
9% 4/15/23	8	8
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		89,503
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,936,445)		1,955,397
Asset-Backed Securities - 5.6%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 3.7825% 11/25/32 (d)	3,646	3,707
Series 2004-HE1:
Class M1, 2.4325% 2/25/34 (d)	2,300	2,300
Class M2, 3.0325% 2/25/34 (d)	2,600	2,601
American Express Credit Account Master Trust Series 2004-C Class C, 2.37% 2/15/12 (a)(d)	28,600	28,598
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.3625% 4/25/34 (d)	1,290	1,290
Class M2, 2.4125% 4/25/34 (d)	1,000	1,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 2.25% 4/15/33 (d)	4,728	4,734
Series 2003-HE7 Class A3, 2.23% 12/15/33 (d)	8,276	8,282
Bank One Issuance Trust:
Series 2002-C1 Class C1, 2.83% 12/15/09 (d)	8,010	8,106
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	14,102
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.4088% 2/28/44 (d)	8,345	8,352
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 2.55% 7/15/08 (d)	8,570	8,600
Series 2003-B1 Class B1, 3.04% 2/17/09 (d)	13,465	13,645
Series 2003-B2 Class B2, 3.5% 2/17/09	7,080	7,129
Series 2003-B4 Class B4, 2.67% 7/15/11 (d)	6,635	6,749
Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,570
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3.8325% 10/25/33 (d)	3,150	3,241
Chase Credit Card Owner Trust Series 2004-1 Class B, 2.07% 5/15/09 (d)	4,365	4,365
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.72% 10/15/07 (d)	15,800	15,838
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Citibank Credit Card Issuance Trust: - continued
Series 2003-C1 Class C1, 3.14% 4/7/10 (d)	$ 5,790	$ 5,919
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.4325% 5/25/34 (d)	5,450	5,450
Series 2004-3 Class M1, 2.4325% 6/25/34 (d)	1,525	1,527
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 2.6125% 11/25/33 (d)	1,400	1,410
Class M2, 3.6825% 11/25/33 (d)	700	716
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2.4825% 3/25/34 (d)	425	425
Class M4, 2.8325% 3/25/34 (d)	325	325
Class M6, 3.1825% 3/25/34 (d)	400	399
GSAMP Trust Series 2004-FM2:
Class M1, 2.4325% 1/25/34 (d)	3,500	3,500
Class M2, 3.0325% 1/25/34 (d)	1,600	1,600
Class M3, 3.2325% 1/25/34 (d)	1,600	1,600
Home Equity Asset Trust:
Series 2003-2:
Class A2, 2.3125% 8/25/33 (d)	1,061	1,062
Class M1, 2.8125% 8/25/33 (d)	2,915	2,947
Series 2003-4:
Class M1, 2.7325% 10/25/33 (d)	4,025	4,058
Class M2, 3.8325% 10/25/33 (d)	4,765	4,847
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	153	154
Series 2003-2N Class A, 8% 9/27/33 (a)	587	590
Series 2003-5N Class A, 7.5% 1/27/34 (a)	342	344
Household Home Equity Loan Trust Series 2002-2 Class A, 2.21% 4/20/32 (d)	3,740	3,742
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 3.7825% 7/25/33 (d)	4,800	4,925
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.23% 1/15/09 (d)	33,400	33,511
Series 2003-B2 Class B2, 2.26% 10/15/10 (d)	1,530	1,538
Series 2003-B3 Class B3, 2.245% 1/18/11 (d)	7,085	7,104
Series 2003-B5 Class B5, 2.24% 2/15/11 (d)	10,335	10,408
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.4325% 7/25/34 (d)	2,225	2,225
Class M2, 2.4825% 7/25/34 (d)	400	400
Class M3, 2.8825% 7/25/34 (d)	825	825
Class M4, 3.0325% 7/25/34 (d)	550	550
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.0325% 12/27/32 (d)	1,945	1,975
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-HE1 Class M2, 3.8325% 5/25/33 (d)	$ 5,560	$ 5,643
Series 2003-NC8 Class M1, 2.6325% 9/25/33 (d)	2,600	2,609
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.9325% 1/25/32 (d)	5,135	5,203
Series 2002-NC1 Class M1, 2.7325% 2/25/32 (a)(d)	3,680	3,710
Series 2002-NC3 Class M1, 2.6525% 8/25/32 (d)	1,585	1,597
Series 2003-NC2 Class M2, 3.9325% 2/25/33 (d)	2,855	2,919
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (a)(d)(f)	8,640	3,335
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	9,055	5,079
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.3625% 1/25/33 (d)	3,728	3,735
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	10,500	10,487
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.3825% 6/25/34 (d)	1,500	1,501
Class M4, 2.9075% 6/25/34 (d)	2,520	2,502
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,720	7,990
Series 2002-4 Class A, 2% 8/18/09 (d)	10,400	10,409
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.47% 6/15/33 (d)	5,136	5,194
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.32% 3/15/11 (a)(d)	9,340	9,349
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	13,100	13,168
TOTAL ASSET-BACKED SECURITIES (Cost $350,598)		352,715
Collateralized Mortgage Obligations - 4.9%

Private Sponsor - 3.9%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3946% 12/25/33 (d)	2,674	2,681
Class 2A1, 4.2114% 12/25/33 (d)	7,477	7,448
Series 2003-L Class 2A1, 4.0319% 1/25/34 (d)	14,309	14,230
Series 2004-1 Class 2A2, 4.7497% 10/25/34 (d)	13,523	13,658
Series 2004-B:
Class 1A1, 3.4413% 3/25/34 (d)	5,488	5,486
Class 2A2, 4.1529% 3/25/34 (d)	5,021	5,019
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-C Class 1A1, 3.4176% 4/25/34 (d)	$ 9,626	$ 9,616
Series 2004-D:
Class 1A1, 3.597% 5/25/34 (d)	11,373	11,387
Class 2A2, 4.2257% 5/25/34 (d)	13,100	13,084
Series 2004-G Class 2A7, 4.661% 8/25/34 (d)	11,694	11,789
Series 2004-H Class 2A1, 4.5448% 9/25/34 (d)	13,310	13,374
Series 2004-J:
Class 1A2, 4.3462% 11/25/34 (d)	5,055	5,118
Class 2A1, 4.8243% 11/25/34 (d)	20,505	20,755
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 2.3025% 4/25/34 (d)	4,414	4,422
Series 2004-AR6 Class 9A2, 2.3025% 10/25/34 (d)	6,582	6,589
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,928	2,019
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.327% 5/25/17 (d)	10,979	11,412
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2587% 8/25/17 (d)	9,793	10,191
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	5,372	5,592
Series 2004-SL2 Class A1, 6.5% 10/25/16	2,138	2,210
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 3.4081% 7/10/35 (a)(d)	9,006	9,164
Class B4, 3.6081% 7/10/35 (a)(d)	6,852	6,972
Class B5, 4.2081% 7/10/35 (a)(d)	6,461	6,552
Class B6, 4.7081% 7/10/35 (a)(d)	2,937	2,986
Series 2003-CB1:
Class B3, 3.3081% 6/10/35 (a)(d)	3,139	3,196
Class B4, 3.5081% 6/10/35 (a)(d)	2,809	2,859
Class B5, 4.1081% 6/10/35 (a)(d)	1,918	1,958
Class B6, 4.6081% 6/10/35 (a)(d)	1,139	1,163
Series 2004-A Class B4, 3.0581% 2/10/36 (a)(d)	5,952	5,985
Series 2004-B:
Class B4, 2.9581% 2/10/36 (a)(d)	1,591	1,591
Class B5, 3.4081% 2/10/36 (a)(d)	1,094	1,094
Class B6, 3.8581% 2/10/36 (a)(d)	298	298
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2004-C:
Class B4, 2.79% 9/10/36 (d)	$ 1,998	$ 1,998
Class B5, 3.19% 9/10/36 (d)	2,198	2,198
Class B6, 3.6081% 9/10/36 (d)	400	400
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,806	1,867
Series 2004-RA2 Class 2A, 7% 7/25/33	3,658	3,797
Wells Fargo Mortgage Backed Securities Trust Series 2004-T Class A1, 3.457% 9/25/34 (d)	12,833	12,810
TOTAL PRIVATE SPONSOR		242,968
U.S. Government Agency - 1.0%
Fannie Mae planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	3,155	3,171
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	196	197
Series 2003-73 Class GA, 3.5% 5/25/31	9,313	9,086
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	305	306
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	10,122	10,412
Series 2773 Class EG, 4.5% 4/15/19	1,087	1,056
Series 2775 Class OE, 4.5% 4/15/19	31,083	30,118
sequential pay Series 2750 Class ZT, 5% 2/15/34	7,216	6,508
Series 2749 Class MZ, 5% 2/15/24	215	215
Series 2764 Class ZB, 5% 3/15/33	166	166
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8703% 10/16/23 (d)	1,490	1,606
TOTAL U.S. GOVERNMENT AGENCY		62,841
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $304,440)		305,809
Commercial Mortgage Securities - 3.7%
	Principal Amount (000s)	Value (Note 1) (000s)
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 2.2925% 4/25/34 (a)(d)	$ 7,721	$ 7,697
Class B, 3.8325% 4/25/34 (a)(d)	858	856
Class M1, 2.4925% 4/25/34 (a)(d)	667	666
Class M2, 3.1325% 4/25/34 (a)(d)	667	667
Series 2004-2 Class A, 2.3625% 8/25/34 (a)(d)	7,128	7,135
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 2.1475% 4/14/15 (a)(d)	9,646	9,645
Series 2004-ESA Class A2, 2.2075% 5/14/16 (a)(d)	6,625	6,628
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	3,400	3,511
Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	5,195	5,366
Class C, 4.937% 5/14/16 (a)	3,370	3,483
Class D, 4.986% 5/14/16 (a)	1,405	1,452
Class E, 5.064% 5/14/16 (a)	4,375	4,515
Class F, 5.182% 5/14/16 (a)	1,050	1,083
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(d)	3,810	4,245
COMM floater Series 2002-FL7 Class A2, 2.22% 11/15/14 (a)(d)	4,496	4,497
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 2.2581% 9/15/14 (a)(d)	2,000	2,001
Class D, 2.4981% 9/15/14 (a)(d)	615	615
Class E, 2.5581% 9/15/14 (a)(d)	835	836
Class F, 2.6581% 9/15/14 (a)(d)	660	660
Class G, 2.8381% 9/15/14 (a)(d)	1,505	1,506
Class H, 2.9381% 9/15/14 (a)(d)	1,600	1,601
Class J, 3.4581% 9/15/14 (a)(d)	550	550
Class K, 3.8581% 9/15/14 (a)(d)	865	866
Class L, 4.0581% 9/15/14 (a)(d)	695	695
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	4,295	4,542
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	2,469	2,505
Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,284
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,106
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 3,045	$ 3,387
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,624
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	4,900	5,197
Class C1, 7.52% 5/15/06 (a)	3,500	3,718
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	14,222	15,311
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,707
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,643
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,384
Series 2003-47 Class C, 4.227% 10/16/27	11,493	11,485
Series 2003-59 Class D, 3.654% 10/16/27	11,780	11,300
Series 2003-47 Class XA, 0.237% 6/16/43 (d)(f)	35,850	1,931
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	5,960	6,641
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,967
Series 1998-GLII Class E, 7.1905% 4/13/31 (d)	1,220	1,298
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	11,400	10,540
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	7,431	8,021
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	9,000	9,691
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	6,100	6,548
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	17,361
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $230,024)		233,967
Foreign Government and Government Agency Obligations - 1.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Chilean Republic 7.125% 1/11/12	$ 12,070	$ 13,926
State of Israel 4.625% 6/15/13	1,855	1,798
United Mexican States:
5.875% 1/15/14	10,000	10,235
6.75% 9/27/34	30,000	29,325
7.5% 1/14/12	9,800	11,133
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $62,685)		66,417
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,963
Fixed-Income Funds - 10.6%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $671,000)	6,736,103	670,310
Cash Equivalents - 15.4%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.87%, dated 10/29/04 due 11/1/04) (g)	$ 960,078	959,929
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.79%, dated 10/29/04 due 11/1/04) (g)	6,595	6,594
TOTAL CASH EQUIVALENTS (Cost $966,523)		966,523
TOTAL INVESTMENT PORTFOLIO - 113.1% (Cost $6,981,256)		7,117,429
NET OTHER ASSETS - (13.1)%		(823,835)
NET ASSETS - 100%		$ 6,293,594
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap
Receive quarterly notional amount multilpied by ..43% and pay Bank of America upon default event of Apache Corp., par value of the notional amount of Apache Corp. 6.25% 4/15/12	Sept. 2014	$ 6,800	$ 9
Receive quarterly notional amount multiplied by ..41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,875	20
Receive quarterly notional amount multiplied by ..62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	5,000	13
Receive quarterly notional amount multiplied by ..75% and pay Citibank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	7,000	26
TOTAL CREDIT DEFAULT SWAP		23,675	68
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.4198% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Dec. 2005	50,000	(29)
Receive quarterly a fixed rate equal to 2.5664% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2006	9,000	(4)
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	50,000	229
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	96,000	164
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	22,890	853
TOTAL INTEREST RATE SWAP		227,890	1,213
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	$ 11,300	$ 114
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	9,100	67
Receive monthly a return equal to Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 32 basis points with Bank of America	Nov. 2004	11,300	72
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	11,300	(5)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	11,300	162
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	22,600	1,010
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	22,600	0
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	11,300	0
TOTAL TOTAL RETURN SWAP		110,800	1,420
		$ 362,365	$ 2,701
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $362,529,000 or 5.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement Counterparty	Value (000s)
$959,929,000 due 11/1/04 at 1.87%
Banc of America Securities LLC.	$ 352,576
Bank of America, National Association	94,651
Bear Stearns & Co., Inc.	44,959
Countrywide Securities Corporation.	21,297
Credit Suisse First Boston LLC	23,663
Goldman, Sachs & Co.	94,651
Greenwich Capital Markets, Inc.	47,326
J. P. Morgan Securities, Inc.	47,326
Morgan Stanley & Co. Incorporated	70,989
Societe Generale, New York Branch	11,831
UBS Securities LLC	117,532
WestLB AG	33,128
$ 959,929

$6,594,000 due 11/1/04 at 1.79%
Barclays Capital Inc.	1,127
Credit Suisse First Boston LLC	2,449
Dresdner Kleinwort Wasserstein Securities LLC	1,943
State Street Bank and Trust Company	1,075
$ 6,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $966,523) (cost $6,981,256) - See accompanying schedule		$ 7,117,429
Commitment to sell securities on a delayed delivery basis	$ (50,793)
Receivable for securities sold on a delayed delivery basis	50,821	28
Receivable for investments sold, regular delivery		224,200
Cash		1
Receivable for fund shares sold		27,821
Interest receivable		47,272
Swap agreements, at value		2,701
Receivable from investment adviser for expense reductions		1
Other affiliated receivables		6
Total assets		7,419,459

Liabilities
Payable for investments purchased Regular delivery	$ 130,943
Delayed delivery	987,130
Payable for fund shares redeemed	3,651
Distributions payable	428
Accrued management fee	2,200
Distribution fees payable	25
Other affiliated payables	957
Other payables and accrued expenses	531
Total liabilities		1,125,865

Net Assets		$ 6,293,594
Net Assets consist of:
Paid in capital		$ 6,109,306
Undistributed net investment income		5,943
Accumulated undistributed net realized gain (loss) on investments		39,443
Net unrealized appreciation (depreciation) on investments		138,902
Net Assets		$ 6,293,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts) October 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,842 ÷ 4,447 shares)	$ 7.61

Maximum offering price per share (100/95.25 of $7.61)	$ 7.99
Class T: Net Asset Value and redemption price per share ($38,202 ÷ 5,017 shares)	$ 7.61

Maximum offering price per share (100/96.50 of $7.61)	$ 7.89
Class B: Net Asset Value and offering price per share ($8,656 ÷ 1,136 shares) A	$ 7.62

Class C: Net Asset Value and offering price per share ($7,451 ÷ 978 shares) A	$ 7.62

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($6,193,111 ÷ 813,445 shares)	$ 7.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,332 ÷ 1,618 shares)	$ 7.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)

Investment Income
Interest		$ 115,020
Security lending		175
Total income		115,195

Expenses
Management fee	$ 12,655
Transfer agent fees	4,989
Distribution fees	134
Accounting and security lending fees	371
Non-interested trustees' compensation	17
Custodian fees and expenses	89
Registration fees	91
Audit	36
Legal	6
Miscellaneous	74
Total expenses before reductions	18,462
Expense reductions	(47)	18,415
Net investment income		96,780
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	44,311
Swap agreements	2,527
Total net realized gain (loss)		46,838
Change in net unrealized appreciation (depreciation) on: Investment securities	101,001
Swap agreements	5,594
Delayed delivery commitments	28
Total change in net unrealized appreciation (depreciation)		106,623
Net gain (loss)		153,461
Net increase (decrease) in net assets resulting from operations		$ 250,241

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 96,780	$ 174,464
Net realized gain (loss)	46,838	63,703
Change in net unrealized appreciation (depreciation)	106,623	(142,453)
Net increase (decrease) in net assets resulting from operations	250,241	95,714
Distributions to shareholders from net investment income	(94,498)	(178,051)
Distributions to shareholders from net realized gain	(38,973)	(92,131)
Total distributions	(133,471)	(270,182)
Share transactions - net increase (decrease)	371,418	674,016
Total increase (decrease) in net assets	488,188	499,548

Net Assets
Beginning of period	5,805,406	5,305,858
End of period (including undistributed net investment income of $5,943 and undistributed net investment income of $3,661, respectively)	$ 6,293,594	$ 5,805,406

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.113	.224	.186
Net realized and unrealized gain (loss)	.188	(.095)	.326
Total from investment operations	.301	.129	.512
Distributions from net investment income	(.111)	(.229)	(.172)
Distributions from net realized gain	(.050)	(.130)	(.120)
Total distributions	(.161)	(.359)	(.292)
Net asset value, end of period	$ 7.61	$ 7.47	$ 7.70
Total Return B, C, D	4.09%	1.68%	6.98%
Ratios to Average Net Assets G
Expenses before expense reductions	.83% A	.83%	.79% A
Expenses net of voluntary waivers, if any	.83% A	.83%	.79% A
Expenses net of all reductions	.83% A	.83%	.79% A
Net investment income	3.01% A	2.96%	3.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 22	$ 8
Portfolio turnover rate	223% A	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.110	.214	.180
Net realized and unrealized gain (loss)	.187	(.094)	.324
Total from investment operations	.297	.120	.504
Distributions from net investment income	(.107)	(.220)	(.164)
Distributions from net realized gain	(.050)	(.130)	(.120)
Total distributions	(.157)	(.350)	(.284)
Net asset value, end of period	$ 7.61	$ 7.47	$ 7.70
Total Return B, C, D	4.04%	1.56%	6.87%
Ratios to Average Net Assets G
Expenses before expense reductions	.92% A	.96%	.97% A
Expenses net of voluntary waivers, if any	.92% A	.95%	.95% A
Expenses net of all reductions	.92% A	.95%	.95% A
Net investment income	2.92% A	2.84%	3.57% A
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 30	$ 10
Portfolio turnover rate	223% A	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.085	.166	.147
Net realized and unrealized gain (loss)	.197	(.095)	.322
Total from investment operations	.282	.071	.469
Distributions from net investment income	(.082)	(.171)	(.129)
Distributions from net realized gain	(.050)	(.130)	(.120)
Total distributions	(.132)	(.301)	(.249)
Net asset value, end of period	$ 7.62	$ 7.47	$ 7.70
Total Return B, C, D	3.83%	.90%	6.39%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66% A	1.63%	1.60% A
Expenses net of voluntary waivers, if any	1.60% A	1.60%	1.60% A
Expenses net of all reductions	1.60% A	1.60%	1.60% A
Net investment income	2.24% A	2.19%	2.92% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 9	$ 8
Portfolio turnover rate	223% A	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.083	.161	.145
Net realized and unrealized gain (loss)	.197	(.095)	.322
Total from investment operations	.280	.066	.467
Distributions from net investment income	(.080)	(.166)	(.127)
Distributions from net realized gain	(.050)	(.130)	(.120)
Total distributions	(.130)	(.296)	(.247)
Net asset value, end of period	$ 7.62	$ 7.47	$ 7.70
Total Return B, C, D	3.80%	.84%	6.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.65% A	1.66%	1.64% A
Expenses net of voluntary waivers, if any	1.65% A	1.66%	1.64% A
Expenses net of all reductions	1.65% A	1.66%	1.64% A
Net investment income	2.19% A	2.13%	2.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 7	$ 6
Portfolio turnover rate	223% A	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.33	$ 7.18	$ 6.86	$ 7.25
Income from Investment Operations
Net investment income D	.122	.240	.290	.379 F	.445	.433
Net realized and unrealized gain (loss)	.187	(.095)	.483	.158 F	.324	(.388)
Total from investment operations	.309	.145	.773	.537	.769	.045
Distributions from net investment income	(.119)	(.245)	(.283)	(.377)	(.449)	(.435)
Distributions from net realized gain	(.050)	(.130)	(.120)	(.010)	-	-
Total distributions	(.169)	(.375)	(.403)	(.387)	(.449)	(.435)
Net asset value, end of period	$ 7.61	$ 7.47	$ 7.70	$ 7.33	$ 7.18	$ 6.86
Total Return B, C	4.21%	1.89%	10.82%	7.61%	11.51%	.71%
Ratios to Average Net Assets E
Expenses before expense reductions	.61% A	.63%	.66%	.66%	.65%	.70%
Expenses net of voluntary waivers, if any	.61% A	.63%	.66%	.66%	.65%	.70%
Expenses net of all reductions	.61% A	.63%	.66%	.66%	.64%	.69%
Net investment income	3.24% A	3.16%	3.86%	5.18% F	6.31%	6.21%
Supplemental Data
Net assets, end of period (in millions)	$ 6,193	$ 5,735	$ 5,274	$ 4,056	$ 2,976	$ 2,130
Portfolio turnover rate	223% A	238%	276%	230%	226%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income D	.121	.233	.202
Net realized and unrealized gain (loss)	.186	(.078)	.321
Total from investment operations	.307	.155	.523
Distributions from net investment income	(.117)	(.245)	(.183)
Distributions from net realized gain	(.050)	(.130)	(.120)
Total distributions	(.167)	(.375)	(.303)
Net asset value, end of period	$ 7.62	$ 7.48	$ 7.70
Total Return B, C	4.17%	2.04%	7.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.62% A	.64%	.56% A
Expenses net of voluntary waivers, if any	.62% A	.64%	.56% A
Expenses net of all reductions	.62% A	.64%	.56% A
Net investment income	3.22% A	3.15%	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,332	$ 2,840	$ 275
Portfolio turnover rate	223% A	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 27, 2002 (commencement of sale of shares) to to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 140,277
Unrealized depreciation	(8,708)
Net unrealized appreciation (depreciation)	$ 131,569
Cost for federal income tax purposes	$ 6,985,860

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell

Semiannual Report

2. Operating Policies - continued

Financing Transactions - continued

similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $619,590 and $650,079, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 19	$ -
Class T	0%	.25%	42	-
Class B	.65%	.25%	38	28
Class C	.75%	.25%	35	9
			$ 134	$ 37

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	2
Class B*	14
Class C*	1
$ 23

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 30.24
Class T	40.23
Class B	14.32
Class C	8.22
Investment Grade Bond	4,892.17
Institutional Class	5.18
	$ 4,989

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,513 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end, there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.60%	$ 2

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Investment Grade Bond	$ 42

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2004	Year ended April 30, 2004
From net investment income
Class A	$ 380	$ 334
Class T	488	496
Class B	92	197
Class C	74	126
Investment Grade Bond	93,364	176,877
Institutional Class	100	21
Total	$ 94,498	$ 178,051
From net realized gain
Class A	$ 148	$ 86
Class T	229	206
Class B	57	146
Class C	45	101
Investment Grade Bond	38,473	91,586
Institutional Class	21	6
Total	$ 38,973	$ 92,131

Semiannual Report

9. Other Information.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were owners of record of approximately 19% and 11%, respectively, of the total outstanding shares of the fund. The Fidelity Freedom Funds, in aggregate, were the owners of record of more than 42% of the total outstanding shares of the fund.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2004	Year ended April 30, 2004	Six months ended October 31, 2004	Year ended April 30, 2004
Class A
Shares sold	2,064	6,935	$ 15,544	$ 53,009
Reinvestment of distributions	26	41	195	312
Shares redeemed	(601)	(5,068)	(4,501)	(38,622)
Net increase (decrease)	1,489	1,908	$ 11,238	$ 14,699
Class T
Shares sold	1,751	3,443	$ 13,096	$ 26,145
Reinvestment of distributions	96	91	713	690
Shares redeemed	(839)	(876)	(6,252)	(6,636)
Net increase (decrease)	1,008	2,658	$ 7,557	$ 20,199
Class B
Shares sold	152	693	$ 1,137	$ 5,279
Reinvestment of distributions	17	38	124	290
Shares redeemed	(197)	(569)	(1,467)	(4,307)
Net increase (decrease)	(28)	162	$ (206)	$ 1,262
Class C
Shares sold	204	742	$ 1,535	$ 5,684
Reinvestment of distributions	14	25	104	192
Shares redeemed	(133)	(594)	(995)	(4,535)
Net increase (decrease)	85	173	$ 644	$ 1,341
Investment Grade Bond
Shares sold	78,877	235,224	$ 590,927	$ 1,786,027
Reinvestment of distributions	17,305	34,342	128,990	261,415
Shares redeemed	(50,569)	(186,718)	(377,106)	(1,413,531)
Net increase (decrease)	45,613	82,848	$ 342,811	$ 633,911
Institutional Class
Shares sold	1,363	387	$ 10,311	$ 2,932
Reinvestment of distributions	15	3	115	21
Shares redeemed	(140)	(46)	(1,052)	(350)
Net increase (decrease)	1,238	344	$ 9,374	$ 2,603

Semiannual Report

Distributions

The Board of Trustees of Fidelity Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Investment Grade Bond	12/06/04	12/03/04	$0.05

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
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1411 Chapin Avenue
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Colorado

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Connecticut

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Georgia

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Illinois

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Indiana

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Kansas

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Maine

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Maryland

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Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
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New Jersey

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56 South Street
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501 Route 17, South
Paramus, NJ

3518 Route 1 North
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New York

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Garden City, NY

37 West Jericho Turnpike
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1271 Avenue of the Americas
New York, NY

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350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
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28699 Chagrin Boulevard
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Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
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Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
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Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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IGB-USAN-1204
1.784858.101

Fidelity Advisor

Investment Grade Bond

Fund - Institutional Class

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

Contents

Chairman's Message	4	Ned Johnson's message to shareholders.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	7	A summary of major shifts in the fund's investments over the past six months.
Investments	8	A complete list of the fund's investments with their market values.
Financial Statements	29	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	39	Notes to the financial statements.
Distributions	48

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Class A
Actual	$ 1,000.00	$ 1,040.90	$ 4.27
HypotheticalA	$ 1,000.00	$ 1,020.76	$ 4.24
Class T
Actual	$ 1,000.00	$ 1,040.40	$ 4.73
HypotheticalA	$ 1,000.00	$ 1,020.30	$ 4.70
Class B
Actual	$ 1,000.00	$ 1,038.30	$ 8.22
HypotheticalA	$ 1,000.00	$ 1,016.83	$ 8.17
	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Class C
Actual	$ 1,000.00	$ 1,038.00	$ 8.48
HypotheticalA	$ 1,000.00	$ 1,016.58	$ 8.42
Institutional Class
Actual	$ 1,000.00	$ 1,041.70	$ 3.19
HypotheticalA	$ 1,000.00	$ 1,021.84	$ 3.16
Investment Grade Bond
Actual	$ 1,000.00	$ 1,042.10	$ 3.14
HypotheticalA	$ 1,000.00	$ 1,021.89	$ 3.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.83%
Class T	.92%
Class B	1.60%
Class C	1.65%
Institutional Class	.62%
Investment Grade Bond	.61%

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of October 31, 2004	As of April 30, 2004
U.S. Government and U.S. Government Agency Obligations 52.2%	U.S. Government and U.S. Government Agency Obligations 58.2%
AAA 7.9%	AAA 7.2%
AA 2.7%	AA 3.0%
A 12.6%	A 13.9%
BBB 17.9%	BBB 17.7%
BB and Below 0.8%	BB and Below 1.4%
Not Rated 1.2%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 4.7%	Short-Term Investments and Net Other Assets(dagger) (1.9)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of October 31, 2004
6 months ago
Years	5.6	5.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2004
6 months ago
Years	4.4	4.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2004*		As of April 30, 2004**
	Corporate Bonds 23.5%		Corporate Bonds 26.8%
	U.S. Government and U.S. Government Agency Obligations 52.2%		U.S. Government and U.S. Government Agency Obligations 58.2%
	Asset-Backed Securities 9.8%		Asset-Backed Securities 9.8%
	CMOs and Other Mortgage Related Securities 8.7%		CMOs and Other Mortgage Related Securities 6.2%
	Other Investments 1.1%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets 4.7%		Short-Term Investments and Net Other Assets(dagger) (1.9)%
* Foreign investments	8.1%	** Foreign investments	7.5%
* Futures and Swaps	5.1%	** Futures and Swaps	4.8%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.1%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 3,815	$ 3,841
4.75% 1/15/08	15,985	16,469
		20,310
Automobiles - 0.5%
Ford Motor Co.:
6.625% 10/1/28	4,300	3,880
7.45% 7/16/31	20,650	20,111
General Motors Corp. 7.2% 1/15/11	8,600	9,059
		33,050
Media - 1.5%
AOL Time Warner, Inc.:
6.875% 5/1/12	6,060	6,893
7.625% 4/15/31	14,695	17,411
7.7% 5/1/32	2,000	2,395
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	11,200	13,123
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	7,020
Cox Communications, Inc.:
4.625% 6/1/13	9,110	8,684
7.125% 10/1/12	5,770	6,490
7.75% 11/1/10	9,500	10,902
Liberty Media Corp. 8.25% 2/1/30	7,595	8,676
News America Holdings, Inc. 8% 10/17/16	1,000	1,238
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,308
		93,140
Multiline Retail - 0.1%
The May Department Stores Co. 3.95% 7/15/07 (a)	3,190	3,223
Specialty Retail - 0.1%
Boise Cascade Corp. 7.5% 2/1/08	3,650	4,074
TOTAL CONSUMER DISCRETIONARY		153,797
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.1%
Safeway, Inc. 6.5% 3/1/11	5,735	6,336
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 0.2%
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	$ 6,685	$ 6,732
5.125% 10/1/13 (a)	4,725	4,825
		11,557
Tobacco - 0.3%
Altria Group, Inc. 7% 11/4/13	21,255	22,384
TOTAL CONSUMER STAPLES		40,277
ENERGY - 2.3%
Energy Equipment & Services - 0.6%
Cooper Cameron Corp. 2.65% 4/15/07	6,715	6,599
Petronas Capital Ltd. 7% 5/22/12 (a)	26,925	31,047
		37,646
Oil & Gas - 1.7%
Amerada Hess Corp.:
6.65% 8/15/11	1,525	1,704
7.125% 3/15/33	3,945	4,367
7.375% 10/1/09	3,475	3,953
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	8,835	9,027
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	9,462
Enterprise Products Operating LP:
4.625% 10/15/09 (a)	2,435	2,460
5.6% 10/15/14 (a)	1,720	1,753
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,127
Pemex Project Funding Master Trust 7.375% 12/15/14	47,060	52,142
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	6,400	7,624
Williams Companies, Inc.:
7.125% 9/1/11	9,690	10,853
7.5% 1/15/31	1,270	1,302
		109,774
TOTAL ENERGY		147,420
FINANCIALS - 9.1%
Capital Markets - 1.1%
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	5,100	5,009
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Bank of New York Co., Inc.: - continued
4.25% 9/4/12 (d)	$ 5,730	$ 5,803
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	8,365	8,654
Goldman Sachs Group, Inc.:
5.7% 9/1/12	6,615	7,046
6.6% 1/15/12	12,750	14,324
Morgan Stanley:
4.75% 4/1/14	24,180	23,688
6.6% 4/1/12	6,970	7,856
		72,380
Commercial Banks - 1.7%
Bank One Corp. 5.25% 1/30/13	13,775	14,272
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,972
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	2,920	2,949
5.25% 2/10/14 (a)	10,965	11,364
Korea Development Bank:
3.875% 3/2/09	16,050	16,053
4.75% 7/20/09	5,805	5,998
5.75% 9/10/13	15,730	17,022
Popular North America, Inc. 6.125% 10/15/06	5,270	5,564
US Bank NA, Minneapolis 6.3% 2/4/14	5,960	6,700
Wachovia Corp. 4.875% 2/15/14	16,960	17,078
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,414
		104,386
Consumer Finance - 2.1%
Capital One Bank:
4.875% 5/15/08	8,240	8,557
6.5% 6/13/13	8,775	9,636
General Electric Capital Corp.:
6% 6/15/12	4,600	5,051
6.125% 2/22/11	21,400	23,658
General Motors Acceptance Corp.:
5.625% 5/15/09	840	848
6.125% 2/1/07	840	874
6.875% 9/15/11	18,455	19,211
Household Finance Corp.:
6.375% 10/15/11	20,020	22,329
6.375% 11/27/12	6,035	6,737
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.: - continued
6.75% 5/15/11	$ 9,235	$ 10,446
7% 5/15/12	7,166	8,279
MBNA America Bank NA 4.625% 8/3/09	5,000	5,134
MBNA Corp. 7.5% 3/15/12	7,730	9,033
		129,793
Diversified Financial Services - 1.0%
Citigroup, Inc. 5.625% 8/27/12	5,960	6,426
Duke Capital LLC 4.331% 11/16/06	2,040	2,077
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	3,075	3,273
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (a)	15,035	15,610
7.45% 11/24/33 (a)	4,500	4,707
International Lease Finance Corp. 4.375% 11/1/09	4,425	4,435
J.P. Morgan Chase & Co. 4.875% 3/15/14	9,405	9,414
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	16,040	16,690
		62,632
Insurance - 0.7%
Aegon NV 4.75% 6/1/13	13,000	12,981
Assurant, Inc. 5.625% 2/15/14	4,265	4,397
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	16,781	18,169
Travelers Property Casualty Corp.:
5% 3/15/13	3,170	3,152
6.375% 3/15/33	4,075	4,191
		42,890
Real Estate - 1.8%
Boston Properties, Inc. 6.25% 1/15/13	16,730	18,202
Camden Property Trust:
5.875% 6/1/07	3,920	4,155
5.875% 11/30/12	6,435	6,825
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,341
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,396
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,090
EOP Operating LP:
4.65% 10/1/10	31,940	32,440
4.75% 3/15/14	11,300	10,986
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Gables Realty LP:
5.75% 7/15/07	$ 8,040	$ 8,428
6.8% 3/15/05	1,120	1,135
Healthcare Realty Trust, Inc. 5.125% 4/1/14	8,535	8,332
Regency Centers LP 6.75% 1/15/12	7,380	8,309
		112,639
Thrifts & Mortgage Finance - 0.7%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,370	1,346
4% 3/22/11	14,235	13,870
5.625% 5/15/07	5,500	5,796
Independence Community Bank Corp. 3.75% 4/1/14 (d)	5,390	5,255
Washington Mutual Bank 6.875% 6/15/11	4,900	5,570
Washington Mutual, Inc.:
4.375% 1/15/08	6,300	6,464
4.625% 4/1/14	7,910	7,620
		45,921
TOTAL FINANCIALS		570,641
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
Bombardier, Inc.:
6.3% 5/1/14 (a)	10,765	9,656
7.45% 5/1/34 (a)	180	158
Raytheon Co. 6.15% 11/1/08	8,000	8,722
		18,536
Airlines - 0.2%
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	10,045	9,516
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	7,455	7,634
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee 5.875% 11/1/04	3,000	3,000
Road & Rail - 0.2%
CSX Corp. 6.75% 3/15/11	9,000	10,111
TOTAL INDUSTRIALS		48,797
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 8% 11/1/11	$ 10,160	$ 12,254
MATERIALS - 0.5%
Chemicals - 0.1%
Lubrizol Corp.:
5.5% 10/1/14	2,075	2,092
6.5% 10/1/34	3,765	3,794
		5,886
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (a)	1,945	2,002
6.875% 7/15/33 (a)	4,070	4,356
		6,358
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,460	3,834
Paper & Forest Products - 0.3%
International Paper Co.:
4.25% 1/15/09	2,090	2,109
5.5% 1/15/14	5,245	5,413
Weyerhaeuser Co.:
5.25% 12/15/09	3,465	3,653
7.375% 3/15/32	5,060	5,902
		17,077
TOTAL MATERIALS		33,155
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.0%
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	4,185	4,522
Bellsouth Capital Funding Corp. 7.875% 2/15/30	3,210	3,956
BellSouth Corp. 6.55% 6/15/34	28,300	30,257
British Telecommunications PLC:
8.375% 12/15/10	12,619	15,313
8.875% 12/15/30	3,280	4,384
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,280	6,493
8.25% 6/15/05	2,035	2,105
8.5% 6/15/10	3,725	4,488
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV: - continued
8.75% 6/15/30	$ 18,985	$ 25,052
France Telecom SA 8.75% 3/1/11	15,880	19,072
Koninklijke KPN NV yankee 8% 10/1/10	17,000	20,345
KT Corp. 5.875% 6/24/14 (a)	5,295	5,680
SBC Communications, Inc.:
4.125% 9/15/09	12,820	12,884
5.875% 2/1/12	1,000	1,079
6.45% 6/15/34	5,900	6,202
Sprint Capital Corp.:
7.625% 1/30/11	7,800	9,123
8.375% 3/15/12	12,800	15,709
Telecom Italia Capital:
4% 11/15/08	12,400	12,483
4.95% 9/30/14 (a)	8,070	8,008
Telefonica Europe BV 7.75% 9/15/10	10,700	12,684
TELUS Corp. yankee 7.5% 6/1/07	15,105	16,597
Verizon Global Funding Corp.:
7.25% 12/1/10	2,100	2,450
7.375% 9/1/12	11,080	13,162
		252,048
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 5.5% 3/1/14	19,265	18,933
AT&T Wireless Services, Inc.:
7.875% 3/1/11	5,035	5,998
8.75% 3/1/31	3,740	5,021
Cingular Wireless LLC 7.125% 12/15/31	6,488	7,364
		37,316
TOTAL TELECOMMUNICATION SERVICES		289,364
UTILITIES - 2.5%
Electric Utilities - 1.7%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,715	9,100
DTE Energy Co. 7.05% 6/1/11	5,030	5,717
Duke Capital LLC 6.75% 2/15/32	11,065	11,916
Exelon Generation Co. LLC 5.35% 1/15/14	19,963	20,562
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,433
6.45% 11/15/11	1,690	1,852
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co. 7.5% 6/15/09	$ 5,000	$ 5,733
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	4,063
5.875% 10/1/12	2,650	2,836
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	11,261
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,010	2,000
4.8% 3/1/14	2,670	2,674
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,976
7.875% 10/1/12	5,630	6,892
Southern California Edison Co.:
4.65% 4/1/15	700	691
5% 1/15/14	585	599
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,192
		103,497
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,737
NiSource Finance Corp. 7.875% 11/15/10	5,655	6,713
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,480	5,167
		13,617
Multi-Utilities & Unregulated Power - 0.6%
Constellation Energy Group, Inc.:
6.35% 4/1/07	6,915	7,400
7% 4/1/12	4,485	5,130
Dominion Resources, Inc.:
6.25% 6/30/12	10,625	11,652
8.125% 6/15/10	13,170	15,677
		39,859
TOTAL UTILITIES		156,973
TOTAL NONCONVERTIBLE BONDS (Cost $1,374,739)		1,452,678
U.S. Government and Government Agency Obligations - 17.6%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 4.3%
Fannie Mae:
4.375% 7/17/13	$ 20,950	$ 20,474
4.625% 10/15/13	50,000	50,845
5.5% 7/18/12	34,500	35,101
6% 5/15/11	7,555	8,408
6.125% 3/15/12	22,972	25,811
6.25% 2/1/11	33,655	37,368
6.25% 3/22/12	19,683	19,966
Financing Corp. - coupon STRIPS 0% 3/7/05	11,375	11,292
Freddie Mac:
4.5% 1/15/14	25,300	25,440
5.25% 11/5/12	5,610	5,748
5.875% 3/21/11	29,045	31,742
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		272,195
U.S. Treasury Inflation Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	29,757	31,128
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	81,635	84,619
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		115,747
U.S. Treasury Obligations - 11.5%
U.S. Treasury Bonds:
6.125% 11/15/27	22,900	26,920
6.125% 8/15/29	138,951	164,071
6.375% 8/15/27	53,245	64,379
8% 11/15/21	31,000	43,019
9.875% 11/15/15	6,825	10,238
11.25% 2/15/15	21,590	34,511
U.S. Treasury Notes:
2.75% 7/31/06	134,927	135,554
3.125% 5/15/07	50,000	50,508
3.375% 12/15/08	5,200	5,252
4% 11/15/12	138,820	140,360
4.75% 5/15/14	8,600	9,093
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
5% 8/15/11	$ 5,312	$ 5,737
6.5% 2/15/10	27,000	31,066
TOTAL U.S. TREASURY OBLIGATIONS		720,708
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,080,424)		1,108,650
U.S. Government Agency - Mortgage Securities - 31.1%

Fannie Mae - 29.7%
4% 11/1/19 (b)	34,683	34,033
4.5% 11/1/19 (b)	208,070	208,460
4.5% 7/1/33 to 12/1/33	61,706	60,010
5% 12/1/17	2,220	2,269
5% 11/1/34 (b)(c)	354,321	352,882
5.5% 2/1/11 to 10/1/34	409,562	418,173
5.5% 11/1/34 (b)	279,092	284,064
6% 1/1/13 to 6/1/32	8,746	9,157
6% 11/1/34 (b)	9,075	9,404
6.5% 3/1/06 to 1/1/33	160,517	169,301
6.5% 11/1/19 (b)	31,000	32,879
6.5% 11/1/34 (b)	52,712	55,413
7% 7/1/22 to 1/1/34	209,394	222,699
7.5% 6/1/25 to 8/1/29	5,348	5,748
9.5% 1/1/17 to 2/1/25	522	590
12.5% 1/1/15 to 7/1/15	11	13
TOTAL FANNIE MAE		1,865,095
Freddie Mac - 0.0%
8.5% 9/1/22 to 9/1/27	727	799
Government National Mortgage Association - 1.4%
5.5% 12/15/32 to 5/15/34	16,810	17,231
6% 10/15/08 to 10/15/30	12,362	12,913
6% 11/1/34 (b)	7,427	7,719
6.5% 3/15/26 to 2/15/33	5,597	5,933
7% 8/15/23 to 12/15/32	36,519	38,999
7% 11/1/34 (b)	3,387	3,614
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7.5% 10/15/05 to 8/15/28	$ 2,347	$ 2,537
8% 9/15/24 to 5/15/32	469	512
8.5% 1/15/31	34	37
9% 4/15/23	8	8
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		89,503
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,936,445)		1,955,397
Asset-Backed Securities - 5.6%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 3.7825% 11/25/32 (d)	3,646	3,707
Series 2004-HE1:
Class M1, 2.4325% 2/25/34 (d)	2,300	2,300
Class M2, 3.0325% 2/25/34 (d)	2,600	2,601
American Express Credit Account Master Trust Series 2004-C Class C, 2.37% 2/15/12 (a)(d)	28,600	28,598
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.3625% 4/25/34 (d)	1,290	1,290
Class M2, 2.4125% 4/25/34 (d)	1,000	1,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 2.25% 4/15/33 (d)	4,728	4,734
Series 2003-HE7 Class A3, 2.23% 12/15/33 (d)	8,276	8,282
Bank One Issuance Trust:
Series 2002-C1 Class C1, 2.83% 12/15/09 (d)	8,010	8,106
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	14,102
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.4088% 2/28/44 (d)	8,345	8,352
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 2.55% 7/15/08 (d)	8,570	8,600
Series 2003-B1 Class B1, 3.04% 2/17/09 (d)	13,465	13,645
Series 2003-B2 Class B2, 3.5% 2/17/09	7,080	7,129
Series 2003-B4 Class B4, 2.67% 7/15/11 (d)	6,635	6,749
Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,570
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3.8325% 10/25/33 (d)	3,150	3,241
Chase Credit Card Owner Trust Series 2004-1 Class B, 2.07% 5/15/09 (d)	4,365	4,365
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.72% 10/15/07 (d)	15,800	15,838
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Citibank Credit Card Issuance Trust: - continued
Series 2003-C1 Class C1, 3.14% 4/7/10 (d)	$ 5,790	$ 5,919
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.4325% 5/25/34 (d)	5,450	5,450
Series 2004-3 Class M1, 2.4325% 6/25/34 (d)	1,525	1,527
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 2.6125% 11/25/33 (d)	1,400	1,410
Class M2, 3.6825% 11/25/33 (d)	700	716
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2.4825% 3/25/34 (d)	425	425
Class M4, 2.8325% 3/25/34 (d)	325	325
Class M6, 3.1825% 3/25/34 (d)	400	399
GSAMP Trust Series 2004-FM2:
Class M1, 2.4325% 1/25/34 (d)	3,500	3,500
Class M2, 3.0325% 1/25/34 (d)	1,600	1,600
Class M3, 3.2325% 1/25/34 (d)	1,600	1,600
Home Equity Asset Trust:
Series 2003-2:
Class A2, 2.3125% 8/25/33 (d)	1,061	1,062
Class M1, 2.8125% 8/25/33 (d)	2,915	2,947
Series 2003-4:
Class M1, 2.7325% 10/25/33 (d)	4,025	4,058
Class M2, 3.8325% 10/25/33 (d)	4,765	4,847
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	153	154
Series 2003-2N Class A, 8% 9/27/33 (a)	587	590
Series 2003-5N Class A, 7.5% 1/27/34 (a)	342	344
Household Home Equity Loan Trust Series 2002-2 Class A, 2.21% 4/20/32 (d)	3,740	3,742
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 3.7825% 7/25/33 (d)	4,800	4,925
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.23% 1/15/09 (d)	33,400	33,511
Series 2003-B2 Class B2, 2.26% 10/15/10 (d)	1,530	1,538
Series 2003-B3 Class B3, 2.245% 1/18/11 (d)	7,085	7,104
Series 2003-B5 Class B5, 2.24% 2/15/11 (d)	10,335	10,408
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.4325% 7/25/34 (d)	2,225	2,225
Class M2, 2.4825% 7/25/34 (d)	400	400
Class M3, 2.8825% 7/25/34 (d)	825	825
Class M4, 3.0325% 7/25/34 (d)	550	550
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.0325% 12/27/32 (d)	1,945	1,975
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-HE1 Class M2, 3.8325% 5/25/33 (d)	$ 5,560	$ 5,643
Series 2003-NC8 Class M1, 2.6325% 9/25/33 (d)	2,600	2,609
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.9325% 1/25/32 (d)	5,135	5,203
Series 2002-NC1 Class M1, 2.7325% 2/25/32 (a)(d)	3,680	3,710
Series 2002-NC3 Class M1, 2.6525% 8/25/32 (d)	1,585	1,597
Series 2003-NC2 Class M2, 3.9325% 2/25/33 (d)	2,855	2,919
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (a)(d)(f)	8,640	3,335
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	9,055	5,079
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.3625% 1/25/33 (d)	3,728	3,735
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	10,500	10,487
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.3825% 6/25/34 (d)	1,500	1,501
Class M4, 2.9075% 6/25/34 (d)	2,520	2,502
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,720	7,990
Series 2002-4 Class A, 2% 8/18/09 (d)	10,400	10,409
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.47% 6/15/33 (d)	5,136	5,194
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.32% 3/15/11 (a)(d)	9,340	9,349
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	13,100	13,168
TOTAL ASSET-BACKED SECURITIES (Cost $350,598)		352,715
Collateralized Mortgage Obligations - 4.9%

Private Sponsor - 3.9%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3946% 12/25/33 (d)	2,674	2,681
Class 2A1, 4.2114% 12/25/33 (d)	7,477	7,448
Series 2003-L Class 2A1, 4.0319% 1/25/34 (d)	14,309	14,230
Series 2004-1 Class 2A2, 4.7497% 10/25/34 (d)	13,523	13,658
Series 2004-B:
Class 1A1, 3.4413% 3/25/34 (d)	5,488	5,486
Class 2A2, 4.1529% 3/25/34 (d)	5,021	5,019
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-C Class 1A1, 3.4176% 4/25/34 (d)	$ 9,626	$ 9,616
Series 2004-D:
Class 1A1, 3.597% 5/25/34 (d)	11,373	11,387
Class 2A2, 4.2257% 5/25/34 (d)	13,100	13,084
Series 2004-G Class 2A7, 4.661% 8/25/34 (d)	11,694	11,789
Series 2004-H Class 2A1, 4.5448% 9/25/34 (d)	13,310	13,374
Series 2004-J:
Class 1A2, 4.3462% 11/25/34 (d)	5,055	5,118
Class 2A1, 4.8243% 11/25/34 (d)	20,505	20,755
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 2.3025% 4/25/34 (d)	4,414	4,422
Series 2004-AR6 Class 9A2, 2.3025% 10/25/34 (d)	6,582	6,589
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,928	2,019
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.327% 5/25/17 (d)	10,979	11,412
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2587% 8/25/17 (d)	9,793	10,191
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	5,372	5,592
Series 2004-SL2 Class A1, 6.5% 10/25/16	2,138	2,210
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 3.4081% 7/10/35 (a)(d)	9,006	9,164
Class B4, 3.6081% 7/10/35 (a)(d)	6,852	6,972
Class B5, 4.2081% 7/10/35 (a)(d)	6,461	6,552
Class B6, 4.7081% 7/10/35 (a)(d)	2,937	2,986
Series 2003-CB1:
Class B3, 3.3081% 6/10/35 (a)(d)	3,139	3,196
Class B4, 3.5081% 6/10/35 (a)(d)	2,809	2,859
Class B5, 4.1081% 6/10/35 (a)(d)	1,918	1,958
Class B6, 4.6081% 6/10/35 (a)(d)	1,139	1,163
Series 2004-A Class B4, 3.0581% 2/10/36 (a)(d)	5,952	5,985
Series 2004-B:
Class B4, 2.9581% 2/10/36 (a)(d)	1,591	1,591
Class B5, 3.4081% 2/10/36 (a)(d)	1,094	1,094
Class B6, 3.8581% 2/10/36 (a)(d)	298	298
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2004-C:
Class B4, 2.79% 9/10/36 (d)	$ 1,998	$ 1,998
Class B5, 3.19% 9/10/36 (d)	2,198	2,198
Class B6, 3.6081% 9/10/36 (d)	400	400
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,806	1,867
Series 2004-RA2 Class 2A, 7% 7/25/33	3,658	3,797
Wells Fargo Mortgage Backed Securities Trust Series 2004-T Class A1, 3.457% 9/25/34 (d)	12,833	12,810
TOTAL PRIVATE SPONSOR		242,968
U.S. Government Agency - 1.0%
Fannie Mae planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	3,155	3,171
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	196	197
Series 2003-73 Class GA, 3.5% 5/25/31	9,313	9,086
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	305	306
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	10,122	10,412
Series 2773 Class EG, 4.5% 4/15/19	1,087	1,056
Series 2775 Class OE, 4.5% 4/15/19	31,083	30,118
sequential pay Series 2750 Class ZT, 5% 2/15/34	7,216	6,508
Series 2749 Class MZ, 5% 2/15/24	215	215
Series 2764 Class ZB, 5% 3/15/33	166	166
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8703% 10/16/23 (d)	1,490	1,606
TOTAL U.S. GOVERNMENT AGENCY		62,841
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $304,440)		305,809
Commercial Mortgage Securities - 3.7%
	Principal Amount (000s)	Value (Note 1) (000s)
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 2.2925% 4/25/34 (a)(d)	$ 7,721	$ 7,697
Class B, 3.8325% 4/25/34 (a)(d)	858	856
Class M1, 2.4925% 4/25/34 (a)(d)	667	666
Class M2, 3.1325% 4/25/34 (a)(d)	667	667
Series 2004-2 Class A, 2.3625% 8/25/34 (a)(d)	7,128	7,135
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 2.1475% 4/14/15 (a)(d)	9,646	9,645
Series 2004-ESA Class A2, 2.2075% 5/14/16 (a)(d)	6,625	6,628
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	3,400	3,511
Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	5,195	5,366
Class C, 4.937% 5/14/16 (a)	3,370	3,483
Class D, 4.986% 5/14/16 (a)	1,405	1,452
Class E, 5.064% 5/14/16 (a)	4,375	4,515
Class F, 5.182% 5/14/16 (a)	1,050	1,083
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(d)	3,810	4,245
COMM floater Series 2002-FL7 Class A2, 2.22% 11/15/14 (a)(d)	4,496	4,497
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 2.2581% 9/15/14 (a)(d)	2,000	2,001
Class D, 2.4981% 9/15/14 (a)(d)	615	615
Class E, 2.5581% 9/15/14 (a)(d)	835	836
Class F, 2.6581% 9/15/14 (a)(d)	660	660
Class G, 2.8381% 9/15/14 (a)(d)	1,505	1,506
Class H, 2.9381% 9/15/14 (a)(d)	1,600	1,601
Class J, 3.4581% 9/15/14 (a)(d)	550	550
Class K, 3.8581% 9/15/14 (a)(d)	865	866
Class L, 4.0581% 9/15/14 (a)(d)	695	695
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	4,295	4,542
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	2,469	2,505
Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,284
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,106
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 3,045	$ 3,387
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,624
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	4,900	5,197
Class C1, 7.52% 5/15/06 (a)	3,500	3,718
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	14,222	15,311
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,707
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,643
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,384
Series 2003-47 Class C, 4.227% 10/16/27	11,493	11,485
Series 2003-59 Class D, 3.654% 10/16/27	11,780	11,300
Series 2003-47 Class XA, 0.237% 6/16/43 (d)(f)	35,850	1,931
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	5,960	6,641
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,967
Series 1998-GLII Class E, 7.1905% 4/13/31 (d)	1,220	1,298
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	11,400	10,540
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	7,431	8,021
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	9,000	9,691
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	6,100	6,548
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	17,361
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $230,024)		233,967
Foreign Government and Government Agency Obligations - 1.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Chilean Republic 7.125% 1/11/12	$ 12,070	$ 13,926
State of Israel 4.625% 6/15/13	1,855	1,798
United Mexican States:
5.875% 1/15/14	10,000	10,235
6.75% 9/27/34	30,000	29,325
7.5% 1/14/12	9,800	11,133
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $62,685)		66,417
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,963
Fixed-Income Funds - 10.6%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $671,000)	6,736,103	670,310
Cash Equivalents - 15.4%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.87%, dated 10/29/04 due 11/1/04) (g)	$ 960,078	959,929
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.79%, dated 10/29/04 due 11/1/04) (g)	6,595	6,594
TOTAL CASH EQUIVALENTS (Cost $966,523)		966,523
TOTAL INVESTMENT PORTFOLIO - 113.1% (Cost $6,981,256)		7,117,429
NET OTHER ASSETS - (13.1)%		(823,835)
NET ASSETS - 100%		$ 6,293,594
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap
Receive quarterly notional amount multilpied by ..43% and pay Bank of America upon default event of Apache Corp., par value of the notional amount of Apache Corp. 6.25% 4/15/12	Sept. 2014	$ 6,800	$ 9
Receive quarterly notional amount multiplied by ..41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,875	20
Receive quarterly notional amount multiplied by ..62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	5,000	13
Receive quarterly notional amount multiplied by ..75% and pay Citibank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	7,000	26
TOTAL CREDIT DEFAULT SWAP		23,675	68
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.4198% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Dec. 2005	50,000	(29)
Receive quarterly a fixed rate equal to 2.5664% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2006	9,000	(4)
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	50,000	229
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	96,000	164
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	22,890	853
TOTAL INTEREST RATE SWAP		227,890	1,213
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	$ 11,300	$ 114
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	9,100	67
Receive monthly a return equal to Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 32 basis points with Bank of America	Nov. 2004	11,300	72
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	11,300	(5)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	11,300	162
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	22,600	1,010
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	22,600	0
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	11,300	0
TOTAL TOTAL RETURN SWAP		110,800	1,420
		$ 362,365	$ 2,701
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $362,529,000 or 5.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement Counterparty	Value (000s)
$959,929,000 due 11/1/04 at 1.87%
Banc of America Securities LLC.	$ 352,576
Bank of America, National Association	94,651
Bear Stearns & Co., Inc.	44,959
Countrywide Securities Corporation.	21,297
Credit Suisse First Boston LLC	23,663
Goldman, Sachs & Co.	94,651
Greenwich Capital Markets, Inc.	47,326
J. P. Morgan Securities, Inc.	47,326
Morgan Stanley & Co. Incorporated	70,989
Societe Generale, New York Branch	11,831
UBS Securities LLC	117,532
WestLB AG	33,128
$ 959,929

$6,594,000 due 11/1/04 at 1.79%
Barclays Capital Inc.	1,127
Credit Suisse First Boston LLC	2,449
Dresdner Kleinwort Wasserstein Securities LLC	1,943
State Street Bank and Trust Company	1,075
$ 6,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $966,523) (cost $6,981,256) - See accompanying schedule		$ 7,117,429
Commitment to sell securities on a delayed delivery basis	$ (50,793)
Receivable for securities sold on a delayed delivery basis	50,821	28
Receivable for investments sold, regular delivery		224,200
Cash		1
Receivable for fund shares sold		27,821
Interest receivable		47,272
Swap agreements, at value		2,701
Receivable from investment adviser for expense reductions		1
Other affiliated receivables		6
Total assets		7,419,459

Liabilities
Payable for investments purchased Regular delivery	$ 130,943
Delayed delivery	987,130
Payable for fund shares redeemed	3,651
Distributions payable	428
Accrued management fee	2,200
Distribution fees payable	25
Other affiliated payables	957
Other payables and accrued expenses	531
Total liabilities		1,125,865

Net Assets		$ 6,293,594
Net Assets consist of:
Paid in capital		$ 6,109,306
Undistributed net investment income		5,943
Accumulated undistributed net realized gain (loss) on investments		39,443
Net unrealized appreciation (depreciation) on investments		138,902
Net Assets		$ 6,293,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts) October 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,842 ÷ 4,447 shares)	$ 7.61

Maximum offering price per share (100/95.25 of $7.61)	$ 7.99
Class T: Net Asset Value and redemption price per share ($38,202 ÷ 5,017 shares)	$ 7.61

Maximum offering price per share (100/96.50 of $7.61)	$ 7.89
Class B: Net Asset Value and offering price per share ($8,656 ÷ 1,136 shares) A	$ 7.62

Class C: Net Asset Value and offering price per share ($7,451 ÷ 978 shares) A	$ 7.62

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($6,193,111 ÷ 813,445 shares)	$ 7.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,332 ÷ 1,618 shares)	$ 7.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)

Investment Income
Interest		$ 115,020
Security lending		175
Total income		115,195

Expenses
Management fee	$ 12,655
Transfer agent fees	4,989
Distribution fees	134
Accounting and security lending fees	371
Non-interested trustees' compensation	17
Custodian fees and expenses	89
Registration fees	91
Audit	36
Legal	6
Miscellaneous	74
Total expenses before reductions	18,462
Expense reductions	(47)	18,415
Net investment income		96,780
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	44,311
Swap agreements	2,527
Total net realized gain (loss)		46,838
Change in net unrealized appreciation (depreciation) on: Investment securities	101,001
Swap agreements	5,594
Delayed delivery commitments	28
Total change in net unrealized appreciation (depreciation)		106,623
Net gain (loss)		153,461
Net increase (decrease) in net assets resulting from operations		$ 250,241

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 96,780	$ 174,464
Net realized gain (loss)	46,838	63,703
Change in net unrealized appreciation (depreciation)	106,623	(142,453)
Net increase (decrease) in net assets resulting from operations	250,241	95,714
Distributions to shareholders from net investment income	(94,498)	(178,051)
Distributions to shareholders from net realized gain	(38,973)	(92,131)
Total distributions	(133,471)	(270,182)
Share transactions - net increase (decrease)	371,418	674,016
Total increase (decrease) in net assets	488,188	499,548

Net Assets
Beginning of period	5,805,406	5,305,858
End of period (including undistributed net investment income of $5,943 and undistributed net investment income of $3,661, respectively)	$ 6,293,594	$ 5,805,406

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.113	.224	.186
Net realized and unrealized gain (loss)	.188	(.095)	.326
Total from investment operations	.301	.129	.512
Distributions from net investment income	(.111)	(.229)	(.172)
Distributions from net realized gain	(.050)	(.130)	(.120)
Total distributions	(.161)	(.359)	(.292)
Net asset value, end of period	$ 7.61	$ 7.47	$ 7.70
Total Return B, C, D	4.09%	1.68%	6.98%
Ratios to Average Net Assets G
Expenses before expense reductions	.83% A	.83%	.79% A
Expenses net of voluntary waivers, if any	.83% A	.83%	.79% A
Expenses net of all reductions	.83% A	.83%	.79% A
Net investment income	3.01% A	2.96%	3.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 22	$ 8
Portfolio turnover rate	223% A	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.110	.214	.180
Net realized and unrealized gain (loss)	.187	(.094)	.324
Total from investment operations	.297	.120	.504
Distributions from net investment income	(.107)	(.220)	(.164)
Distributions from net realized gain	(.050)	(.130)	(.120)
Total distributions	(.157)	(.350)	(.284)
Net asset value, end of period	$ 7.61	$ 7.47	$ 7.70
Total Return B, C, D	4.04%	1.56%	6.87%
Ratios to Average Net Assets G
Expenses before expense reductions	.92% A	.96%	.97% A
Expenses net of voluntary waivers, if any	.92% A	.95%	.95% A
Expenses net of all reductions	.92% A	.95%	.95% A
Net investment income	2.92% A	2.84%	3.57% A
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 30	$ 10
Portfolio turnover rate	223% A	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.085	.166	.147
Net realized and unrealized gain (loss)	.197	(.095)	.322
Total from investment operations	.282	.071	.469
Distributions from net investment income	(.082)	(.171)	(.129)
Distributions from net realized gain	(.050)	(.130)	(.120)
Total distributions	(.132)	(.301)	(.249)
Net asset value, end of period	$ 7.62	$ 7.47	$ 7.70
Total Return B, C, D	3.83%	.90%	6.39%
Ratios to Average Net Assets G
Expenses before expense reductions	1.66% A	1.63%	1.60% A
Expenses net of voluntary waivers, if any	1.60% A	1.60%	1.60% A
Expenses net of all reductions	1.60% A	1.60%	1.60% A
Net investment income	2.24% A	2.19%	2.92% A
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 9	$ 8
Portfolio turnover rate	223% A	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.083	.161	.145
Net realized and unrealized gain (loss)	.197	(.095)	.322
Total from investment operations	.280	.066	.467
Distributions from net investment income	(.080)	(.166)	(.127)
Distributions from net realized gain	(.050)	(.130)	(.120)
Total distributions	(.130)	(.296)	(.247)
Net asset value, end of period	$ 7.62	$ 7.47	$ 7.70
Total Return B, C, D	3.80%	.84%	6.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.65% A	1.66%	1.64% A
Expenses net of voluntary waivers, if any	1.65% A	1.66%	1.64% A
Expenses net of all reductions	1.65% A	1.66%	1.64% A
Net investment income	2.19% A	2.13%	2.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 7	$ 6
Portfolio turnover rate	223% A	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 7.70	$ 7.33	$ 7.18	$ 6.86	$ 7.25
Income from Investment Operations
Net investment income D	.122	.240	.290	.379 F	.445	.433
Net realized and unrealized gain (loss)	.187	(.095)	.483	.158 F	.324	(.388)
Total from investment operations	.309	.145	.773	.537	.769	.045
Distributions from net investment income	(.119)	(.245)	(.283)	(.377)	(.449)	(.435)
Distributions from net realized gain	(.050)	(.130)	(.120)	(.010)	-	-
Total distributions	(.169)	(.375)	(.403)	(.387)	(.449)	(.435)
Net asset value, end of period	$ 7.61	$ 7.47	$ 7.70	$ 7.33	$ 7.18	$ 6.86
Total Return B, C	4.21%	1.89%	10.82%	7.61%	11.51%	.71%
Ratios to Average Net Assets E
Expenses before expense reductions	.61% A	.63%	.66%	.66%	.65%	.70%
Expenses net of voluntary waivers, if any	.61% A	.63%	.66%	.66%	.65%	.70%
Expenses net of all reductions	.61% A	.63%	.66%	.66%	.64%	.69%
Net investment income	3.24% A	3.16%	3.86%	5.18% F	6.31%	6.21%
Supplemental Data
Net assets, end of period (in millions)	$ 6,193	$ 5,735	$ 5,274	$ 4,056	$ 2,976	$ 2,130
Portfolio turnover rate	223% A	238%	276%	230%	226%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income D	.121	.233	.202
Net realized and unrealized gain (loss)	.186	(.078)	.321
Total from investment operations	.307	.155	.523
Distributions from net investment income	(.117)	(.245)	(.183)
Distributions from net realized gain	(.050)	(.130)	(.120)
Total distributions	(.167)	(.375)	(.303)
Net asset value, end of period	$ 7.62	$ 7.48	$ 7.70
Total Return B, C	4.17%	2.04%	7.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.62% A	.64%	.56% A
Expenses net of voluntary waivers, if any	.62% A	.64%	.56% A
Expenses net of all reductions	.62% A	.64%	.56% A
Net investment income	3.22% A	3.15%	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,332	$ 2,840	$ 275
Portfolio turnover rate	223% A	238%	276%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 27, 2002 (commencement of sale of shares) to to April 30, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 140,277
Unrealized depreciation	(8,708)
Net unrealized appreciation (depreciation)	$ 131,569
Cost for federal income tax purposes	$ 6,985,860

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell

Semiannual Report

2. Operating Policies - continued

Financing Transactions - continued

similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $619,590 and $650,079, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 19	$ -
Class T	0%	.25%	42	-
Class B	.65%	.25%	38	28
Class C	.75%	.25%	35	9
			$ 134	$ 37

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	2
Class B*	14
Class C*	1
$ 23

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 30.24
Class T	40.23
Class B	14.32
Class C	8.22
Investment Grade Bond	4,892.17
Institutional Class	5.18
	$ 4,989

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,513 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end, there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.60%	$ 2

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Investment Grade Bond	$ 42

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2004	Year ended April 30, 2004
From net investment income
Class A	$ 380	$ 334
Class T	488	496
Class B	92	197
Class C	74	126
Investment Grade Bond	93,364	176,877
Institutional Class	100	21
Total	$ 94,498	$ 178,051
From net realized gain
Class A	$ 148	$ 86
Class T	229	206
Class B	57	146
Class C	45	101
Investment Grade Bond	38,473	91,586
Institutional Class	21	6
Total	$ 38,973	$ 92,131

Semiannual Report

9. Other Information.

At the end of the period, Fidelity Freedom 2010 Fund and Fidelity Freedom 2020 Fund were owners of record of approximately 19% and 11%, respectively, of the total outstanding shares of the fund. The Fidelity Freedom Funds, in aggregate, were the owners of record of more than 42% of the total outstanding shares of the fund.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2004	Year ended April 30, 2004	Six months ended October 31, 2004	Year ended April 30, 2004
Class A
Shares sold	2,064	6,935	$ 15,544	$ 53,009
Reinvestment of distributions	26	41	195	312
Shares redeemed	(601)	(5,068)	(4,501)	(38,622)
Net increase (decrease)	1,489	1,908	$ 11,238	$ 14,699
Class T
Shares sold	1,751	3,443	$ 13,096	$ 26,145
Reinvestment of distributions	96	91	713	690
Shares redeemed	(839)	(876)	(6,252)	(6,636)
Net increase (decrease)	1,008	2,658	$ 7,557	$ 20,199
Class B
Shares sold	152	693	$ 1,137	$ 5,279
Reinvestment of distributions	17	38	124	290
Shares redeemed	(197)	(569)	(1,467)	(4,307)
Net increase (decrease)	(28)	162	$ (206)	$ 1,262
Class C
Shares sold	204	742	$ 1,535	$ 5,684
Reinvestment of distributions	14	25	104	192
Shares redeemed	(133)	(594)	(995)	(4,535)
Net increase (decrease)	85	173	$ 644	$ 1,341
Investment Grade Bond
Shares sold	78,877	235,224	$ 590,927	$ 1,786,027
Reinvestment of distributions	17,305	34,342	128,990	261,415
Shares redeemed	(50,569)	(186,718)	(377,106)	(1,413,531)
Net increase (decrease)	45,613	82,848	$ 342,811	$ 633,911
Institutional Class
Shares sold	1,363	387	$ 10,311	$ 2,932
Reinvestment of distributions	15	3	115	21
Shares redeemed	(140)	(46)	(1,052)	(350)
Net increase (decrease)	1,238	344	$ 9,374	$ 2,603

Semiannual Report

Distributions

The Board of Trustees of Fidelity Advisor Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	12/06/04	12/03/04	$0.05

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AIGBI-USAN-1204
1.784860.101

Fidelity®

Short-Term Bond

Fund

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	4	Ned Johnson's message to shareholders.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	6	A summary of major shifts in the fund's investments over the past six months.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	33	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	37	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Actual	$ 1,000.00	$ 1,017.70	$ 2.85
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.14	$ 2.86

* Expenses are equal to the Fund's annualized expense ratio of .56%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of October 31, 2004	As of April 30, 2004
U.S. Government and U.S. Government Agency Obligations 32.6%	U.S. Government and U.S. Government Agency Obligations 24.6%
AAA 22.9%	AAA 25.3%
AA 6.3%	AA 5.6%
A 15.7%	A 15.8%
BBB 18.5%	BBB 16.3%
BB and Below 0.3%	BB and Below 1.2%
Not Rated 2.5%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 10.1%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of October 31, 2004
6 months ago
Years	2.6	2.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2004
6 months ago
Years	2.0	1.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2004*		As of April 30, 2004**
	Corporate Bonds 22.5%		Corporate Bonds 22.3%
	U.S. Government and U.S. Government Agency Obligations 32.6%		U.S. Government and U.S. Government Agency Obligations 24.6%
	Asset-Backed Securities 25.0%		Asset-Backed Securities 27.2%
	CMOs and Other Mortgage Related Securities 18.3%		CMOs and Other Mortgage Related Securities 15.4%
	Other Investments 0.4%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 10.1%
* Foreign investments	5.9%	** Foreign investments	4.7%
* Futures and Swaps	13.3%	** Futures and Swaps	19.5%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.0%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
2.34% 5/24/06 (f)	$ 8,000	$ 8,041
4.05% 6/4/08	3,165	3,186
4.75% 1/15/08	15,135	15,593
		26,820
Media - 2.8%
AOL Time Warner, Inc. 6.15% 5/1/07	10,685	11,430
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	11,690	12,579
Continental Cablevision, Inc.:
8.3% 5/15/06	22,050	23,732
9% 9/1/08	6,600	7,765
Cox Communications, Inc.:
6.4% 8/1/08	3,170	3,409
6.875% 6/15/05	9,757	9,990
7.75% 8/15/06	8,445	9,105
Liberty Media Corp. 3.38% 9/17/06 (f)	27,550	27,863
News America, Inc. 6.625% 1/9/08	15,595	17,067
TCI Communications, Inc. 8% 8/1/05	14,250	14,795
Univision Communications, Inc.:
3.5% 10/15/07	2,515	2,505
3.875% 10/15/08	1,915	1,915
		142,155
TOTAL CONSUMER DISCRETIONARY		168,975
CONSUMER STAPLES - 0.7%
Food Products - 0.4%
ConAgra Foods, Inc. 6% 9/15/06	4,400	4,633
Kraft Foods, Inc. 5.25% 6/1/07	17,025	17,833
		22,466
Tobacco - 0.3%
Altria Group, Inc. 5.625% 11/4/08	9,500	9,715
Philip Morris Companies, Inc. 6.375% 2/1/06	6,000	6,194
		15,909
TOTAL CONSUMER STAPLES		38,375
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - 1.3%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	$ 6,415	$ 6,304
Oil & Gas - 1.2%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	7,435	7,597
Enterprise Products Operating LP:
4% 10/15/07 (b)	5,520	5,563
4.625% 10/15/09 (b)	2,015	2,036
Kerr-McGee Corp. 5.375% 4/15/05	8,000	8,096
Kinder Morgan Energy Partners LP 5.35% 8/15/07	8,100	8,491
Pemex Project Funding Master Trust:
3.54% 1/7/05 (b)(f)	9,850	9,929
6.125% 8/15/08	15,990	16,949
		58,661
TOTAL ENERGY		64,965
FINANCIALS - 9.3%
Capital Markets - 1.0%
ABN-AMRO Bank NV, Chicago 7.25% 5/31/05	3,680	3,778
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	14,750	14,487
4.25% 9/4/12 (f)	7,460	7,555
Goldman Sachs Group LP 7.2% 11/1/06 (b)	1,500	1,616
Goldman Sachs Group, Inc. 4.125% 1/15/08	8,420	8,613
Lehman Brothers Holdings, Inc.:
4% 1/22/08	4,970	5,061
6.625% 2/5/06	1,000	1,048
Merrill Lynch & Co., Inc. 3.7% 4/21/08	6,910	6,961
Morgan Stanley:
3.625% 4/1/08	425	427
5.8% 4/1/07	1,500	1,593
		51,139
Commercial Banks - 0.8%
Bank of America Corp.:
3.875% 1/15/08	485	493
7.125% 9/15/06	8,850	9,535
Corporacion Andina de Fomento yankee 7.25% 3/1/07	4,435	4,774
Korea Development Bank:
3.875% 3/2/09	12,600	12,602
4.75% 7/20/09	5,500	5,682
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Mellon Bank NA, Pittsburgh 6.5% 8/1/05	$ 3,250	$ 3,336
Popular North America, Inc. 6.125% 10/15/06	5,195	5,485
		41,907
Consumer Finance - 2.9%
American General Finance Corp. 4.5% 11/15/07	5,200	5,358
Ford Motor Credit Co.:
6.5% 1/25/07	30,780	32,339
6.875% 2/1/06	28,000	29,111
General Motors Acceptance Corp.:
3.08% 9/23/08 (f)	5,000	4,945
5.625% 5/15/09	11,785	11,900
6.125% 9/15/06	15,125	15,699
6.125% 2/1/07	2,785	2,899
6.75% 1/15/06	19,420	20,098
Household Finance Corp.:
4.125% 12/15/08	4,170	4,233
4.75% 5/15/09	8,978	9,317
Household International, Inc. 8.875% 2/15/08	10,500	11,276
		147,175
Diversified Financial Services - 1.2%
Citigroup, Inc. 6.75% 12/1/05	20,400	21,291
Duke Capital LLC 4.331% 11/16/06	11,175	11,380
J.P. Morgan & Co., Inc. 6.25% 1/15/09	4,935	5,392
J.P. Morgan Chase & Co. 5.625% 8/15/06	16,150	16,904
Prime Property Funding II 6.25% 5/15/07 (b)	6,000	6,418
		61,385
Insurance - 0.6%
Allstate Corp. 7.875% 5/1/05	5,945	6,101
Marsh & McLennan Companies, Inc. 5.375% 3/15/07	8,293	8,479
MetLife, Inc. 3.911% 5/15/05	14,850	14,968
Travelers Property Casualty Corp. 3.75% 3/15/08	2,830	2,817
		32,365
Real Estate - 2.3%
AMB Property LP 7.2% 12/15/05	5,040	5,278
Arden Realty LP 8.875% 3/1/05	9,925	10,124
AvalonBay Communities, Inc. 5% 8/1/07	5,260	5,464
BRE Properties, Inc. 5.95% 3/15/07	3,310	3,492
Camden Property Trust 5.875% 6/1/07	3,305	3,503
CarrAmerica Realty Corp. 5.25% 11/30/07	12,115	12,642
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
CenterPoint Properties Trust 6.75% 4/1/05	$ 1,530	$ 1,554
Duke Realty LP 6.875% 3/15/05	4,100	4,165
EOP Operating LP:
6.625% 2/15/05	3,200	3,237
6.763% 6/15/07	8,650	9,334
7.75% 11/15/07	3,100	3,466
8.375% 3/15/06	5,700	6,104
Gables Realty LP:
5.75% 7/15/07	9,104	9,543
7.25% 2/15/06	10,600	11,102
Merry Land & Investment Co., Inc. 7.25% 6/15/05	2,400	2,465
Simon Property Group LP:
4.875% 8/15/10 (b)	9,810	10,003
6.875% 11/15/06	14,862	15,925
		117,401
Thrifts & Mortgage Finance - 0.5%
Abbey National PLC 6.69% 10/17/05	900	931
Countrywide Home Loans, Inc.:
2.28% 6/2/06 (f)	5,250	5,272
5.5% 8/1/06	735	766
5.625% 5/15/07	3,765	3,968
Washington Mutual, Inc.:
4.375% 1/15/08	5,950	6,105
5.625% 1/15/07	8,500	8,941
		25,983
TOTAL FINANCIALS		477,355
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 4.079% 11/16/06	10,500	10,686
Air Freight & Logistics - 0.0%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	1,668	1,719
Airlines - 0.1%
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	4,771	4,556
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	6,990	7,158
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.4%
Tyco International Group SA yankee 5.8% 8/1/06	$ 16,640	$ 17,426
TOTAL INDUSTRIALS		41,545
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc. 4.608% 11/16/07	24,000	24,713
MATERIALS - 0.5%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (b)	4,365	4,834
Paper & Forest Products - 0.4%
International Paper Co. 4.25% 1/15/09	1,970	1,988
Weyerhaeuser Co. 5.95% 11/1/08	16,600	17,962
		19,950
TOTAL MATERIALS		24,784
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.2%
BellSouth Corp. 4.2% 9/15/09	7,115	7,183
British Telecommunications PLC 7.875% 12/15/05	19,385	20,477
Deutsche Telekom International Finance BV:
3.875% 7/22/08	8,525	8,591
8.25% 6/15/05	22,780	23,561
France Telecom SA 7.95% 3/1/06 (a)	12,520	13,319
Koninklijke KPN NV yankee 8% 10/1/10	11,650	13,942
Sprint Capital Corp. 6% 1/15/07	11,760	12,435
Telecom Italia Capital 4% 11/15/08	15,250	15,352
Telefonica Europe BV 7.35% 9/15/05	935	973
TELUS Corp. yankee 7.5% 6/1/07	11,685	12,839
Verizon Global Funding Corp.:
4% 1/15/08	6,150	6,259
6.125% 6/15/07	12,295	13,184
7.25% 12/1/10	12,500	14,580
		162,695
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 4.125% 3/1/09	17,610	17,332
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
AT&T Wireless Services, Inc.:
7.35% 3/1/06	$ 4,900	$ 5,190
7.5% 5/1/07	7,142	7,873
		30,395
TOTAL TELECOMMUNICATION SERVICES		193,090
UTILITIES - 1.8%
Electric Utilities - 1.6%
Detroit Edison Co. 5.05% 10/1/05	2,940	3,004
DTE Energy Co. 6.45% 6/1/06	8,755	9,197
Duke Capital LLC:
4.302% 5/18/06	3,330	3,387
4.37% 3/1/09	9,565	9,699
FirstEnergy Corp. 5.5% 11/15/06	21,660	22,538
FPL Group Capital, Inc. 3.25% 4/11/06	3,640	3,665
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	4,180	4,283
Monongahela Power Co. 5% 10/1/06	5,685	5,836
Pacific Gas & Electric Co. 2.72% 4/3/06 (f)	5,118	5,124
Progress Energy, Inc. 6.75% 3/1/06	13,700	14,366
Southwestern Public Service Co. 5.125% 11/1/06	3,900	4,050
		85,149
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 7.375% 4/1/05	4,900	4,996
NiSource Finance Corp. 3.2% 11/1/06	4,940	4,933
		9,929
TOTAL UTILITIES		95,078
TOTAL NONCONVERTIBLE BONDS (Cost $1,110,164)		1,128,880
U.S. Government and Government Agency Obligations - 20.5%

U.S. Government Agency Obligations - 12.5%
Fannie Mae:
0% 11/17/04 (d)	6,800	6,795
3.125% 12/15/07	50,000	49,997
6% 5/15/08	167,868	183,051
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
2.7% 3/16/07	$ 84,000	$ 83,612
2.75% 10/15/06	230,000	229,855
2.85% 2/23/07	85,000	84,572
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		637,882
U.S. Treasury Obligations - 8.0%
U.S. Treasury Bonds:
10% 5/15/10	30,740	32,012
11.75% 2/15/10	30,180	31,001
12% 8/15/13	61,275	80,660
U.S. Treasury Notes:
1.625% 2/28/06	74,920	74,226
2.375% 8/31/06	111,000	110,735
3.5% 11/15/06	955	973
4.375% 5/15/07	79,430	82,672
TOTAL U.S. TREASURY OBLIGATIONS		412,279
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,050,536)		1,050,161
U.S. Government Agency - Mortgage Securities - 7.1%

Fannie Mae - 5.7%
4.5% 11/1/19 (c)	93,500	93,675
5.5% 12/1/13 to 4/1/19	97,180	100,815
6% 7/1/11	1,949	2,050
6.5% 5/1/06 to 2/1/32	74,194	78,700
6.5% 11/1/19 (c)	267	283
7% 10/1/11 to 5/1/32	10,542	11,195
7% 10/1/19 (c)	1,843	1,956
7.5% 6/1/12 to 11/1/31	965	1,027
11.5% 11/1/15	330	376
TOTAL FANNIE MAE		290,077
Freddie Mac - 1.2%
4% 11/1/19 (c)	60,000	58,931
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
8.5% 5/1/27 to 7/1/28	$ 845	$ 927
12% 11/1/19	61	69
TOTAL FREDDIE MAC		59,927
Government National Mortgage Association - 0.2%
7% 11/15/27 to 8/15/32	11,759	12,568
7% 11/1/34 (c)	599	639
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		13,207
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $360,291)		363,211
Asset-Backed Securities - 20.9%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	8,301	8,252
Series 2003-3 Class A1, 4.46% 1/25/34	7,878	7,888
Series 2004-2 Class A2, 2.2325% 7/25/34 (f)	10,290	10,289
ACE Securities Corp.:
Series 2002-HE1, Class A 2.2725% 6/25/32 (f)	1,215	1,217
Series 2002-HE2 Class A2A, 2.3625% 8/25/32 (f)	270	271
Series 2003-HE1:
Class A2, 2.3425% 11/25/33 (f)	7,770	7,784
Class M1, 2.5825% 11/25/33 (f)	1,965	1,973
Class M2, 3.6325% 11/25/33 (f)	1,228	1,249
Series 2003-NC1 Class A2A, 2.3525% 7/25/33 (f)	9,625	9,648
Series 2004-HE1 Class A2B, 2.3825% 2/25/34 (f)	6,810	6,812
American Express Credit Account Master Trust Series 2004-C Class C, 2.37% 2/15/12 (b)(f)	14,500	14,499
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	12,610	12,794
Series 2003-CF Class A4, 3.48% 5/6/10	8,465	8,548
Series 2004-1:
Class A3, 3.22% 7/6/08	3,975	3,990
Class B, 3.7% 1/6/09	675	679
Class C, 4.22% 7/6/09	720	729
Class D, 5.07% 7/6/10	5,065	5,144
Series 2004-CA Class A4, 3.61% 5/6/11	2,505	2,523
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M1, 2.6425% 9/25/32 (f)	6,400	6,416
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-3 Class S, 5% 9/25/05 (h)	$ 12,709	$ 361
Series 2003-7 Class M1, 2.7825% 8/25/33 (f)	2,945	2,972
Series 2004-R10 Class M1, 2.54% 11/25/34 (f)	5,485	5,485
Series 2004-R11 Class M1, 2.75% 11/27/34 (c)(f)	8,015	8,015
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 2.2625% 6/25/32 (f)	2,616	2,616
Series 2002-BC7 Class M1, 2.7325% 10/25/32 (f)	6,600	6,606
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 2.3825% 9/25/33 (f)	1,028	1,030
Class AV2, 2.3325% 9/25/33 (f)	998	999
Class M2, 3.7325% 9/25/33 (f)	14,400	14,791
Series 2003-W6 Class AV2, 2.3025% 1/25/34 (f)	9,911	9,919
Series 2003-W7:
Class A2, 2.3225% 3/1/34 (f)	9,071	9,090
Class M1, 2.6225% 3/1/34 (f)	11,700	11,759
Series 2003-W9 Class M1, 2.6225% 3/25/34 (f)	8,200	8,243
Series 2004-W5 Class M1, 2.5325% 4/25/34 (f)	3,990	3,996
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2001-HE3 Class A1, 2.14% 11/15/31 (f)	1,139	1,140
Series 2002-HE3 Class 2A, 2.27% 10/15/32 (f)	393	393
Series 2003-HE2 Class A2, 2.25% 4/15/33 (f)	5,210	5,217
Series 2003-HE3 Class A2, 2.22% 6/15/33 (f)	868	869
Series 2003-HE4 Class A3, 2.09% 8/15/33 (f)	1,915	1,916
Series 2003-HE5 Class A2B, 4% 8/15/33	2,284	2,277
Series 2003-HE7 Class A3, 2.23% 12/15/33 (f)	8,034	8,040
Series 2004-HE3 Class M2, 3.0525% 6/25/34 (f)	3,325	3,326
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	6,289	6,321
Bank One Issuance Trust:
Series 2002-B2 Class B2, 2.21% 5/15/08 (f)	6,600	6,612
Series 2002-C2 Class C2, 2.86% 5/15/08 (f)	34,415	34,592
Bayview Financial Asset Trust Series 2000-F Class A, 2.4588% 9/28/43 (f)	10,492	10,513
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.4088% 2/28/44 (f)	8,034	8,041
Bear Stearns Asset Backed Securities I Series 2004-HE8:
Class M1, 2.5825% 9/25/34 (f)	7,205	7,205
Class M2, 3.1325% 9/25/34 (f)	3,570	3,566
BMW Vehicle Owner Trust Series 2002-A Class A3, 3.8% 5/25/06	467	468
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital Auto Receivables Asset Trust:
Series 2002-4, Class CTFS, 2.62% 3/17/08	$ 5,647	$ 5,643
Series 2002-5 Class B, 2.8% 4/15/08	5,135	5,140
Capital One Auto Finance Trust Series 2002-A Class A4, 4.79% 1/15/09	11,800	12,008
Capital One Master Trust:
Series 1999-3 Class B, 2.35% 9/15/09 (f)	5,500	5,505
Series 2001-1 Class B, 2.38% 12/15/10 (f)	8,715	8,773
Series 2001-8A Class A, 4.6% 8/17/09	7,450	7,682
Series 2002-3A Class B, 4.55% 2/15/08	12,750	12,828
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 2.55% 7/15/08 (f)	8,935	8,967
Series 2003-B1 Class B1, 3.04% 2/17/09 (f)	20,015	20,283
CDC Mortgage Capital Trust:
Series 2001-HE1 Class A, 2.2725% 1/25/32 (f)	47	47
Series 2002-HE2:
Class A, 2.2225% 1/25/33 (f)	725	725
Class M1, 2.6325% 1/25/33 (f)	5,000	5,027
Chase Credit Card Master Trust Series 2003-6 Class B, 2.22% 2/15/11 (f)	9,850	9,911
Chase Credit Card Owner Trust:
Series 2002-2 Class C, 2.77% 7/16/07 (f)	12,735	12,764
Series 2004-1 Class B, 2.07% 5/15/09 (f)	4,125	4,125
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.72% 10/15/07 (f)	13,600	13,633
Series 2002-C1 Class C1, 2.7% 2/9/09 (f)	13,600	13,773
Series 2003-C1 Class C1, 3.14% 4/7/10 (f)	12,200	12,472
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 2.3425% 12/25/33 (b)(f)	10,424	10,425
Countrywide Home Loans, Inc.:
Series 2004-2:
Class 3A4, 2.1825% 7/25/34 (f)	8,285	8,285
Class M1, 2.4325% 5/25/34 (f)	5,200	5,200
Series 2004-3 Class 3A4, 2.1825% 8/25/34 (f)	12,410	12,331
Series 2004-4:
Class A, 2.3025% 8/25/34 (f)	4,632	4,630
Class M1, 2.4125% 7/25/34 (f)	3,650	3,648
Class M2, 2.4625% 6/25/34 (f)	4,405	4,403
CS First Boston Mortgage Securities Corp. Series 2004-FRE1 Class A2, 2.2825% 4/25/34 (f)	6,090	6,090
Discover Card Master Trust I Series 2003-4 Class B1, 2.2% 5/16/11 (f)	8,065	8,093
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 2.1825% 5/28/35 (f)	$ 14,420	$ 15,125
Class AB3, 2.3245% 5/28/35 (f)	12,639	12,754
Class AB8, 2.2825% 5/28/35 (f)	12,513	13,269
First USA Secured Note Trust Series 2001-3 Class C, 2.94% 11/19/08 (b)(f)	12,045	12,130
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 2.3825% 2/25/34 (f)	750	750
Class M2, 2.4325% 2/25/34 (f)	800	800
Series 2004-A Class M2, 3.0825% 1/25/34 (f)	5,150	5,150
Series 2004-C Class 2A2, 2.4825% 8/25/34 (f)	9,730	9,795
Greenpoint Credit LLC Series 2001-1 Class 1A, 2.1513% 4/20/32 (f)	5,147	5,126
GS Mortgage Securities Corp.:
Series 2003-HE1 Class M2, 3.7113% 6/20/33 (f)	9,268	9,433
Series 2003-HE2 Class M1, 2.5825% 8/25/33 (f)	2,985	2,997
GSAMP Trust Series 2002-NC1 Class A2, 2.2525% 7/25/32 (f)	1,144	1,148
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 3.7575% 9/20/09 (b)(f)	14,800	14,800
Home Equity Asset Trust:
Series 2002-2 Class A4, 2.2825% 6/25/32 (f)	2,271	2,272
Series 2002-4 Class M2, 3.9825% 3/25/33 (f)	1,875	1,901
Series 2002-5 Class A3, 2.4525% 5/25/33 (f)	5,363	5,388
Series 2003-3 Class A4, 2.3925% 2/25/33 (f)	3,674	3,685
Series 2003-5 Class A2, 2.2825% 12/25/33 (f)	9,818	9,825
Series 2003-7 Class A2, 2.3125% 3/25/34 (f)	10,451	10,462
Series 2003-8 Class M1, 2.6525% 4/25/34 (f)	3,860	3,877
Series 2004-1 Class M2, 3.1325% 6/25/34 (f)	3,075	3,080
Series 2004-2 Class A2, 2.2225% 7/25/34 (f)	6,765	6,765
Series 2004-3:
Class M1, 2.5025% 8/25/34 (f)	2,035	2,035
Class M2, 3.1325% 8/25/34 (f)	2,220	2,220
Class M3, 3.3825% 8/25/34 (f)	950	950
Series 2004-6 Class A2, 2.2825% 12/25/34 (f)	9,838	9,822
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (b)	164	165
Series 2003-2N Class A, 8% 9/27/33 (b)	627	630
Series 2003-3N Class A, 8% 9/27/33 (b)	639	644
Series 2003-5N Class A, 7.5% 1/27/34 (b)	281	282
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	$ 4,630	$ 4,690
Household Home Equity Loan Trust:
Series 2002-3 Class A, 2.36% 7/20/32 (f)	2,835	2,836
Series 2003-2 Class M, 2.49% 9/20/33 (f)	2,026	2,031
Household Mortgage Loan Trust:
Series 2003-HC2:
Class A2, 2.24% 6/20/33 (f)	5,804	5,814
Class M, 2.51% 6/20/33 (f)	4,857	4,862
Series 2004-HC1 Class A, 2.1613% 2/20/34 (f)	8,165	8,163
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class B, 2.42% 1/18/11 (f)	5,900	5,941
Series 2002-3 Class B, 3.12% 9/15/09 (f)	6,750	6,812
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 2.245% 10/15/08 (f)	7,800	7,818
Series 2001-B2 Class B2, 2.23% 1/15/09 (f)	23,897	23,976
Series 2002-B1 Class B1, 5.15% 7/15/09	5,235	5,444
Series 2002-B2 Class B2, 2.25% 10/15/09 (f)	19,400	19,486
Series 2002-B3 Class B3, 2.27% 1/15/08 (f)	6,450	6,461
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 1.93% 9/15/10 (f)	8,000	8,043
Series 1998-G Class B, 2.27% 2/17/09 (f)	9,200	9,223
Series 2000-L Class B, 2.37% 4/15/10 (f)	3,350	3,374
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 2.4325% 7/25/34 (f)	2,105	2,105
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-HE1 Class A1, 2.3825% 7/25/34 (f)	11,618	11,627
Series 2003-OPT1 Class M1, 2.5825% 7/25/34 (f)	5,235	5,255
Series 2004-CB6 Class A1, 2.2625% 7/25/35 (f)	8,919	8,919
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 3.8325% 5/25/33 (f)	1,575	1,598
Series 2003-NC5 Class M2, 3.9325% 4/25/33 (f)	2,800	2,856
Series 2004-HE6 Class A2, 2.2725% 8/25/34 (f)	9,637	9,639
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.9325% 1/25/32 (f)	5,655	5,730
Series 2002-AM3 Class A3, 2.4225% 2/25/33 (f)	2,679	2,688
Series 2002-NC1 Class M1, 2.7325% 2/25/32 (b)(f)	3,595	3,625
Series 2003-NC1 Class M1, 2.9825% 11/25/32 (f)	2,575	2,613
Series 2003-NC2 Class M2, 3.9325% 2/25/33 (f)	2,840	2,904
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(f)(h)	7,900	3,049
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	7,415	4,159
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Onyx Acceptance Owner Trust Series 2002-C Class A4, 4.07% 4/15/09	$ 5,740	$ 5,813
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 3.20% 1/25/35 (c)(f)	7,490	8,026
Series 2004-WCW1:
Class M1, 2.5625% 9/25/34 (f)	2,590	2,591
Class M2, 2.6125% 9/25/34 (f)	1,545	1,546
Class M3, 3.1825% 9/25/34 (f)	2,950	2,951
Series 2004-WCW2 Class A2, 2.3125% 10/25/34 (f)	11,812	11,811
Providian Gateway Master Trust Series 2002-B Class A, 2.57% 6/15/09 (b)(f)	8,200	8,263
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	5,824	5,840
Series 2004-RS10 Class MII2, 3.21% 10/25/34 (f)	10,200	10,200
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	4,942	4,891
Sears Credit Account Master Trust II:
Series 2002-4 Class B, 2.295% 8/18/09 (f)	6,420	6,432
Series 2002-5 Class B, 3.12% 11/17/09 (f)	13,000	13,029
Securitized Asset Back Receivables LLC Trust Series 2004-NC1:
Class A2, 2.1825% 2/25/34 (f)	10,277	10,277
Class M1, 2.4525% 2/25/34 (f)	2,920	2,913
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 1.5525% 6/15/21 (f)	8,200	8,231
Series 2004-A:
Class B, 2.1% 6/15/33 (f)	2,100	2,125
Class C, 2.47% 6/15/33 (f)	4,915	4,970
Series 2004-B Class C, 2.2225% 9/15/33 (f)	8,600	8,599
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.32% 3/15/11 (b)(f)	11,595	11,606
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.3625% 9/25/34 (f)	10,670	10,697
Series 2003-6HE Class A1, 2.4025% 11/25/33 (f)	3,499	3,509
Series 2003-8HE Class A, 2.4025% 12/25/34 (f)	4,785	4,788
Series 2004-1HE Class A1, 2.4425% 2/25/35 (b)(f)	4,598	4,605
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	8,795	8,857
Volkswagen Auto Lease Trust Series 2004-A Class A3, 2.84% 7/20/07	10,460	10,451
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
WFS Financial Owner Trust:
Series 2004-3 Class A4, 3.93% 2/17/12	$ 15,000	$ 15,196
Series 2004-4 Class D, 3.58% 5/17/12	4,335	4,335
TOTAL ASSET-BACKED SECURITIES (Cost $1,065,621)		1,071,067
Collateralized Mortgage Obligations - 8.8%

Private Sponsor - 6.7%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 2.3325% 1/25/34 (f)	6,649	6,646
Series 2004-2 Class 7A3, 2.35% 2/25/35 (f)	12,000	12,000
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	4,958	4,999
Series 2002-32 Class 2A3, 5% 1/25/18	1,421	1,441
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 2.3025% 5/25/34 (f)	3,676	3,674
Series 2004-AR5 Class 11A2, 2.3025% 6/25/34 (f)	5,192	5,180
Series 2004-AR8 Class 8A2, 2.3125% 9/25/34 (f)	7,223	7,233
Granite Mortgages PLC floater:
Series 2004-1 Class 1C, 2.81% 3/20/44 (f)	4,125	4,142
Series 2004-2:
Class 1A2, 1.98% 6/20/28 (f)	9,200	9,197
Class 1C, 2.61% 6/20/44 (f)	4,075	4,082
Holmes Financing No. 8 PLC floater:
Series 1 Class B, 2.2% 7/15/40 (f)	2,050	2,051
Series 2:
Class A, 2.15% 4/15/11 (f)	17,350	17,347
Class B, 2.24% 7/15/40 (f)	2,700	2,700
Class C, 2.79% 7/15/40 (f)	6,205	6,207
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.29% 10/25/34 (f)	11,200	11,200
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 2.3225% 10/25/34 (f)	4,182	4,178
Series 2004-9:
Class M2, 2.6088% 4/25/35 (f)	3,955	3,955
Class M3, 2.6588% 4/25/35 (f)	2,930	2,930
Class M4, 3.0088% 4/25/35 (f)	1,495	1,495
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,837	1,923
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2587% 8/25/17 (f)	8,084	8,413
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 2.3225% 3/25/28 (f)	$ 14,761	$ 14,798
Series 2003-F Class A2, 2.46% 10/25/28 (f)	17,579	17,584
Series 2004-B Class A2, 1.8525% 6/25/29 (f)	11,598	11,582
Series 2004-C Class A2, 2.1506% 7/25/29 (f)	16,083	16,050
Series 2004-D Class A2, 2.34% 9/25/29 (f)	11,835	11,843
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	61,964	928
Series 2003-G Class XA1, 1% 1/25/29 (h)	54,303	845
Series 2003-H Class XA1, 1% 1/25/29 (b)(h)	47,251	741
Mortgage Asset Backed Securities Trust:
floater Series 2002-NC1:
Class A2, 2.3725% 10/25/32 (f)	876	878
Class M1, 2.7825% 10/25/32 (f)	9,800	9,894
Series 2002-NC1 Class S, 6% 4/25/05 (h)	9,439	229
Permanent Financing No. 3 PLC floater Series 2 Class C, 2.9125% 6/10/42 (f)	2,900	2,915
Permanent Financing No. 4 PLC floater:
Series 1:
Class B, 2.0025% 6/10/42 (f)	1,955	1,954
Class M, 2.0925% 6/10/42 (f)	1,545	1,543
Series 2:
Class C, 2.13% 6/10/42 (f)	6,790	6,788
Class M, 2.1925% 6/10/42 (f)	1,620	1,623
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	7,420	7,724
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	210,021	2,149
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 2.2513% 9/20/33 (f)	6,109	6,091
Series 2003-6 Class A2, 2.5313% 11/20/33 (f)	12,147	12,145
Series 2003-7 Class A2, 1.8788% 1/20/34 (f)	15,460	15,459
Series 2004-2 Class A, 2.1913% 3/20/34 (f)	6,128	6,107
Series 2004-3 Class A, 2.33% 5/20/34 (f)	15,252	15,173
Series 2004-4 Class A, 2.4613% 5/20/34 (f)	13,527	13,489
Series 2004-5 Class A3, 1.8625% 6/20/34 (f)	12,341	12,317
Series 2004-6 Class A3A, 2.1638% 6/20/35 (f)	9,474	9,466
Series 2004-8 Class A2, 2.35% 9/20/34 (f)	11,799	11,812
Series 2003-8 Class X1, 0.6188% 1/20/34 (f)(h)	281,500	3,310
Series 2004-1 Class X1, 0.8% 2/20/34 (h)	68,334	814
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	$ 1,717	$ 1,774
Wells Fargo Mortgage Backed Securities Trust Series 2003-14 Class 1A1, 4.75% 12/25/18	8,365	8,384
TOTAL PRIVATE SPONSOR		347,402
U.S. Government Agency - 2.1%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	11,360	11,823
Series 1993-206 Class KA, 6.5% 12/25/22	765	767
Series 1994-51 Class PH, 6.5% 1/25/23	128	127
Series 1994-63 Class PH, 7% 6/25/23	1,447	1,452
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	443	443
Series 2001-71 Class QD, 6% 4/25/15	8,714	8,748
Series 2003-16 Class PA, 4.5% 11/25/09	1,633	1,645
Series 2003-19 Class MJ, 4.25% 5/25/30	11,640	11,697
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	7,296	454
Freddie Mac planned amortization class:
Series 1385 Class H, 6.5% 8/15/07	703	709
Series 2355 Class CD, 6.5% 6/15/30	321	322
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1215 Class H, 7.5% 3/15/07	1,550	1,561
Series 1714 Class H, 6.75% 5/15/23	884	886
Series 2322 Class HC, 6.5% 3/15/30	7	7
Series 2376 Class JC, 5.5% 2/15/14	3,473	3,481
Series 2420 Class BE, 6.5% 12/15/30	9,060	9,184
Series 2443 Class TD, 6.5% 10/15/30	8,444	8,580
Series 2489 Class PD, 6% 2/15/31	10,999	11,226
sequential pay:
Series 2458 Class VK, 6.5% 3/15/13	5,733	5,761
Series 2523 Class JB, 5% 6/15/15	9,993	10,197
Series 2609 Class UJ, 6% 2/15/17	9,041	9,584
Series 2764 Class DZ, 5% 2/15/33	327	327
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	$ 2,192	$ 2,213
Series 2002-5 Class PD, 6.5% 5/16/31	5,354	5,506
TOTAL U.S. GOVERNMENT AGENCY		106,700
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $455,310)		454,102
Commercial Mortgage Securities - 9.2%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(f)	4,635	4,794
Class D, 7.54% 8/3/10 (b)(f)	6,185	6,401
280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0166% 2/3/11 (b)(f)(h)	85,846	4,168
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	3,333	3,474
Series 1997-D5 Class PS1, 1.7348% 2/14/43 (f)(h)	63,140	3,630
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 2.0357% 7/11/43 (b)(f)(h)	46,163	3,388
Series 2003-2 Class XP, 0.5862% 3/11/41 (b)(f)(h)	152,270	2,074
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 2.16% 9/8/14 (b)(f)	4,095	4,096
Series 2003-BBA2:
Class C, 2.34% 11/15/15 (b)(f)	1,070	1,075
Class D, 2.42% 11/15/15 (b)(f)	1,665	1,675
Class F, 2.77% 11/15/15 (b)(f)	1,190	1,200
Class H, 3.27% 11/15/15 (b)(f)	1,070	1,077
Class J, 3.82% 11/15/15 (b)(f)	1,105	1,121
Class K, 4.47% 11/15/15 (b)(f)	995	1,006
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 2.5125% 12/25/33 (b)(f)	16,542	16,656
Series 2004-1:
Class A, 2.2925% 4/25/34 (b)(f)	7,340	7,317
Class B, 3.8325% 4/25/34 (b)(f)	763	761
Class M1, 2.4925% 4/25/34 (b)(f)	667	666
Class M2, 3.1325% 4/25/34 (b)(f)	572	571
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-2:
Class A, 2.3625% 8/25/34 (b)(f)	$ 6,086	$ 6,092
Class M1, 2.5125% 8/25/34 (b)(f)	1,965	1,964
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(h)	78,037	5,244
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2004-BBA3 Class E, 2.57% 6/15/17 (b)(f)	9,160	9,163
Series 2004-HS2A:
Class E, 2.7675% 1/14/16 (b)(f)	1,725	1,732
Class F, 2.9175% 1/14/16 (b)(f)	1,125	1,129
Series 2002-TOP8 Class X2, 2.3376% 8/15/38 (b)(f)(h)	51,118	4,822
Series 2003-PWR2 Class X2, 0.8574% 5/11/39 (b)(f)(h)	102,243	2,896
Series 2003-T12 Class X2, 0.9242% 8/13/39 (b)(f)(h)	72,915	2,121
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6887% 5/15/35 (b)(f)(h)	178,957	10,373
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 2.3081% 12/12/13 (b)(f)	3,123	3,109
sequential pay:
Series 1999-2 Class A1, 7.032% 1/15/32	3,492	3,755
Series 2000-3 Class A1, 7.093% 10/15/32	6,070	6,548
COMM:
floater:
Series 2000-FL3A Class C, 2.63% 11/15/12 (b)(f)	2,888	2,887
Series 2001-FL5A Class D, 3.12% 11/15/13 (b)(f)	6,536	6,536
Series 2002-FL6 Class G, 3.77% 6/14/14 (b)(f)	4,441	4,456
Series 2002-FL7:
Class D, 2.44% 11/15/14 (b)(f)	2,425	2,429
Class H, 4.12% 11/15/14 (b)(f)	6,613	6,590
Class MPP, 4.27% 11/15/14 (b)(f)	5,300	5,300
Series 2003-FL9 Class B, 2.37% 11/15/15 (b)(f)	17,401	17,440
Series 2004-LBN2 Class X2, 1.2761% 3/10/39 (b)(f)(h)	16,648	742
Commercial Mortgage pass thru certificates:
floater Series 2004-CNL:
Class G, 2.8381% 9/15/14 (b)(f)	1,245	1,246
Class H, 2.9381% 9/15/14 (b)(f)	1,325	1,326
Class J, 3.4581% 9/15/14 (b)(f)	455	455
Class K, 3.8581% 9/15/14 (b)(f)	715	715
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Commercial Mortgage pass thru certificates: - continued
floater Series 2004-CNL: - continued
Class L, 4.0581% 9/15/14 (b)(f)	$ 575	$ 575
Series 2004-CNL Class X1, 2.1179% 9/15/14 (b)(f)(h)	92,780	2,830
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (b)	4,108	4,344
CS First Boston Mortgage Securities Corp.:
floater Series 2003-TF2A:
Class A2, 2.19% 11/15/14 (b)(f)	5,300	5,301
Class C, 2.42% 11/15/14 (b)(f)	1,095	1,099
Class E, 2.82% 11/15/14 (b)(f)	875	880
Class H, 3.77% 11/15/14 (b)(f)	1,080	1,085
Class K, 4.97% 11/15/14 (b)(f)	1,620	1,633
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	3,678	3,733
Series 2001-CK3 Class A2, 6.04% 6/15/34	6,500	6,742
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	131,509	4,928
Series 2003-C3 Class ASP, 2.0628% 5/15/38 (b)(f)(h)	129,371	9,418
Series 2003-C4 Class ASP, 0.7811% 8/15/36 (b)(f)(h)	83,443	1,727
Series 2004-C1 Class ASP, 1.2147% 1/15/37 (b)(f)(h)	81,775	3,425
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,165	3,521
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	4,624	4,823
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (b)	1,458	1,546
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (b)	5,000	5,298
Series 174 Class B1, 7.33% 5/15/06 (b)	1,500	1,591
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	13,903	14,966
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.7804% 5/15/33 (b)(f)(h)	82,720	3,350
GGP Mall Properties Trust:
floater Series 2001-C1A Class A3, 2.57% 2/15/14 (b)(f)	4,388	4,411
sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	5,043	5,211
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
GMAC Commercial Mortgage Securities, Inc.:
sequential pay:
Series 1997-C2 Class A3, 6.566% 4/15/29	$ 5,613	$ 6,036
Series 1998-C2 Class A1, 6.15% 5/15/35	2,358	2,392
Series 2003-C3 Class X2, 0.9782% 12/10/38 (b)(f)(h)	95,816	3,136
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	4,000	4,087
Series 2003-C1 Class XP, 2.3678% 7/5/35 (b)(f)(h)	65,340	5,498
Series 2003-C2 Class XP, 1.3364% 1/5/36 (b)(f)(h)	113,150	5,046
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	8,695	8,727
Series 2004-C1 Class X2, 1.1821% 10/10/28 (b)(f)(h)	65,725	2,410
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (b)	3,198	3,536
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15 (b)	2,303	2,479
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C3 Class X2, 1.327% 7/12/35 (b)(f)(h)	40,613	1,833
Series 2003-LN1 Class X2, 0.9035% 10/15/37 (b)(f)(h)	129,856	4,068
Series 2004-C1 Class X2, 1.3148% 1/15/38 (b)(f)(h)	21,040	980
Series 2004-CB8 Class X2, 1.3847% 1/12/39 (b)(f)(h)	26,295	1,377
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2003-C3 Class A2, 3.086% 5/15/27	7,510	7,378
Series 2002-C4 Class XCP, 1.6963% 10/15/35 (b)(f)(h)	80,128	4,594
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (b)(h)	84,649	3,124
Series 2003-C1 Class XCP, 1.6568% 12/15/36 (b)(f)(h)	36,287	1,854
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (b)(h)	56,110	2,926
Series 2004-C6 Class XCP, 0.931% 8/15/36 (b)(f)(h)	65,135	2,261
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2001-LLFA Class E, 2.4975% 8/16/13 (b)(f)	3,000	3,018
Series 2003-LLFA Class J, 3.9175% 12/16/14 (b)(f)	5,585	5,726
Merrill Lynch Mortgage Trust Series 2002-MW1 Class XP, 1.8266% 7/12/34 (b)(f)(h)	28,110	1,640
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-LIFE Class A1, 6.97% 4/15/33	$ 3,535	$ 3,762
Series 1997-RR:
Class B, 7.3067% 4/30/39 (b)(f)	5,069	5,226
Class C, 7.4367% 4/30/39 (b)(f)	7,335	7,779
Series 1999-1NYP Class F, 7.4888% 5/3/30 (b)(f)	9,251	9,594
Series 2003-IQ5 Class X2, 1.2321% 4/15/38 (b)(f)(h)	46,980	2,106
Series 2003-IQ6 Class X2, 0.7581% 12/15/41 (b)(f)(h)	77,110	2,484
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF Class D, 2.74% 8/5/14 (b)(f)	7,295	7,330
Series 2003-HQ2 Class X2, 1.5963% 3/12/35 (b)(f)(h)	70,329	4,545
Series 2003-TOP9 Class X2, 1.6792% 11/13/36 (b)(f)(h)	51,740	3,324
Mortgage Capital Funding, Inc. sequential pay Series 1996-MC1 Class A2B, 7.9% 2/15/06	4,230	4,446
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	3,362	3,583
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 2.67% 2/15/13 (b)(f)	6,000	5,997
STRIPs III Ltd./STRIPs III Corp. floater Series 2004-1A Class A, 2.4125% 3/24/18 (b)(f)	8,620	8,620
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A1, 6.537% 11/15/04 (b)	27,120	27,165
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (b)	8,210	8,813
Wachovia Bank Commercial Mortgage Trust:
floater Series 2004-WHL3:
Class A2, 2.05% 3/15/14 (b)(f)	3,500	3,502
Class E, 2.37% 3/15/14 (b)(f)	2,190	2,198
Class F, 2.42% 3/15/14 (b)(f)	1,750	1,756
Class G, 2.65% 3/15/14 (b)(f)	875	878
Series 2003-C8 Class XP, 0.8682% 11/15/35 (b)(f)(h)	61,274	1,501
Series 2003-C9 Class XP, 0.8853% 12/15/35 (b)(f)(h)	40,855	1,090
Series 2004-WHL3X Class 1A, 1.0654% 3/15/14 (b)(f)(h)	385,713	3,642
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $466,611)		470,124
Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Chilean Republic 5.625% 7/23/07	$ 4,225	$ 4,457
United Mexican States 4.625% 10/8/08	15,370	15,631
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,473)		20,088
Fixed-Income Funds - 12.8%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $654,657)	6,574,409	654,219
Cash Equivalents - 1.5%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.87%, dated 10/29/04 due 11/1/04) (Cost $74,895)	$ 74,907	74,895
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $5,257,558)		5,286,747
NET OTHER ASSETS - (3.2)%		(162,164)
NET ASSETS - 100%		$ 5,124,583
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Purchased
Eurodollar Contracts
483 Eurodollar 90 Day Index Contracts	Dec. 2004	$ 480,193	$ 4
483 Eurodollar 90 Day Index Contracts	March 2005	479,945	183
598 Eurodollar 90 Day Index Contracts	June 2005	593,956	536
598 Eurodollar 90 Day Index Contracts	Sept. 2005	593,694	696
598 Eurodollar 90 Day Index Contracts	Dec. 2005	593,388	772
598 Eurodollar 90 Day Index Contracts	March 2006	593,126	833
471 Eurodollar 90 Day Index Contracts	June 2006	466,967	790
372 Eurodollar 90 Day Index Contracts	Sept. 2006	368,675	415
317 Eurodollar 90 Day Index Contracts	Dec. 2006	314,052	359
287 Eurodollar 90 Day Index Contracts	March 2007	284,241	274
256 Eurodollar 90 Day Index Contracts	June 2007	253,459	47
33 Eurodollar 90 Day Index Contracts	Sept. 2007	32,663	125
TOTAL EURODOLLAR CONTRACTS			5,034
Sold
Eurodollar Contracts
138 Eurodollar 90 Day Index Contracts	Dec. 2007	136,546	(99)
221 Eurodollar 90 Day Index Contracts	March 2008	218,613	(156)
174 Eurodollar 90 Day Index Contracts	June 2008	172,073	(122)
141 Eurodollar 90 Day Index Contracts	Sept. 2008	139,401	(97)
108 Eurodollar 90 Day Index Contracts	Dec. 2008	106,746	(73)
67 Eurodollar 90 Day Index Contracts	March 2009	66,205	(44)
TOTAL EURODOLLAR CONTRACTS			(591)
			$ 4,443
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap

Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)

	March 2010	$ 12,000	$ (13)
Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2010	12,000	(13)
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	6,200	28
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	2,350	11
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,600	19
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6.625% 12/1/08	July 2007	9,600	58
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	June 2009	7,400	74
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon default event of Raytheon Co., par value of the notional amount of Raytheon Co. 6.55% 3/15/10	March 2009	7,500	72
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	$ 17,500	$ 210
Receive quarterly notional amount multiplied by .78% and pay Morgan Stanley, Inc. upon default event of Sprint Capital Corp., par value of the notional amount of Sprint Capital Corp. 8.375% 3/15/12	Sept. 2009	10,000	168
Receive quarterly notional amount multiplied by .98% and pay Bank of America upon default event of Sprint Capital Corp., par value of the notional amount of Sprint Capital Corp. 6.875% 11/15/28	June 2009	10,750	232
TOTAL CREDIT DEFAULT SWAP		99,900	846
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	16,650	50
TOTAL INTEREST RATE SWAP		16,650	50
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Deutsche Bank	Feb. 2005	40,000	296
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	28,000	208
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	Dec. 2004	25,000	164
Receive monthly a return equal to Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 32 basis points with Bank of America	Nov. 2004	31,810	202
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive quarterly a return equal to Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America

	March 2005	$ 28,000	$ 287
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	31,810	0
TOTAL TOTAL RETURN SWAP		184,620	1,157
		$ 301,170	$ 2,053
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $518,180,000 or 10.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,795,000.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At April 30, 2004, the fund had a capital loss carryforward of approximately $34,161,000 of which $10,379,000, $10,467,000, $8,450,000 and $4,865,000 will expire on April 30, 2005, 2006, 2008 and 2009, respectively. Of the loss carryforwards expiring on April 30, 2005 and 2006, $4,138,000 and $2,204,000, respectively, was acquired in a merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $74,895) (cost $5,257,558) - See accompanying schedule		$ 5,286,747
Cash		1,157
Receivable for investments sold		21,760
Receivable for swap agreements		27
Receivable for fund shares sold		10,888
Interest receivable		38,362
Receivable for daily variation on futures contracts		413
Swap agreements, at value		2,053
Other affiliated receivables		11
Total assets		5,361,418

Liabilities
Payable for investments purchased Regular delivery	$ 55,215
Delayed delivery	171,038
Payable for fund shares redeemed	6,781
Distributions payable	1,188
Accrued management fee	1,807
Other affiliated payables	606
Other payables and accrued expenses	200
Total liabilities		236,835

Net Assets		$ 5,124,583
Net Assets consist of:
Paid in capital		$ 5,111,985
Undistributed net investment income		4,954
Accumulated undistributed net realized gain (loss) on investments		(28,089)
Net unrealized appreciation (depreciation) on investments		35,733
Net Assets, for 567,027 shares outstanding		$ 5,124,583
Net Asset Value, offering price and redemption price per share ($5,124,583 ÷ 567,027 shares)		$ 9.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)

Investment Income
Interest		$ 77,713
Security lending		2
Total income		77,715

Expenses
Management fee	$ 10,888
Transfer agent fees	2,900
Accounting and security lending fees	320
Non-interested trustees' compensation	15
Custodian fees and expenses	61
Registration fees	64
Audit	37
Legal	6
Miscellaneous	147
Total expenses before reductions	14,438
Expense reductions	(5)	14,433
Net investment income		63,282
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,417
Futures contracts	2,869
Swap agreements	1,510
Total net realized gain (loss)		5,796
Change in net unrealized appreciation (depreciation) on: Investment securities	5,733
Futures contracts	5,901
Swap agreements	5,462
Delayed delivery commitments	(3)
Total change in net unrealized appreciation (depreciation)		17,093
Net gain (loss)		22,889
Net increase (decrease) in net assets resulting from operations		$ 86,171

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 63,282	$ 143,679
Net realized gain (loss)	5,796	62,318
Change in net unrealized appreciation (depreciation)	17,093	(106,275)
Net increase (decrease) in net assets resulting from operations	86,171	99,722
Distributions to shareholders from net investment income	(61,376)	(139,338)
Share transactions Proceeds from sales of shares	838,656	2,927,244
Reinvestment of distributions	54,065	122,499
Cost of shares redeemed	(1,305,461)	(3,192,878)
Net increase (decrease) in net assets resulting from share transactions	(412,740)	(143,135)
Total increase (decrease) in net assets	(387,945)	(182,751)

Net Assets
Beginning of period	5,512,528	5,695,279
End of period (including undistributed net investment income of $4,954 and undistributed net investment income of $3,048, respectively)	$ 5,124,583	$ 5,512,528
Other Information Shares
Sold	93,302	323,405
Issued in reinvestment of distributions	6,008	13,554
Redeemed	(145,577)	(353,508)
Net increase (decrease)	(46,267)	(16,549)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 8.99	$ 9.04	$ 8.78	$ 8.70	$ 8.45	$ 8.68
Income from Investment Operations
Net investment income D	.111	.236	.346	.427 F	.533	.507
Net realized and unrealized gain (loss)	.047	(.057)	.277	.076 F	.246	(.238)
Total from investment operations	.158	.179	.623	.503	.779	.269
Distributions from net investment income	(.108)	(.229)	(.363)	(.423)	(.529)	(.499)
Net asset value, end of period	$ 9.04	$ 8.99	$ 9.04	$ 8.78	$ 8.70	$ 8.45
Total Return B, C	1.77%	1.99%	7.23%	5.88%	9.49%	3.21%
Ratios to Average Net Assets E
Expenses before expense reductions	.56% A	.57%	.57%	.58%	.59%	.63%
Expenses net of voluntary waivers, if any	.56% A	.57%	.57%	.58%	.59%	.63%
Expenses net of all reductions	.56% A	.57%	.57%	.58%	.58%	.62%
Net investment income	2.45% A	2.61%	3.88%	4.86% F	6.23%	5.96%
Supplemental Data
Net assets, end of period (in millions)	$ 5,125	$ 5,513	$ 5,695	$ 3,285	$ 2,083	$ 1,344
Portfolio turnover rate	102% A	100%	80%	145%	84%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Short-Term Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 45,961
Unrealized depreciation	(10,091)
Net unrealized appreciation (depreciation)	$ 35,870
Cost for federal income tax purposes	$ 5,250,877

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements - continued

by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $806,321 and $1,164,298, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,133 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $5.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

STP-USAN-1204
1.784864.101

Fidelity®

Inflation-Protected Bond

Fund

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	4	Ned Johnson's message to shareholders.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	7	A summary of major shifts in the fund's investments over the past six months.
Investments	8	A complete list of the fund's investments with their market values.
Financial Statements	9	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	19	Notes to the financial statements.
Distributions	26

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Class A
Actual	$ 1,000.00	$ 1,069.00	$ 3.39
HypotheticalA	$ 1,000.00	$ 1,021.68	$ 3.32
Class T
Actual	$ 1,000.00	$ 1,067.50	$ 3.91
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 3.83
	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Class B
Actual	$ 1,000.00	$ 1,065.00	$ 7.29
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.15
Class C
Actual	$ 1,000.00	$ 1,064.50	$ 7.81
HypotheticalA	$ 1,000.00	$ 1,017.34	$ 7.66
Institutional Class
Actual	$ 1,000.00	$ 1,069.80	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.45	$ 2.55
Fidelity Inflation-Protected Bond Fund
Actual	$ 1,000.00	$ 1,069.70	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.45	$ 2.55

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.65%
Class T	.75%
Class B	1.40%
Class C	1.50%
Institutional Class	.50%
Fidelity Inflation-Protected Bond Fund	.50%

Semiannual Report

Investment Changes

Coupon Distribution as of October 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
1 - 1.99%	11.9	28.3
2 - 2.99%	27.4	10.8
3 - 3.99%	48.6	56.1
4 - 4.99%	8.9	0.2
5% and over	0.6	1.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of October 31, 2004
6 months ago
Years	9.7	9.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2004
6 months ago
Years	5.6	5.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2004*		As of April 30, 2004**
	Corporate Bonds 0.3%		Corporate Bonds 0.4%
	U.S. Government and U.S. Government Agency Obligations 100.1%		U.S. Government and U.S. Government Agency Obligations 97.7%
	Asset-Backed Securities 3.0%		Asset-Backed Securities 3.2%
	CMOs and Other Mortgage Related Securities 1.4%		CMOs and Other Mortgage Related Securities 1.1%
	Short-Term Investments and Net Other Assets*** (4.8)%		Short-Term Investments and Net Other Assets*** (2.4)%
* Foreign investments	0.4%	** Foreign investments	0.2%
* Futures and Swaps	(0.1)%	** Futures and Swaps	0.1%
* Inflation Protected	98.9%	** Inflation Protected	96.2%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed income central fund.

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 98.9%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	$ 119,531,359	$ 125,036,060
3.625% 4/15/28	164,376,883	209,149,615
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13	176,945,125	182,109,985
2% 1/15/14	166,140,720	172,215,088
2% 7/15/14 (a)	90,075,776	93,008,817
3% 7/15/12	225,962,592	252,962,520
3.5% 1/15/11	111,126,331	127,126,408
3.625% 1/15/08 (a)	31,787,216	34,972,378
3.875% 1/15/09	144,433,750	163,864,525
4.25% 1/15/10	120,515,170	141,253,150
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,446,545,930)		1,501,698,546
Fixed-Income Funds - 7.6%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $114,999,996)	1,157,166	115,149,589
Cash Equivalents - 1.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.87%, dated 10/29/04 due 11/1/04) (Cost $24,035,000)	$ 24,038,742	24,035,000
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $1,585,580,926)		1,640,883,135
NET OTHER ASSETS - (8.1)%		(122,504,983)
NET ASSETS - 100%		$ 1,518,378,152
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $24,035,000) (cost $1,585,580,926) - See accompanying schedule		$ 1,640,883,135
Cash		69
Receivable for fund shares sold		3,843,609
Interest receivable		10,664,813
Receivable from investment adviser for expense reductions		183,722
Total assets		1,655,575,348

Liabilities
Payable for investments purchased Regular delivery	$ 7,989,519
Delayed delivery	126,624,897
Payable for fund shares redeemed	1,507,223
Distributions payable	159,281
Accrued management fee	527,479
Distribution fees payable	101,624
Other affiliated payables	238,043
Other payables and accrued expenses	49,130
Total liabilities		137,197,196

Net Assets		$ 1,518,378,152
Net Assets consist of:
Paid in capital		$ 1,445,577,902
Undistributed net investment income		28,698,845
Accumulated undistributed net realized gain (loss) on investments		(11,200,804)
Net unrealized appreciation (depreciation) on investments		55,302,209
Net Assets		$ 1,518,378,152

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,256,102 ÷ 5,338,172 shares)	$ 11.48

Maximum offering price per share (100/95.25 of $11.48)	$ 12.05
Class T: Net Asset Value and redemption price per share ($69,641,020 ÷ 6,064,434 shares)	$ 11.48

Maximum offering price per share (100/96.50 of $11.48)	$ 11.90
Class B: Net Asset Value and offering price per share ($46,957,449 ÷ 4,090,352 shares) A	$ 11.48

Class C: Net Asset Value and offering price per share ($55,781,277 ÷ 4,863,125 shares) A	$ 11.47

Fidelity Inflation-Protected Bond Fund: Net Asset Value, offering price and redemption price per share ($1,214,795,924 ÷ 105,629,716 shares)	$ 11.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($69,946,380 ÷ 6,093,050 shares)	$ 11.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2004 (Unaudited)

Investment Income
Interest		$ 34,370,556

Expenses
Management fee	$ 3,012,212
Transfer agent fees	1,098,656
Distribution fees	548,008
Accounting fees and expenses	275,357
Non-interested trustees' compensation	3,972
Custodian fees and expenses	11,799
Registration fees	79,695
Audit	26,201
Legal	4,214
Miscellaneous	36,736
Total expenses before reductions	5,096,850
Expense reductions	(977,853)	4,118,997
Net investment income		30,251,559
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,541,180
Change in net unrealized appreciation (depreciation) on investment securities		61,190,255
Net gain (loss)		63,731,435
Net increase (decrease) in net assets resulting from operations		$ 93,982,994

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2004 (Unaudited)	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 30,251,559	$ 25,788,372
Net realized gain (loss)	2,541,180	6,675,099
Change in net unrealized appreciation (depreciation)	61,190,255	(13,284,357)
Net increase (decrease) in net assets resulting from operations	93,982,994	19,179,114
Distributions to shareholders from net investment income	(9,393,868)	(11,875,486)
Distributions to shareholders from net realized gain	(14,429,905)	(17,330,008)
Total distributions	(23,823,773)	(29,205,494)
Share transactions - net increase (decrease)	78,101,772	774,198,156
Total increase (decrease) in net assets	148,260,993	764,171,776

Net Assets
Beginning of period	1,370,117,159	605,945,383
End of period (including undistributed net investment income of $28,698,845 and undistributed net investment income of $7,841,154, respectively)	$ 1,518,378,152	$ 1,370,117,159

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.232	.323	.236
Net realized and unrealized gain (loss)	.513	.236 F	.080
Total from investment operations	.745	.559	.316
Distributions from net investment income	(.070)	(.148)	(.106)
Distributions from net realized gain	(.115)	(.261)	(.050)
Total distributions	(.185)	(.409)	(.156)
Net asset value, end of period	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	6.90%	5.20%	3.02%
Ratios to Average Net Assets H
Expenses before expense reductions	.82% A	.84%	.86% A
Expenses net of voluntary waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65% A
Net investment income	4.16% A	2.94%	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,256	$ 31,656	$ 10,403
Portfolio turnover rate	119% A	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.228	.313	.229
Net realized and unrealized gain (loss)	.501	.246 F	.081
Total from investment operations	.729	.559	.310
Distributions from net investment income	(.064)	(.138)	(.100)
Distributions from net realized gain	(.115)	(.261)	(.050)
Total distributions	(.179)	(.399)	(.150)
Net asset value, end of period	$ 11.48	$ 10.93	$ 10.77
Total Return B, C, D	6.75%	5.19%	2.96%
Ratios to Average Net Assets H
Expenses before expense reductions	.90% A	.95%	.99% A
Expenses net of voluntary waivers, if any	.75% A	.75%	.75% A
Expenses net of all reductions	.75% A	.75%	.75% A
Net investment income	4.07% A	2.84%	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,641	$ 44,266	$ 11,274
Portfolio turnover rate	119% A	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.192	.242	.190
Net realized and unrealized gain (loss)	.511	.235 F	.082
Total from investment operations	.703	.477	.272
Distributions from net investment income	(.028)	(.066)	(.062)
Distributions from net realized gain	(.115)	(.261)	(.050)
Total distributions	(.143)	(.327)	(.112)
Net asset value, end of period	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	6.50%	4.41%	2.60%
Ratios to Average Net Assets H
Expenses before expense reductions	1.60% A	1.61%	1.65% A
Expenses net of voluntary waivers, if any	1.40% A	1.40%	1.40% A
Expenses net of all reductions	1.40% A	1.40%	1.40% A
Net investment income	3.42% A	2.20%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,957	$ 38,608	$ 21,426
Portfolio turnover rate	119% A	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income E	.186	.230	.184
Net realized and unrealized gain (loss)	.511	.235 F	.072
Total from investment operations	.697	.465	.256
Distributions from net investment income	(.022)	(.054)	(.056)
Distributions from net realized gain	(.115)	(.261)	(.050)
Total distributions	(.137)	(.315)	(.106)
Net asset value, end of period	$ 11.47	$ 10.91	$ 10.76
Total Return B, C, D	6.45%	4.31%	2.44%
Ratios to Average Net Assets H
Expenses before expense reductions	1.67% A	1.69%	1.73% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50% A
Expenses net of all reductions	1.50% A	1.50%	1.50% A
Net investment income	3.32% A	2.09%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,781	$ 46,876	$ 19,936
Portfolio turnover rate	119% A	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Inflation-Protected Bond Fund

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income D	.243	.341	.358
Net realized and unrealized gain (loss)	.511	.235 E	.653
Total from investment operations	.754	.576	1.011
Distributions from net investment income	(.079)	(.165)	(.171)
Distributions from net realized gain	(.115)	(.261)	(.050)
Total distributions	(.194)	(.426)	(.221)
Net asset value, end of period	$ 11.50	$ 10.94	$ 10.79
Total Return B, C	6.97%	5.35%	10.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.63% A	.67%	.69% A
Expenses net of voluntary waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income	4.32% A	3.09%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,214,796	$ 1,142,388	$ 540,338
Portfolio turnover rate	119% A	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period June 26, 2002 (commencement of operations) to to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income D	.243	.337	.243
Net realized and unrealized gain (loss)	.510	.239 E	.082
Total from investment operations	.753	.576	.325
Distributions from net investment income	(.078)	(.165)	(.115)
Distributions from net realized gain	(.115)	(.261)	(.050)
Total distributions	(.193)	(.426)	(.165)
Net asset value, end of period	$ 11.48	$ 10.92	$ 10.77
Total Return B, C	6.98%	5.36%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.61% A	.67%	.73% A
Expenses net of voluntary waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income	4.32% A	3.10%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,946	$ 66,324	$ 2,569
Portfolio turnover rate	119% A	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period October 2, 2002 (commencement of sale of shares) to to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Inflation-Protected Bond Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 55,460,400
Unrealized depreciation	(426,583)
Net unrealized appreciation (depreciation)	$ 55,033,817
Cost for federal income tax purposes	$ 1,585,849,318

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements - continued

balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 37,120	$ -
Class T	0%	.25%	69,576	23,777
Class B	.65%	.25%	190,247	137,401
Class C	.75%	.25%	251,065	139,762
			$ 548,008	$ 300,940

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 43,663
Class T	13,426
Class B*	36,776
Class C*	17,988
$ 111,853

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Inflation-Protected Bond shares. FIIOC and FSC receive account fees and

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 46,387	.19*
Class T	46,666	.17*
Class B	47,725	.22*
Class C	48,073	.19*
Fidelity Inflation-Protected Bond Fund	865,485	.15*
Institutional Class	44,320	.13*
	$ 1,098,656

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,118,835 for the period.

4. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.65%	$ 40,815
Class T	.75%	41,136
Class B	1.40%	42,519
Class C	1.50%	41,705
Fidelity Inflation-Protected Bond Fund	.50%	771,024
Institutional Class	.50%	38,443
		$ 975,642

In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Inflation-Protected Bond Fund	$ 2,211

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31,	Year ended April 30,
	2004	2004
From net investment income
Class A	$ 310,148	$ 240,750
Class T	319,439	305,177
Class B	104,818	171,388
Class C	99,370	140,325
Fidelity Inflation-Protected Bond Fund	8,071,902	10,787,099
Institutional Class	488,191	230,747
Total	$ 9,393,868	$ 11,875,486
From net realized gain
Class A	$ 417,786	$ 374,434
Class T	495,876	468,380
Class B	419,608	642,984
Class C	502,939	621,612
Fidelity Inflation-Protected Bond Fund	11,886,153	15,131,919
Institutional Class	707,543	90,679
Total	$ 14,429,905	$ 17,330,008

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2004	Year ended April 30, 2004	Six months ended October 31, 2004	Year ended April 30, 2004
Class A
Shares sold	3,024,078	2,898,529	$ 33,593,948	$ 32,226,130
Reinvestment of distributions	55,864	44,484	617,014	492,340
Shares redeemed	(640,068)	(1,010,562)	(7,106,137)	(11,219,569)
Net increase (decrease)	2,439,874	1,932,451	$ 27,104,825	$ 21,498,901
Class T
Shares sold	2,631,337	4,305,956	$ 29,363,082	$ 47,873,322
Reinvestment of distributions	69,017	65,214	761,472	722,007
Shares redeemed	(687,262)	(1,366,327)	(7,641,158)	(15,080,888)
Net increase (decrease)	2,013,092	3,004,843	$ 22,483,396	$ 33,514,441
Class B
Shares sold	953,696	2,136,200	$ 10,638,677	$ 23,697,544
Reinvestment of distributions	40,447	62,767	443,608	694,855
Shares redeemed	(438,375)	(653,518)	(4,851,732)	(7,208,167)
Net increase (decrease)	555,768	1,545,449	$ 6,230,553	$ 17,184,232
Class C
Shares sold	1,194,225	3,453,034	$ 13,328,491	$ 38,377,757
Reinvestment of distributions	43,739	56,600	478,810	626,110
Shares redeemed	(669,953)	(1,066,827)	(7,409,165)	(11,738,667)
Net increase (decrease)	568,011	2,442,807	$ 6,398,136	$ 27,265,200
Fidelity Inflation-Protected Bond Fund
Shares sold	23,425,528	92,431,459	$ 261,792,068	$ 1,029,231,226
Reinvestment of distributions	1,721,394	2,230,784	19,021,565	24,741,917
Shares redeemed	(23,920,881)	(40,349,290)	(265,058,433)	(444,382,811)
Net increase (decrease)	1,226,041	54,312,953	$ 15,755,200	$ 609,590,332
Institutional Class
Shares sold	1,025,663	6,179,251	$ 11,414,494	$ 69,007,458
Reinvestment of distributions	11,553	12,111	127,664	134,030
Shares redeemed	(1,016,244)	(357,787)	(11,412,496)	(3,996,438)
Net increase (decrease)	20,972	5,833,575	$ 129,662	$ 65,145,050

Semiannual Report

Distributions

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay on December 13, 2004, to shareholders of record at the opening of business on December 10, 2004, a distribution of $0.22 per share derived from capital gains realized from sales of portfolio securities.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IFB-USAN-1204
1.784854.101

Fidelity Advisor

Inflation-Protected Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity ® Inflation-Protected Bond Fund

Contents

Chairman's Message	4	Ned Johnson's message to shareholders.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	7	A summary of major shifts in the fund's investments over the past six months.
Investments	8	A complete list of the fund's investments with their market values.
Financial Statements	9	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	19	Notes to the financial statements.
Distributions	26

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Class A
Actual	$ 1,000.00	$ 1,069.00	$ 3.39
HypotheticalA	$ 1,000.00	$ 1,021.68	$ 3.32
Class T
Actual	$ 1,000.00	$ 1,067.50	$ 3.91
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 3.83
	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Class B
Actual	$ 1,000.00	$ 1,065.00	$ 7.29
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.15
Class C
Actual	$ 1,000.00	$ 1,064.50	$ 7.81
HypotheticalA	$ 1,000.00	$ 1,017.34	$ 7.66
Institutional Class
Actual	$ 1,000.00	$ 1,069.80	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.45	$ 2.55
Fidelity Inflation-Protected Bond Fund
Actual	$ 1,000.00	$ 1,069.70	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.45	$ 2.55

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.65%
Class T	.75%
Class B	1.40%
Class C	1.50%
Institutional Class	.50%
Fidelity Inflation-Protected Bond Fund	.50%

Semiannual Report

Investment Changes

Coupon Distribution as of October 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
1 - 1.99%	11.9	28.3
2 - 2.99%	27.4	10.8
3 - 3.99%	48.6	56.1
4 - 4.99%	8.9	0.2
5% and over	0.6	1.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of October 31, 2004
6 months ago
Years	9.7	9.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2004
6 months ago
Years	5.6	5.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2004*		As of April 30, 2004**
	Corporate Bonds 0.3%		Corporate Bonds 0.4%
	U.S. Government and U.S. Government Agency Obligations 100.1%		U.S. Government and U.S. Government Agency Obligations 97.7%
	Asset-Backed Securities 3.0%		Asset-Backed Securities 3.2%
	CMOs and Other Mortgage Related Securities 1.4%		CMOs and Other Mortgage Related Securities 1.1%
	Short-Term Investments and Net Other Assets*** (4.8)%		Short-Term Investments and Net Other Assets*** (2.4)%
* Foreign investments	0.4%	** Foreign investments	0.2%
* Futures and Swaps	(0.1)%	** Futures and Swaps	0.1%
* Inflation Protected	98.9%	** Inflation Protected	96.2%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed income central fund.

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 98.9%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	$ 119,531,359	$ 125,036,060
3.625% 4/15/28	164,376,883	209,149,615
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13	176,945,125	182,109,985
2% 1/15/14	166,140,720	172,215,088
2% 7/15/14 (a)	90,075,776	93,008,817
3% 7/15/12	225,962,592	252,962,520
3.5% 1/15/11	111,126,331	127,126,408
3.625% 1/15/08 (a)	31,787,216	34,972,378
3.875% 1/15/09	144,433,750	163,864,525
4.25% 1/15/10	120,515,170	141,253,150
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,446,545,930)		1,501,698,546
Fixed-Income Funds - 7.6%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $114,999,996)	1,157,166	115,149,589
Cash Equivalents - 1.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.87%, dated 10/29/04 due 11/1/04) (Cost $24,035,000)	$ 24,038,742	24,035,000
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $1,585,580,926)		1,640,883,135
NET OTHER ASSETS - (8.1)%		(122,504,983)
NET ASSETS - 100%		$ 1,518,378,152
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $24,035,000) (cost $1,585,580,926) - See accompanying schedule		$ 1,640,883,135
Cash		69
Receivable for fund shares sold		3,843,609
Interest receivable		10,664,813
Receivable from investment adviser for expense reductions		183,722
Total assets		1,655,575,348

Liabilities
Payable for investments purchased Regular delivery	$ 7,989,519
Delayed delivery	126,624,897
Payable for fund shares redeemed	1,507,223
Distributions payable	159,281
Accrued management fee	527,479
Distribution fees payable	101,624
Other affiliated payables	238,043
Other payables and accrued expenses	49,130
Total liabilities		137,197,196

Net Assets		$ 1,518,378,152
Net Assets consist of:
Paid in capital		$ 1,445,577,902
Undistributed net investment income		28,698,845
Accumulated undistributed net realized gain (loss) on investments		(11,200,804)
Net unrealized appreciation (depreciation) on investments		55,302,209
Net Assets		$ 1,518,378,152

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,256,102 ÷ 5,338,172 shares)	$ 11.48

Maximum offering price per share (100/95.25 of $11.48)	$ 12.05
Class T: Net Asset Value and redemption price per share ($69,641,020 ÷ 6,064,434 shares)	$ 11.48

Maximum offering price per share (100/96.50 of $11.48)	$ 11.90
Class B: Net Asset Value and offering price per share ($46,957,449 ÷ 4,090,352 shares) A	$ 11.48

Class C: Net Asset Value and offering price per share ($55,781,277 ÷ 4,863,125 shares) A	$ 11.47

Fidelity Inflation-Protected Bond Fund: Net Asset Value, offering price and redemption price per share ($1,214,795,924 ÷ 105,629,716 shares)	$ 11.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($69,946,380 ÷ 6,093,050 shares)	$ 11.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2004 (Unaudited)

Investment Income
Interest		$ 34,370,556

Expenses
Management fee	$ 3,012,212
Transfer agent fees	1,098,656
Distribution fees	548,008
Accounting fees and expenses	275,357
Non-interested trustees' compensation	3,972
Custodian fees and expenses	11,799
Registration fees	79,695
Audit	26,201
Legal	4,214
Miscellaneous	36,736
Total expenses before reductions	5,096,850
Expense reductions	(977,853)	4,118,997
Net investment income		30,251,559
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,541,180
Change in net unrealized appreciation (depreciation) on investment securities		61,190,255
Net gain (loss)		63,731,435
Net increase (decrease) in net assets resulting from operations		$ 93,982,994

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2004 (Unaudited)	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 30,251,559	$ 25,788,372
Net realized gain (loss)	2,541,180	6,675,099
Change in net unrealized appreciation (depreciation)	61,190,255	(13,284,357)
Net increase (decrease) in net assets resulting from operations	93,982,994	19,179,114
Distributions to shareholders from net investment income	(9,393,868)	(11,875,486)
Distributions to shareholders from net realized gain	(14,429,905)	(17,330,008)
Total distributions	(23,823,773)	(29,205,494)
Share transactions - net increase (decrease)	78,101,772	774,198,156
Total increase (decrease) in net assets	148,260,993	764,171,776

Net Assets
Beginning of period	1,370,117,159	605,945,383
End of period (including undistributed net investment income of $28,698,845 and undistributed net investment income of $7,841,154, respectively)	$ 1,518,378,152	$ 1,370,117,159

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.232	.323	.236
Net realized and unrealized gain (loss)	.513	.236 F	.080
Total from investment operations	.745	.559	.316
Distributions from net investment income	(.070)	(.148)	(.106)
Distributions from net realized gain	(.115)	(.261)	(.050)
Total distributions	(.185)	(.409)	(.156)
Net asset value, end of period	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	6.90%	5.20%	3.02%
Ratios to Average Net Assets H
Expenses before expense reductions	.82% A	.84%	.86% A
Expenses net of voluntary waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65% A
Net investment income	4.16% A	2.94%	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,256	$ 31,656	$ 10,403
Portfolio turnover rate	119% A	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.228	.313	.229
Net realized and unrealized gain (loss)	.501	.246 F	.081
Total from investment operations	.729	.559	.310
Distributions from net investment income	(.064)	(.138)	(.100)
Distributions from net realized gain	(.115)	(.261)	(.050)
Total distributions	(.179)	(.399)	(.150)
Net asset value, end of period	$ 11.48	$ 10.93	$ 10.77
Total Return B, C, D	6.75%	5.19%	2.96%
Ratios to Average Net Assets H
Expenses before expense reductions	.90% A	.95%	.99% A
Expenses net of voluntary waivers, if any	.75% A	.75%	.75% A
Expenses net of all reductions	.75% A	.75%	.75% A
Net investment income	4.07% A	2.84%	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,641	$ 44,266	$ 11,274
Portfolio turnover rate	119% A	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.192	.242	.190
Net realized and unrealized gain (loss)	.511	.235 F	.082
Total from investment operations	.703	.477	.272
Distributions from net investment income	(.028)	(.066)	(.062)
Distributions from net realized gain	(.115)	(.261)	(.050)
Total distributions	(.143)	(.327)	(.112)
Net asset value, end of period	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	6.50%	4.41%	2.60%
Ratios to Average Net Assets H
Expenses before expense reductions	1.60% A	1.61%	1.65% A
Expenses net of voluntary waivers, if any	1.40% A	1.40%	1.40% A
Expenses net of all reductions	1.40% A	1.40%	1.40% A
Net investment income	3.42% A	2.20%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,957	$ 38,608	$ 21,426
Portfolio turnover rate	119% A	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income E	.186	.230	.184
Net realized and unrealized gain (loss)	.511	.235 F	.072
Total from investment operations	.697	.465	.256
Distributions from net investment income	(.022)	(.054)	(.056)
Distributions from net realized gain	(.115)	(.261)	(.050)
Total distributions	(.137)	(.315)	(.106)
Net asset value, end of period	$ 11.47	$ 10.91	$ 10.76
Total Return B, C, D	6.45%	4.31%	2.44%
Ratios to Average Net Assets H
Expenses before expense reductions	1.67% A	1.69%	1.73% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50% A
Expenses net of all reductions	1.50% A	1.50%	1.50% A
Net investment income	3.32% A	2.09%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,781	$ 46,876	$ 19,936
Portfolio turnover rate	119% A	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Inflation-Protected Bond Fund

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income D	.243	.341	.358
Net realized and unrealized gain (loss)	.511	.235 E	.653
Total from investment operations	.754	.576	1.011
Distributions from net investment income	(.079)	(.165)	(.171)
Distributions from net realized gain	(.115)	(.261)	(.050)
Total distributions	(.194)	(.426)	(.221)
Net asset value, end of period	$ 11.50	$ 10.94	$ 10.79
Total Return B, C	6.97%	5.35%	10.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.63% A	.67%	.69% A
Expenses net of voluntary waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income	4.32% A	3.09%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,214,796	$ 1,142,388	$ 540,338
Portfolio turnover rate	119% A	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period June 26, 2002 (commencement of operations) to to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income D	.243	.337	.243
Net realized and unrealized gain (loss)	.510	.239 E	.082
Total from investment operations	.753	.576	.325
Distributions from net investment income	(.078)	(.165)	(.115)
Distributions from net realized gain	(.115)	(.261)	(.050)
Total distributions	(.193)	(.426)	(.165)
Net asset value, end of period	$ 11.48	$ 10.92	$ 10.77
Total Return B, C	6.98%	5.36%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.61% A	.67%	.73% A
Expenses net of voluntary waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income	4.32% A	3.10%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,946	$ 66,324	$ 2,569
Portfolio turnover rate	119% A	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period October 2, 2002 (commencement of sale of shares) to to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Inflation-Protected Bond Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 55,460,400
Unrealized depreciation	(426,583)
Net unrealized appreciation (depreciation)	$ 55,033,817
Cost for federal income tax purposes	$ 1,585,849,318

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements - continued

balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 37,120	$ -
Class T	0%	.25%	69,576	23,777
Class B	.65%	.25%	190,247	137,401
Class C	.75%	.25%	251,065	139,762
			$ 548,008	$ 300,940

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 43,663
Class T	13,426
Class B*	36,776
Class C*	17,988
$ 111,853

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Inflation-Protected Bond shares. FIIOC and FSC receive account fees and

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 46,387	.19*
Class T	46,666	.17*
Class B	47,725	.22*
Class C	48,073	.19*
Fidelity Inflation-Protected Bond Fund	865,485	.15*
Institutional Class	44,320	.13*
	$ 1,098,656

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,118,835 for the period.

4. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.65%	$ 40,815
Class T	.75%	41,136
Class B	1.40%	42,519
Class C	1.50%	41,705
Fidelity Inflation-Protected Bond Fund	.50%	771,024
Institutional Class	.50%	38,443
		$ 975,642

In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Inflation-Protected Bond Fund	$ 2,211

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31,	Year ended April 30,
	2004	2004
From net investment income
Class A	$ 310,148	$ 240,750
Class T	319,439	305,177
Class B	104,818	171,388
Class C	99,370	140,325
Fidelity Inflation-Protected Bond Fund	8,071,902	10,787,099
Institutional Class	488,191	230,747
Total	$ 9,393,868	$ 11,875,486
From net realized gain
Class A	$ 417,786	$ 374,434
Class T	495,876	468,380
Class B	419,608	642,984
Class C	502,939	621,612
Fidelity Inflation-Protected Bond Fund	11,886,153	15,131,919
Institutional Class	707,543	90,679
Total	$ 14,429,905	$ 17,330,008

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2004	Year ended April 30, 2004	Six months ended October 31, 2004	Year ended April 30, 2004
Class A
Shares sold	3,024,078	2,898,529	$ 33,593,948	$ 32,226,130
Reinvestment of distributions	55,864	44,484	617,014	492,340
Shares redeemed	(640,068)	(1,010,562)	(7,106,137)	(11,219,569)
Net increase (decrease)	2,439,874	1,932,451	$ 27,104,825	$ 21,498,901
Class T
Shares sold	2,631,337	4,305,956	$ 29,363,082	$ 47,873,322
Reinvestment of distributions	69,017	65,214	761,472	722,007
Shares redeemed	(687,262)	(1,366,327)	(7,641,158)	(15,080,888)
Net increase (decrease)	2,013,092	3,004,843	$ 22,483,396	$ 33,514,441
Class B
Shares sold	953,696	2,136,200	$ 10,638,677	$ 23,697,544
Reinvestment of distributions	40,447	62,767	443,608	694,855
Shares redeemed	(438,375)	(653,518)	(4,851,732)	(7,208,167)
Net increase (decrease)	555,768	1,545,449	$ 6,230,553	$ 17,184,232
Class C
Shares sold	1,194,225	3,453,034	$ 13,328,491	$ 38,377,757
Reinvestment of distributions	43,739	56,600	478,810	626,110
Shares redeemed	(669,953)	(1,066,827)	(7,409,165)	(11,738,667)
Net increase (decrease)	568,011	2,442,807	$ 6,398,136	$ 27,265,200
Fidelity Inflation-Protected Bond Fund
Shares sold	23,425,528	92,431,459	$ 261,792,068	$ 1,029,231,226
Reinvestment of distributions	1,721,394	2,230,784	19,021,565	24,741,917
Shares redeemed	(23,920,881)	(40,349,290)	(265,058,433)	(444,382,811)
Net increase (decrease)	1,226,041	54,312,953	$ 15,755,200	$ 609,590,332
Institutional Class
Shares sold	1,025,663	6,179,251	$ 11,414,494	$ 69,007,458
Reinvestment of distributions	11,553	12,111	127,664	134,030
Shares redeemed	(1,016,244)	(357,787)	(11,412,496)	(3,996,438)
Net increase (decrease)	20,972	5,833,575	$ 129,662	$ 65,145,050

Semiannual Report

Distributions

The Board of Trustees of Fidelity Advisor Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	12/13/04	12/10/04	$0.22
Class T	12/13/04	12/10/04	$0.22
Class B	12/13/04	12/10/04	$0.22
Class C	12/13/04	12/10/04	$0.22

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AIFB-USAN-1204
1.784855.101

Fidelity Advisor

Inflation-Protected Bond

Fund - Institutional Class

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity® Inflation-Protected Bond Fund

Contents

Chairman's Message	4	Ned Johnson's message to shareholders.
Shareholder Expense Example	5	An example of shareholder expenses.
Investment Changes	7	A summary of major shifts in the fund's investments over the past six months.
Investments	8	A complete list of the fund's investments with their market values.
Financial Statements	9	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	19	Notes to the financial statements.
Distributions	26

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Class A
Actual	$ 1,000.00	$ 1,069.00	$ 3.39
HypotheticalA	$ 1,000.00	$ 1,021.68	$ 3.32
Class T
Actual	$ 1,000.00	$ 1,067.50	$ 3.91
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 3.83
	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Class B
Actual	$ 1,000.00	$ 1,065.00	$ 7.29
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.15
Class C
Actual	$ 1,000.00	$ 1,064.50	$ 7.81
HypotheticalA	$ 1,000.00	$ 1,017.34	$ 7.66
Institutional Class
Actual	$ 1,000.00	$ 1,069.80	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.45	$ 2.55
Fidelity Inflation-Protected Bond Fund
Actual	$ 1,000.00	$ 1,069.70	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.45	$ 2.55

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.65%
Class T	.75%
Class B	1.40%
Class C	1.50%
Institutional Class	.50%
Fidelity Inflation-Protected Bond Fund	.50%

Semiannual Report

Investment Changes

Coupon Distribution as of October 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
1 - 1.99%	11.9	28.3
2 - 2.99%	27.4	10.8
3 - 3.99%	48.6	56.1
4 - 4.99%	8.9	0.2
5% and over	0.6	1.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of October 31, 2004
6 months ago
Years	9.7	9.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2004
6 months ago
Years	5.6	5.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2004*		As of April 30, 2004**
	Corporate Bonds 0.3%		Corporate Bonds 0.4%
	U.S. Government and U.S. Government Agency Obligations 100.1%		U.S. Government and U.S. Government Agency Obligations 97.7%
	Asset-Backed Securities 3.0%		Asset-Backed Securities 3.2%
	CMOs and Other Mortgage Related Securities 1.4%		CMOs and Other Mortgage Related Securities 1.1%
	Short-Term Investments and Net Other Assets*** (4.8)%		Short-Term Investments and Net Other Assets*** (2.4)%
* Foreign investments	0.4%	** Foreign investments	0.2%
* Futures and Swaps	(0.1)%	** Futures and Swaps	0.1%
* Inflation Protected	98.9%	** Inflation Protected	96.2%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed income central fund.

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 98.9%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	$ 119,531,359	$ 125,036,060
3.625% 4/15/28	164,376,883	209,149,615
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13	176,945,125	182,109,985
2% 1/15/14	166,140,720	172,215,088
2% 7/15/14 (a)	90,075,776	93,008,817
3% 7/15/12	225,962,592	252,962,520
3.5% 1/15/11	111,126,331	127,126,408
3.625% 1/15/08 (a)	31,787,216	34,972,378
3.875% 1/15/09	144,433,750	163,864,525
4.25% 1/15/10	120,515,170	141,253,150
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,446,545,930)		1,501,698,546
Fixed-Income Funds - 7.6%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $114,999,996)	1,157,166	115,149,589
Cash Equivalents - 1.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.87%, dated 10/29/04 due 11/1/04) (Cost $24,035,000)	$ 24,038,742	24,035,000
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $1,585,580,926)		1,640,883,135
NET OTHER ASSETS - (8.1)%		(122,504,983)
NET ASSETS - 100%		$ 1,518,378,152
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $24,035,000) (cost $1,585,580,926) - See accompanying schedule		$ 1,640,883,135
Cash		69
Receivable for fund shares sold		3,843,609
Interest receivable		10,664,813
Receivable from investment adviser for expense reductions		183,722
Total assets		1,655,575,348

Liabilities
Payable for investments purchased Regular delivery	$ 7,989,519
Delayed delivery	126,624,897
Payable for fund shares redeemed	1,507,223
Distributions payable	159,281
Accrued management fee	527,479
Distribution fees payable	101,624
Other affiliated payables	238,043
Other payables and accrued expenses	49,130
Total liabilities		137,197,196

Net Assets		$ 1,518,378,152
Net Assets consist of:
Paid in capital		$ 1,445,577,902
Undistributed net investment income		28,698,845
Accumulated undistributed net realized gain (loss) on investments		(11,200,804)
Net unrealized appreciation (depreciation) on investments		55,302,209
Net Assets		$ 1,518,378,152

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2004 (U0naudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,256,102 ÷ 5,338,172 shares)	$ 11.48

Maximum offering price per share (100/95.25 of $11.48)	$ 12.05
Class T: Net Asset Value and redemption price per share ($69,641,020 ÷ 6,064,434 shares)	$ 11.48

Maximum offering price per share (100/96.50 of $11.48)	$ 11.90
Class B: Net Asset Value and offering price per share ($46,957,449 ÷ 4,090,352 shares) A	$ 11.48

Class C: Net Asset Value and offering price per share ($55,781,277 ÷ 4,863,125 shares) A	$ 11.47

Fidelity Inflation-Protected Bond Fund: Net Asset Value, offering price and redemption price per share ($1,214,795,924 ÷ 105,629,716 shares)	$ 11.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($69,946,380 ÷ 6,093,050 shares)	$ 11.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2004 (Unaudited)

Investment Income
Interest		$ 34,370,556

Expenses
Management fee	$ 3,012,212
Transfer agent fees	1,098,656
Distribution fees	548,008
Accounting fees and expenses	275,357
Non-interested trustees' compensation	3,972
Custodian fees and expenses	11,799
Registration fees	79,695
Audit	26,201
Legal	4,214
Miscellaneous	36,736
Total expenses before reductions	5,096,850
Expense reductions	(977,853)	4,118,997
Net investment income		30,251,559
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,541,180
Change in net unrealized appreciation (depreciation) on investment securities		61,190,255
Net gain (loss)		63,731,435
Net increase (decrease) in net assets resulting from operations		$ 93,982,994

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2004 (Unaudited)	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 30,251,559	$ 25,788,372
Net realized gain (loss)	2,541,180	6,675,099
Change in net unrealized appreciation (depreciation)	61,190,255	(13,284,357)
Net increase (decrease) in net assets resulting from operations	93,982,994	19,179,114
Distributions to shareholders from net investment income	(9,393,868)	(11,875,486)
Distributions to shareholders from net realized gain	(14,429,905)	(17,330,008)
Total distributions	(23,823,773)	(29,205,494)
Share transactions - net increase (decrease)	78,101,772	774,198,156
Total increase (decrease) in net assets	148,260,993	764,171,776

Net Assets
Beginning of period	1,370,117,159	605,945,383
End of period (including undistributed net investment income of $28,698,845 and undistributed net investment income of $7,841,154, respectively)	$ 1,518,378,152	$ 1,370,117,159

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.232	.323	.236
Net realized and unrealized gain (loss)	.513	.236 F	.080
Total from investment operations	.745	.559	.316
Distributions from net investment income	(.070)	(.148)	(.106)
Distributions from net realized gain	(.115)	(.261)	(.050)
Total distributions	(.185)	(.409)	(.156)
Net asset value, end of period	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	6.90%	5.20%	3.02%
Ratios to Average Net Assets H
Expenses before expense reductions	.82% A	.84%	.86% A
Expenses net of voluntary waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65% A
Net investment income	4.16% A	2.94%	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,256	$ 31,656	$ 10,403
Portfolio turnover rate	119% A	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.228	.313	.229
Net realized and unrealized gain (loss)	.501	.246 F	.081
Total from investment operations	.729	.559	.310
Distributions from net investment income	(.064)	(.138)	(.100)
Distributions from net realized gain	(.115)	(.261)	(.050)
Total distributions	(.179)	(.399)	(.150)
Net asset value, end of period	$ 11.48	$ 10.93	$ 10.77
Total Return B, C, D	6.75%	5.19%	2.96%
Ratios to Average Net Assets H
Expenses before expense reductions	.90% A	.95%	.99% A
Expenses net of voluntary waivers, if any	.75% A	.75%	.75% A
Expenses net of all reductions	.75% A	.75%	.75% A
Net investment income	4.07% A	2.84%	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,641	$ 44,266	$ 11,274
Portfolio turnover rate	119% A	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.192	.242	.190
Net realized and unrealized gain (loss)	.511	.235 F	.082
Total from investment operations	.703	.477	.272
Distributions from net investment income	(.028)	(.066)	(.062)
Distributions from net realized gain	(.115)	(.261)	(.050)
Total distributions	(.143)	(.327)	(.112)
Net asset value, end of period	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	6.50%	4.41%	2.60%
Ratios to Average Net Assets H
Expenses before expense reductions	1.60% A	1.61%	1.65% A
Expenses net of voluntary waivers, if any	1.40% A	1.40%	1.40% A
Expenses net of all reductions	1.40% A	1.40%	1.40% A
Net investment income	3.42% A	2.20%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,957	$ 38,608	$ 21,426
Portfolio turnover rate	119% A	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income E	.186	.230	.184
Net realized and unrealized gain (loss)	.511	.235 F	.072
Total from investment operations	.697	.465	.256
Distributions from net investment income	(.022)	(.054)	(.056)
Distributions from net realized gain	(.115)	(.261)	(.050)
Total distributions	(.137)	(.315)	(.106)
Net asset value, end of period	$ 11.47	$ 10.91	$ 10.76
Total Return B, C, D	6.45%	4.31%	2.44%
Ratios to Average Net Assets H
Expenses before expense reductions	1.67% A	1.69%	1.73% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50% A
Expenses net of all reductions	1.50% A	1.50%	1.50% A
Net investment income	3.32% A	2.09%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,781	$ 46,876	$ 19,936
Portfolio turnover rate	119% A	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period October 2, 2002 (commencement of sale of shares) to to April 30, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Inflation-Protected Bond Fund

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income D	.243	.341	.358
Net realized and unrealized gain (loss)	.511	.235 E	.653
Total from investment operations	.754	.576	1.011
Distributions from net investment income	(.079)	(.165)	(.171)
Distributions from net realized gain	(.115)	(.261)	(.050)
Total distributions	(.194)	(.426)	(.221)
Net asset value, end of period	$ 11.50	$ 10.94	$ 10.79
Total Return B, C	6.97%	5.35%	10.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.63% A	.67%	.69% A
Expenses net of voluntary waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income	4.32% A	3.09%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,214,796	$ 1,142,388	$ 540,338
Portfolio turnover rate	119% A	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period June 26, 2002 (commencement of operations) to to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income D	.243	.337	.243
Net realized and unrealized gain (loss)	.510	.239 E	.082
Total from investment operations	.753	.576	.325
Distributions from net investment income	(.078)	(.165)	(.115)
Distributions from net realized gain	(.115)	(.261)	(.050)
Total distributions	(.193)	(.426)	(.165)
Net asset value, end of period	$ 11.48	$ 10.92	$ 10.77
Total Return B, C	6.98%	5.36%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.61% A	.67%	.73% A
Expenses net of voluntary waivers, if any	.50% A	.50%	.50% A
Expenses net of all reductions	.50% A	.50%	.50% A
Net investment income	4.32% A	3.10%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,946	$ 66,324	$ 2,569
Portfolio turnover rate	119% A	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period October 2, 2002 (commencement of sale of shares) to to April 30, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Inflation-Protected Bond Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 55,460,400
Unrealized depreciation	(426,583)
Net unrealized appreciation (depreciation)	$ 55,033,817
Cost for federal income tax purposes	$ 1,585,849,318

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements - continued

balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 37,120	$ -
Class T	0%	.25%	69,576	23,777
Class B	.65%	.25%	190,247	137,401
Class C	.75%	.25%	251,065	139,762
			$ 548,008	$ 300,940

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 43,663
Class T	13,426
Class B*	36,776
Class C*	17,988
$ 111,853

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Inflation-Protected Bond shares. FIIOC and FSC receive account fees and

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 46,387	.19*
Class T	46,666	.17*
Class B	47,725	.22*
Class C	48,073	.19*
Fidelity Inflation-Protected Bond Fund	865,485	.15*
Institutional Class	44,320	.13*
	$ 1,098,656

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,118,835 for the period.

4. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.65%	$ 40,815
Class T	.75%	41,136
Class B	1.40%	42,519
Class C	1.50%	41,705
Fidelity Inflation-Protected Bond Fund	.50%	771,024
Institutional Class	.50%	38,443
		$ 975,642

In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Inflation-Protected Bond Fund	$ 2,211

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31,	Year ended April 30,
	2004	2004
From net investment income
Class A	$ 310,148	$ 240,750
Class T	319,439	305,177
Class B	104,818	171,388
Class C	99,370	140,325
Fidelity Inflation-Protected Bond Fund	8,071,902	10,787,099
Institutional Class	488,191	230,747
Total	$ 9,393,868	$ 11,875,486
From net realized gain
Class A	$ 417,786	$ 374,434
Class T	495,876	468,380
Class B	419,608	642,984
Class C	502,939	621,612
Fidelity Inflation-Protected Bond Fund	11,886,153	15,131,919
Institutional Class	707,543	90,679
Total	$ 14,429,905	$ 17,330,008

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2004	Year ended April 30, 2004	Six months ended October 31, 2004	Year ended April 30, 2004
Class A
Shares sold	3,024,078	2,898,529	$ 33,593,948	$ 32,226,130
Reinvestment of distributions	55,864	44,484	617,014	492,340
Shares redeemed	(640,068)	(1,010,562)	(7,106,137)	(11,219,569)
Net increase (decrease)	2,439,874	1,932,451	$ 27,104,825	$ 21,498,901
Class T
Shares sold	2,631,337	4,305,956	$ 29,363,082	$ 47,873,322
Reinvestment of distributions	69,017	65,214	761,472	722,007
Shares redeemed	(687,262)	(1,366,327)	(7,641,158)	(15,080,888)
Net increase (decrease)	2,013,092	3,004,843	$ 22,483,396	$ 33,514,441
Class B
Shares sold	953,696	2,136,200	$ 10,638,677	$ 23,697,544
Reinvestment of distributions	40,447	62,767	443,608	694,855
Shares redeemed	(438,375)	(653,518)	(4,851,732)	(7,208,167)
Net increase (decrease)	555,768	1,545,449	$ 6,230,553	$ 17,184,232
Class C
Shares sold	1,194,225	3,453,034	$ 13,328,491	$ 38,377,757
Reinvestment of distributions	43,739	56,600	478,810	626,110
Shares redeemed	(669,953)	(1,066,827)	(7,409,165)	(11,738,667)
Net increase (decrease)	568,011	2,442,807	$ 6,398,136	$ 27,265,200
Fidelity Inflation-Protected Bond Fund
Shares sold	23,425,528	92,431,459	$ 261,792,068	$ 1,029,231,226
Reinvestment of distributions	1,721,394	2,230,784	19,021,565	24,741,917
Shares redeemed	(23,920,881)	(40,349,290)	(265,058,433)	(444,382,811)
Net increase (decrease)	1,226,041	54,312,953	$ 15,755,200	$ 609,590,332
Institutional Class
Shares sold	1,025,663	6,179,251	$ 11,414,494	$ 69,007,458
Reinvestment of distributions	11,553	12,111	127,664	134,030
Shares redeemed	(1,016,244)	(357,787)	(11,412,496)	(3,996,438)
Net increase (decrease)	20,972	5,833,575	$ 129,662	$ 65,145,050

Semiannual Report

Distributions

The Board of Trustees of Fidelity Advisor Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	12/13/04	12/10/04	$0.22

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AIFBI-USAN-1204
1.784856.101

Fidelity®

High Income

Fund

Semiannual Report

October 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's website at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 to October 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2004	Expenses Paid During Period* May 1, 2004 to October 31, 2004
Actual	$ 1,000.00	$ 1,050.40	$ 3.98
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.07	$ 3.93

* Expenses are equal to the Fund's annualized expense ratio of .77%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Holdings as of October 31, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CMS Energy Corp.	2.6	2.9
AES Corp.	2.5	2.6
The Coastal Corp.	1.9	1.9
Georgia-Pacific Corp.	1.9	1.9
Nextel Communications, Inc.	1.7	2.4
	10.6
Top Five Market Sectors as of October 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Electric Utilities	10.4	10.7
Energy	7.9	9.3
Telecommunications	7.3	10.5
Cable TV	6.8	8.0
Technology	5.5	4.2
Quality Diversification (% of fund's net assets)
As of October 31, 2004	As of April 30, 2004
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 1.1%	BBB 0.5%
BB 24.3%	BB 22.5%
B 48.9%	B 49.5%
CCC,CC,C 9.3%	CCC,CC,C 12.2%
Not Rated 4.6%	Not Rated 6.7%
Equities 2.0%	Equities 2.7%
Short-Term Investments and Net Other Assets 9.8%	Short-Term Investments and Net Other Assets 5.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2004*		As of April 30, 2004**
	Nonconvertible Bonds 81.0%		Nonconvertible Bonds 84.3%
	Convertible Bonds, Preferred Stocks 0.6%		Convertible Bonds, Preferred Stocks 1.4%
	Common Stocks 1.5%		Common Stocks 1.5%
	Other Investments 7.1%		Other Investments 6.9%
	Short-Term Investments and Net Other Assets 9.8%		Short-Term Investments and Net Other Assets 5.9%
* Foreign investments	11.7%	** Foreign investments	8.6%

Semiannual Report

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 81.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.1%
Technology - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	$ 5,000	$ 2,775
Nonconvertible Bonds - 81.0%
Aerospace - 1.3%
BE Aerospace, Inc.:
8% 3/1/08	7,125	7,125
8.875% 5/1/11	6,625	6,989
9.5% 11/1/08	12,745	13,191
L-3 Communications Corp. 6.125% 1/15/14	5,930	6,108
Standard Aero Holdings, Inc. 8.25% 9/1/14 (e)	5,000	5,275
		38,688
Air Transportation - 4.4%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	11,300	10,114
7.377% 5/23/19	9,743	5,261
7.379% 5/23/16	8,975	4,847
7.8% 4/1/08	2,010	1,688
8.608% 10/1/12	9,395	7,939
10.18% 1/2/13	4,239	2,374
10.32% 7/30/14 (e)	3,994	2,796
AMR Corp.:
9% 9/15/16	3,970	2,283
9.17% 1/30/12	860	477
10.13% 6/15/11	860	477
10.45% 11/15/11	2,595	1,440
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	483	381
6.748% 9/15/18	3,369	2,560
6.795% 2/2/20	2,077	1,641
6.8% 7/2/07	297	232
6.9% 1/2/18	1,239	1,202
6.9% 7/2/18	7,466	5,599
6.954% 2/2/11	2,786	2,034
7.373% 12/15/15	4,271	3,246
7.568% 12/1/06	8,015	5,691
7.73% 9/15/12	1,647	1,120
8.307% 10/2/19	309	235
8.312% 10/2/12	3,212	2,248
8.321% 11/1/06	2,305	2,144
8.388% 5/1/22	8,851	6,417
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
8.499% 11/1/12	$ 3,247	$ 2,403
Delta Air Lines, Inc. equipment trust certificates 8.54% 1/2/07	508	289
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	6,425	4,176
7.57% 11/18/10	4,000	3,789
7.711% 9/18/11	9,634	6,358
7.779% 11/18/05	21,131	14,792
7.779% 1/2/12	33,379	16,356
7.92% 5/18/12	7,170	4,732
Northwest Airlines, Inc. 10.5% 4/1/09	542	379
Northwest Airlines, Inc. pass thru trust certificates:
7.626% 4/1/10	7,301	5,476
7.691% 4/1/17	1,206	917
		134,113
Automotive - 1.6%
Cummins, Inc. 9.5% 12/1/10 (f)	2,910	3,347
Dana Corp.:
6.5% 3/1/09	6,832	7,174
10.125% 3/15/10	5,590	6,317
Delco Remy International, Inc. 9.375% 4/15/12	15,945	15,786
Navistar International Corp. 7.5% 6/15/11	2,210	2,381
Stoneridge, Inc. 11.5% 5/1/12	4,370	4,960
Visteon Corp.:
7% 3/10/14	5,560	5,185
8.25% 8/1/10	4,455	4,633
		49,783
Broadcasting - 0.5%
Nexstar Broadcasting, Inc. 7% 1/15/14	6,860	6,723
Nexstar Finance LLC/Nexstar Finance, Inc. 12% 4/1/08	3,000	3,270
Radio One, Inc. 8.875% 7/1/11	3,715	4,105
		14,098
Building Materials - 2.0%
Building Materials Corp. of America 7.75% 8/1/14 (e)	12,755	12,755
Norcraft Holdings LP/Norcraft Capital Corp. 0% 9/1/12 (d)(e)	5,510	4,050
Nortek, Inc. 8.5% 9/1/14 (e)	10,090	10,695
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Building Materials - continued
RMCC Acquisition Co. 9.5% 11/1/12 (e)	$ 17,600	$ 17,820
Texas Industries, Inc. 10.25% 6/15/11	10,000	11,500
U.S. Concrete, Inc. 8.375% 4/1/14	4,390	4,675
		61,495
Cable TV - 3.6%
Adelphia Communications Corp. 7.875% 5/1/09 (c)	5,000	4,100
Cablevision Systems Corp.:
6.6688% 4/1/09 (e)(f)	9,130	9,587
8% 4/15/12 (e)	12,510	13,354
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	13,070	8,365
9.625% 11/15/09	12,300	9,871
10% 4/1/09	3,000	2,498
10% 5/15/11	3,170	2,504
10.25% 1/15/10	1,866	1,525
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (e)	9,410	9,516
CSC Holdings, Inc.:
7.625% 4/1/11	26,375	28,419
7.625% 7/15/18	1,465	1,531
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	4,055	4,618
EchoStar DBS Corp. 5.75% 10/1/08	6,000	6,120
FrontierVision Operating Partners LP/FrontierVision Capital Corp. 11% 10/15/06 (c)	2,000	2,490
Kabel Deutschland GmbH 10.625% 7/1/14 (e)	3,810	4,267
Videotron LTEE 6.875% 1/15/14	2,350	2,479
		111,244
Capital Goods - 2.7%
Case New Holland, Inc. 9.25% 8/1/11 (e)	3,140	3,564
Dresser, Inc. 9.375% 4/15/11	1,580	1,758
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	4,220	4,420
Hawk Corp. 8.75% 11/1/14 (e)	3,420	3,488
Invensys PLC 9.875% 3/15/11 (e)	22,030	23,021
Mueller Group, Inc. 6.4438% 11/1/11 (f)	7,390	7,612
Roller Bearing Holding, Inc. 13% 6/15/09 (e)	22,220	22,664
SPX Corp. 6.25% 6/15/11	3,000	3,060
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Capital Goods - continued
Terex Corp.:
7.375% 1/15/14	$ 3,960	$ 4,277
9.25% 7/15/11	2,000	2,250
10.375% 4/1/11	5,000	5,675
		81,789
Chemicals - 2.9%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (e)	15,820	17,600
Crompton Corp. 7.67% 8/1/10 (e)(f)	3,000	3,120
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (d)(e)	16,700	10,479
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	16,700	19,142
Georgia Gulf Corp. 7.125% 12/15/13	2,670	2,877
Huntsman Advanced Materials LLC 11% 7/15/10 (e)	2,860	3,310
Huntsman ICI Holdings LLC 0% 12/31/09	4,785	2,584
Innophos, Inc. 8.875% 8/15/14 (e)	1,720	1,849
Lyondell Chemical Co.:
9.5% 12/15/08	2,520	2,734
9.625% 5/1/07	1,875	2,053
Millennium America, Inc. 9.25% 6/15/08	1,000	1,113
Nalco Co. 7.75% 11/15/11	4,140	4,492
NOVA Chemicals Corp. 6.5% 1/15/12	3,150	3,319
Phibro Animal Health Corp. 13% 12/1/07 unit (e)	2,420	2,638
PolyOne Corp.:
8.875% 5/1/12	3,500	3,736
10.625% 5/15/10	6,735	7,526
		88,572
Consumer Products - 0.9%
Amscan Holdings, Inc. 8.75% 5/1/14	3,170	3,202
Central Garden & Pet Co. 9.125% 2/1/13	2,640	2,944
Hines Nurseries, Inc. 10.25% 10/1/11	1,610	1,731
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11	3,000	3,360
Jostens IH Corp. 7.625% 10/1/12 (e)	3,300	3,416
K2, Inc. 7.375% 7/1/14 (e)	2,810	3,049
Riddell Bell Holdings, Inc. 8.375% 10/1/12 (e)	2,290	2,370
The Scotts Co. 6.625% 11/15/13	4,080	4,284
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Consumer Products - continued
True Temper Sports, Inc. 8.375% 9/15/11	$ 2,180	$ 1,984
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	2,050	2,255
		28,595
Containers - 1.9%
Anchor Glass Container Corp. 11% 2/15/13	3,900	4,339
Berry Plastics Corp. 10.75% 7/15/12	5,060	5,718
BWAY Corp. 10% 10/15/10	1,590	1,681
Crown European Holdings SA 10.875% 3/1/13	9,370	11,080
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (e)	6,080	6,414
9.875% 10/15/14 (e)	5,000	5,300
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	3,750	4,050
8.25% 5/15/13	3,000	3,225
8.75% 11/15/12	3,000	3,368
8.875% 2/15/09	4,000	4,360
Owens-Illinois, Inc.:
7.15% 5/15/05	4,288	4,374
7.35% 5/15/08	2,020	2,086
7.8% 5/15/18	1,070	1,059
		57,054
Diversified Financial Services - 0.4%
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (e)	10,550	11,394
Diversified Media - 0.9%
Advanstar Communications, Inc. 10.75% 8/15/10	3,560	3,969
LBI Media Holdings, Inc. 0% 10/15/13 (d)	8,870	6,431
LBI Media, Inc. 10.125% 7/15/12	9,390	10,470
Nextmedia Operating, Inc. 10.75% 7/1/11	4,000	4,500
PEI Holdings, Inc. 11% 3/15/10	2,063	2,393
		27,763
Electric Utilities - 9.6%
AES Corp.:
8.75% 6/15/08	1,628	1,793
8.75% 5/15/13 (e)	26,680	30,715
8.875% 2/15/11	906	1,043
9% 5/15/15 (e)	4,000	4,650
9.375% 9/15/10	13,149	15,335
9.5% 6/1/09	17,342	19,922
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
AES Gener SA 7.5% 3/25/14 (e)	$ 5,000	$ 5,125
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (e)	12,485	14,139
Calpine Corp.:
7.82% 7/15/07 (e)(f)	12,773	10,634
8.5% 7/15/10 (e)	2,950	2,183
Calpine Generating Co. LLC:
5.7556% 4/1/09 (e)(f)	5,000	5,050
7.7556% 4/1/10 (e)(f)	1,455	1,382
CMS Energy Corp.:
7.625% 11/15/04	10,405	10,405
7.75% 8/1/10	22,460	24,622
8.5% 4/15/11	11,175	12,698
8.9% 7/15/08	19,995	22,269
9.875% 10/15/07	11,320	12,707
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	4,370	4,386
Dynegy Holdings, Inc. 10.125% 7/15/13 (e)	5,330	6,209
Illinois Power Co.:
6.75% 3/15/05	1,750	1,759
7.5% 6/15/09	550	631
11.5% 12/15/10	11,920	14,125
Mirant Americas Generation LLC 8.3% 5/1/11 (c)	4,045	3,914
Nevada Power Co.:
9% 8/15/13	3,000	3,465
10.875% 10/15/09	4,000	4,700
Northwestern Corp. 5.875% 11/1/14 (e)	5,000	5,125
NRG Energy, Inc. 8% 12/15/13 (e)	12,985	14,251
Reliant Energy, Inc.:
9.25% 7/15/10	2,240	2,464
9.5% 7/15/13	2,630	2,952
Sierra Pacific Power Co. 6.25% 4/15/12	2,270	2,338
TECO Energy, Inc.:
6.125% 5/1/07	10,905	11,341
7.5% 6/15/10	7,545	8,262
10.5% 12/1/07	6,370	7,421
Western Resources, Inc. 7.125% 8/1/09	3,940	4,373
		292,388
Energy - 7.9%
ANR Pipeline, Inc. 8.875% 3/15/10	2,395	2,694
Belden & Blake Corp. 8.75% 7/15/12 (e)	4,640	4,965
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - continued
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	$ 5,610	$ 5,954
Chesapeake Energy Corp.:
7.5% 9/15/13	4,000	4,475
7.5% 6/15/14	4,430	4,873
El Paso Corp. 7.875% 6/15/12	14,655	15,223
El Paso Energy Corp.:
6.95% 12/15/07	1,480	1,524
7.375% 12/15/12	8,485	8,517
El Paso Production Holding Co. 7.75% 6/1/13	12,115	12,600
EXCO Resources, Inc. 7.25% 1/15/11	2,310	2,466
Grant Prideco, Inc.:
9% 12/15/09	1,030	1,159
9.625% 12/1/07	2,000	2,255
Hanover Compressor Co.:
8.625% 12/15/10	2,030	2,233
9% 6/1/14	3,710	4,137
Harvest Operations Corp. 7.875% 10/15/11 (e)	3,710	3,831
KCS Energy, Inc. 7.125% 4/1/12	3,670	3,798
Key Energy Services, Inc. 8.375% 3/1/08	2,890	3,049
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (e)	1,620	1,656
Northwest Pipeline Corp. 8.125% 3/1/10	2,220	2,486
Plains Exploration & Production Co. 7.125% 6/15/14	3,410	3,802
Pogo Producing Co. 8.25% 4/15/11	2,000	2,205
Premcor Refining Group, Inc.:
7.75% 2/1/12	3,000	3,270
9.25% 2/1/10	5,000	5,675
Pride International, Inc. 7.375% 7/15/14 (e)	3,650	4,111
Range Resources Corp. 7.375% 7/15/13	9,015	9,556
SESI LLC 8.875% 5/15/11	2,000	2,185
Sonat, Inc.:
6.625% 2/1/08	12,595	12,658
6.75% 10/1/07	520	532
6.875% 6/1/05	6,615	6,714
7.625% 7/15/11	1,485	1,515
Southern Natural Gas Co. 8.875% 3/15/10	2,810	3,165
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13	2,120	2,200
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - continued
The Coastal Corp.:
6.5% 5/15/06	$ 12,550	$ 12,848
6.5% 6/1/08	10,660	10,660
7.5% 8/15/06	16,940	17,681
7.625% 9/1/08	7,970	8,249
7.75% 6/15/10	7,795	8,068
10.75% 10/1/10	770	799
Transcontinental Gas Pipe Line Corp. 6.125% 1/15/05	14,105	14,176
Williams Companies, Inc.:
7.125% 9/1/11	11,320	12,678
7.625% 7/15/19	3,000	3,375
8.75% 3/15/32	5,000	5,675
		239,692
Entertainment/Film - 0.3%
Loews Cineplex Entertainment Corp. 9% 8/1/14 (e)	7,880	8,254
Environmental - 1.2%
Allied Waste North America, Inc.:
5.75% 2/15/11	8,475	7,797
6.125% 2/15/14	4,750	4,382
7.625% 1/1/06	18,965	19,629
8.5% 12/1/08	4,290	4,483
IMCO Recycling Escrow, Inc. 9% 11/15/14 (e)	1,310	1,343
		37,634
Food and Drug Retail - 2.2%
Ahold Finance USA, Inc.:
6.875% 5/1/29	3,000	2,955
8.25% 7/15/10	21,980	25,057
Jean Coutu Group, Inc.:
7.625% 8/1/12 (e)	2,370	2,506
8.5% 8/1/14 (e)	6,210	6,334
Rite Aid Corp.:
6.875% 8/15/13	6,800	6,052
8.125% 5/1/10	5,000	5,313
12.5% 9/15/06	8,565	9,764
Stater Brothers Holdings, Inc.:
5.38% 6/15/10 (f)	5,560	5,657
8.125% 6/15/12	4,320	4,601
		68,239
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 2.1%
B&G Foods, Inc. 8% 10/1/11	$ 3,640	$ 3,822
Chiquita Brands International, Inc. 7.5% 11/1/14 (e)	3,000	3,079
Corn Products International, Inc.:
8.25% 7/15/07	13,750	15,125
8.45% 8/15/09	4,670	5,312
Dean Foods Co. 8.15% 8/1/07	5,198	5,666
Doane Pet Care Co. 10.75% 3/1/10	6,375	6,853
Dole Food Co., Inc. 8.625% 5/1/09	6,000	6,330
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	11,010	11,285
Pierre Foods, Inc. 9.875% 7/15/12 (e)	3,590	3,644
United Agriculture Products, Inc. 8.25% 12/15/11 (e)	2,410	2,543
		63,659
Gaming - 2.0%
Argosy Gaming Co. 7% 1/15/14	3,680	3,901
Mandalay Resort Group 9.5% 8/1/08	5,385	6,193
MGM MIRAGE:
5.875% 2/27/14	8,900	8,755
9.75% 6/1/07	4,850	5,463
Mirage Resorts, Inc. 7.25% 10/15/06	5,000	5,300
Mohegan Tribal Gaming Authority 6.375% 7/15/09	4,000	4,180
Park Place Entertainment Corp. 8.125% 5/15/11	3,000	3,450
Penn National Gaming, Inc. 6.875% 12/1/11	8,970	9,284
Seneca Gaming Corp. 7.25% 5/1/12	3,000	3,158
Station Casinos, Inc. 6% 4/1/12	5,640	5,880
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,160	1,340
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	2,161	2,312
Wheeling Island Gaming, Inc. 10.125% 12/15/09	1,600	1,704
		60,920
Healthcare - 5.0%
Alderwoods Group, Inc. 7.75% 9/15/12 (e)	3,000	3,240
AmeriPath, Inc. 10.5% 4/1/13	10,155	9,952
AmerisourceBergen Corp. 8.125% 9/1/08	1,830	1,995
Concentra Operating Corp. 9.125% 6/1/12 (e)	1,350	1,492
Genesis HealthCare Corp. 8% 10/15/13	1,500	1,631
HCA, Inc. 5.75% 3/15/14	4,925	4,746
HealthSouth Corp.:
7% 6/15/08	2,000	1,940
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HealthSouth Corp.: - continued
7.625% 6/1/12	$ 6,915	$ 6,708
8.375% 10/1/11	1,730	1,730
10.75% 10/1/08	4,315	4,504
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (e)	21,020	22,439
Mariner Health Care, Inc. 8.25% 12/15/13 (e)	3,610	4,097
Medical Device Manufacturing, Inc. 10% 7/15/12 (e)	3,640	3,895
National Nephrology Associates, Inc. 9% 11/1/11 (e)	2,110	2,437
NeighborCare, Inc. 6.875% 11/15/13	7,040	7,322
Psychiatric Solutions, Inc. 10.625% 6/15/13	7,930	9,080
Senior Housing Properties Trust 7.875% 4/15/15	2,970	3,282
Tenet Healthcare Corp.:
6.375% 12/1/11	9,065	8,249
7.375% 2/1/13	17,155	16,040
9.875% 7/1/14 (e)	8,005	8,365
U.S. Oncology, Inc.:
9% 8/15/12 (e)	19,610	21,179
10.75% 8/15/14 (e)	5,320	5,799
Ventas Realty LP/Ventas Capital Corp. 6.625% 10/15/14 (e)	2,000	2,040
		152,162
Homebuilding/Real Estate - 0.7%
Champion Home Builders Co. 11.25% 4/15/07	1,530	1,675
KB Home 8.625% 12/15/08	2,000	2,260
Standard Pacific Corp. 7.75% 3/15/13	4,000	4,340
Technical Olympic USA, Inc. 9% 7/1/10	5,000	5,450
WCI Communities, Inc.:
7.875% 10/1/13	3,440	3,646
10.625% 2/15/11	4,440	4,995
		22,366
Hotels - 0.8%
Host Marriott LP:
7.125% 11/1/13	4,865	5,242
8.375% 2/15/06	8,040	8,563
ITT Corp. 6.75% 11/15/05	3,600	3,731
La Quinta Properties, Inc. 8.875% 3/15/11	5,000	5,638
		23,174
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Insurance - 0.3%
Marsh & McLennan Companies, Inc. 5.375% 7/15/14	$ 5,000	$ 4,887
Provident Companies, Inc.:
7% 7/15/18	855	789
7.25% 3/15/28	1,175	1,099
UnumProvident Corp.:
6.75% 12/15/28	1,580	1,375
7.625% 3/1/11	1,725	1,781
		9,931
Leisure - 1.2%
Equinox Holdings Ltd. 9% 12/15/09	2,000	2,080
Gaylord Entertainment Co. 8% 11/15/13	2,910	3,157
NCL Corp. Ltd. 10.625% 7/15/14 (e)	4,880	5,075
Six Flags, Inc.:
8.875% 2/1/10	3,705	3,529
9.625% 6/1/14	12,885	12,241
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	6,155	7,171
Vail Resorts, Inc. 6.75% 2/15/14	3,640	3,722
		36,975
Metals/Mining - 0.8%
America Rock Salt Co. LLC 9.5% 3/15/14	3,920	4,057
Century Aluminum Co. 7.5% 8/15/14 (e)	2,510	2,654
Compass Minerals Group, Inc. 10% 8/15/11	1,960	2,176
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (e)	5,270	5,652
Massey Energy Co. 6.625% 11/15/10	3,800	3,971
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (e)	6,130	6,069
		24,579
Paper - 3.0%
Abitibi-Consolidated, Inc. yankee 5.25% 6/20/08	2,000	1,968
Boise Cascade LLC/Boise Cascade Finance Corp. 7.125% 10/15/14 (e)	2,300	2,404
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (e)	4,615	4,823
Chesapeake Corp. 7.2% 3/15/05	2,500	2,538
Georgia-Pacific Corp.:
7.375% 7/15/08	2,000	2,175
8% 1/15/24	7,430	8,619
8.125% 5/15/11	2,585	3,012
8.875% 2/1/10	2,000	2,360
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Paper - continued
Georgia-Pacific Corp.: - continued
8.875% 5/15/31	$ 5,320	$ 6,544
9.5% 12/1/11	26,433	32,777
Norampac, Inc. 6.75% 6/1/13	4,480	4,715
Norske Skog Canada Ltd.:
7.375% 3/1/14	3,080	3,188
8.625% 6/15/11	9,290	10,056
Stone Container Corp. 8.375% 7/1/12	5,000	5,525
		90,704
Publishing/Printing - 2.1%
American Color Graphics, Inc. 10% 6/15/10	2,280	1,699
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11	1,280	1,338
Cenveo Corp. 7.875% 12/1/13	2,570	2,486
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	3,650	4,316
Dex Media, Inc.:
0% 11/15/13 (d)	3,750	2,822
8% 11/15/13	9,250	9,898
Houghton Mifflin Co. 9.875% 2/1/13	8,525	9,207
PRIMEDIA, Inc. 7.625% 4/1/08	29,012	29,157
Sun Media Corp. Canada 7.625% 2/15/13	2,000	2,170
		63,093
Railroad - 0.2%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,220	1,257
TFM SA de CV yankee:
10.25% 6/15/07	860	899
11.75% 6/15/09	5,625	5,695
		7,851
Restaurants - 0.2%
Friendly Ice Cream Corp. 8.375% 6/15/12	2,525	2,399
NE Restaurant, Inc. 10.75% 7/15/08	3,180	3,116
		5,515
Services - 0.6%
Allied Security Escrow Corp. 11.375% 7/15/11 (e)	4,200	4,410
Iron Mountain, Inc. 6.625% 1/1/16	7,490	7,415
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	4,105	3,479
United Rentals North America, Inc. 7% 2/15/14	5,000	4,625
		19,929
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Shipping - 2.6%
CHC Helicopter Corp. 7.375% 5/1/14	$ 2,000	$ 2,120
General Maritime Corp. 10% 3/15/13	9,615	11,057
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13	2,985	2,672
Gulfmark Offshore, Inc. 7.75% 7/15/14 (e)	2,000	2,100
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (e)	2,800	3,052
OMI Corp. 7.625% 12/1/13	3,160	3,334
Seabulk International, Inc. 9.5% 8/15/13	7,985	8,324
Ship Finance International Ltd. 8.5% 12/15/13	40,195	40,787
Teekay Shipping Corp. 8.875% 7/15/11	5,000	5,750
		79,196
Steels - 1.7%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,570	3,784
California Steel Industries, Inc. 6.125% 3/15/14	4,595	4,492
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	9,790	9,974
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	11,555	13,346
International Steel Group, Inc. 6.5% 4/15/14	8,335	8,898
Ispat Inland ULC 9.75% 4/1/14	7,110	8,639
Russel Metals, Inc. 6.375% 3/1/14	2,000	2,015
		51,148
Super Retail - 2.7%
Asbury Automotive Group, Inc.:
8% 3/15/14	17,585	17,233
9% 6/15/12	9,835	10,376
Barneys, Inc. 9% 4/1/08	2,000	2,080
Blockbuster, Inc. 9% 9/1/12 (e)	5,920	6,068
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	5,785	6,233
CSK Automotive, Inc. 7% 1/15/14	1,670	1,628
Dillard's, Inc. 6.69% 8/1/07	14,045	14,537
Levitz Home Furnishings, Inc. 12% 11/1/11 (e)	6,980	6,980
Sonic Automotive, Inc. 8.625% 8/15/13	17,120	18,104
		83,239
Technology - 5.4%
Celestica, Inc. 7.875% 7/1/11	22,760	24,126
ChipPAC International Ltd. 12.75% 8/1/09	3,470	3,704
Corning, Inc. 6.2% 3/15/16	3,510	3,488
Flextronics International Ltd. 6.5% 5/15/13	2,170	2,279
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.:
4.82% 7/15/09 (e)(f)	$ 7,350	$ 7,607
6.875% 7/15/11 (e)	8,560	9,009
7.125% 7/15/14 (e)	7,810	8,240
Lucent Technologies, Inc.:
6.45% 3/15/29	6,085	5,172
6.5% 1/15/28	1,445	1,228
Nortel Networks Corp. 6.125% 2/15/06	5,000	5,106
Sanmina-SCI Corp. 10.375% 1/15/10	19,775	23,186
Securus Technologies, Inc. 11% 9/1/11 (e)	2,000	1,990
Semiconductor Note Participation Trust 0% 8/4/11 (e)	14,535	20,058
UGS Corp. 10% 6/1/12 (e)	4,160	4,581
Viasystems, Inc. 10.5% 1/15/11	8,030	7,950
Xerox Corp.:
6.875% 8/15/11	10,000	10,475
7.125% 6/15/10	10,685	11,567
7.625% 6/15/13	12,500	13,672
		163,438
Telecommunications - 5.2%
American Tower Corp.:
7.125% 10/15/12 (e)	2,000	2,030
9.375% 2/1/09	3,143	3,343
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (e)	6,230	6,292
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	7,430	7,913
10.75% 8/1/11	6,480	7,160
Dobson Cellular Systems, Inc. 8.375% 11/1/11 (e)	3,490	3,599
Inmarsat Finance PLC 7.625% 6/30/12	3,710	3,747
Intelsat Ltd.:
6.5% 11/1/13	3,570	3,043
7.625% 4/15/12	1,625	1,536
Kyivstar GSM 10.375% 8/17/09 (e)	2,440	2,693
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	5,075	4,365
Millicom International Cellular SA 10% 12/1/13 (e)	14,510	14,619
New Skies Satellites NV 7.4375% 11/1/11 (e)(f)	4,490	4,580
Nextel Communications, Inc.:
7.375% 8/1/15	17,650	19,636
9.5% 2/1/11	7,188	8,140
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
PanAmSat Corp. 9% 8/15/14 (e)	$ 3,880	$ 4,093
Primus Telecommunications Group, Inc. 8% 1/15/14	5,065	3,672
Qwest Communications International, Inc.:
7.25% 2/15/11 (e)	4,485	4,373
7.5% 2/15/14 (e)	17,565	16,731
Rogers Wireless, Inc. 6.375% 3/1/14	16,950	16,018
Triton PCS, Inc. 8.75% 11/15/11	4,345	3,074
U.S. West Capital Funding, Inc. 6.375% 7/15/08	6,000	5,610
U.S. West Communications:
5.625% 11/15/08	5,000	4,988
6.125% 11/15/05	6,950	7,054
		158,309
Textiles & Apparel - 0.1%
GFSI, Inc. 9.625% 3/1/07	2,720	2,666
TOTAL NONCONVERTIBLE BONDS		2,469,649
TOTAL CORPORATE BONDS (Cost $2,334,960)		2,472,424
Common Stocks - 1.5%
	Shares
Cable TV - 1.0%
EchoStar Communications Corp. Class A (a)	150,860	4,770
NTL, Inc. (a)	291,990	19,420
Ono Finance PLC rights 5/31/09 (a)(e)	7,460	0
Telewest Global, Inc. (a)	632,321	7,778
		31,968
Consumer Products - 0.2%
Revlon, Inc. Class A (a)	2,285,500	5,554
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(g)	13,662,268	137
Food and Drug Retail - 0.0%
Pathmark Stores, Inc. (a)	218,095	940
Healthcare - 0.0%
Fountain View, Inc. (g)	8,484	142
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group LLC (g)	159,600	377
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Services - 0.0%
Spincycle LLC:
Class A	418,003	$ 157
Class F	2,936	1
		158
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	2,000	120
Telecommunications - 0.2%
Nextel Communications, Inc. Class A (a)	179,525	4,756
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (g)	143,778	1,488
TOTAL COMMON STOCKS (Cost $60,534)		45,640
Nonconvertible Preferred Stocks - 0.5%

Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust)	2,303,017	46
Broadcasting - 0.1%
Granite Broadcasting Corp. 12.75% pay-in-kind (a)	5,281	2,403
Publishing/Printing - 0.4%
PRIMEDIA, Inc. Series D, 10.00%	152,680	14,428
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $18,209)		16,877
Floating Rate Loans - 7.1%
	Principal Amount (000s)
Automotive - 0.3%
TRW Automotive Holdings Corp. Tranche D1 term loan 4.125% 2/28/11 (f)	$ 7,614	7,728
Cable TV - 2.2%
Charter Communication Operating LLC Tranche B term loan 5.3796% 4/7/11 (f)	15,488	15,391
Hilton Head Communications LP:
revolver loan 4.75% 9/30/07 (f)	2,512	2,443
Tranche B term loan 6% 3/31/08 (f)	5,833	5,709
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Cable TV - continued
NTL Investment Holdings Ltd. Tranche B term loan 5.2038% 6/13/12 (f)	$ 40,000	$ 40,400
Olympus Cable Holdings LLC Tranche A term loan 6% 6/30/10 (f)	2,300	2,254
		66,197
Capital Goods - 0.4%
Invensys International Holding Ltd.:
term loan 6.7569% 12/5/09 (f)	8,000	8,260
Tranche B1 term loan 5.477% 9/4/09 (f)	4,943	4,992
		13,252
Electric Utilities - 0.8%
AES Corp. term loan 5.875% 8/10/11 (f)	3,140	3,191
Astoria Energy LLC term loan 6.9906% 4/15/12 (f)	10,000	10,200
Riverside Energy Center LLC:
term loan 6.38% 6/24/11 (f)	9,575	9,623
Credit-Linked Deposit 6.38% 6/24/11 (f)	425	427
		23,441
Entertainment/Film - 0.2%
Regal Cinemas Corp. term loan 4.225% 11/10/10 (f)	6,753	6,838
Hotels - 0.3%
Wyndham International, Inc. term loan:
6.625% 6/30/06 (f)	6,108	6,116
7.625% 4/1/06 (f)	4,124	4,129
		10,245
Metals/Mining - 0.1%
Foundation Pennsylvania Coal Co. Tranche B, term loan 4.04% 7/30/11 (f)	2,200	2,225
Paper - 0.7%
Boise Cascade Holdings LLC:
Tranche B, term loan 4.25% 10/26/11 (f)	10,400	10,582
Tranche C, term loan 4.25% 10/26/10 (f)	9,600	9,672
		20,254
Publishing/Printing - 0.2%
CBD Media, Inc. Tranche D, term loan 4.29% 12/31/09 (f)	569	574
R.H. Donnelley Corp. Tranche B2, term loan 4.1605% 6/30/11 (f)	6,843	6,954
		7,528
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - 1.9%
Nextel Communications, Inc. Tranche E term loan 4.1875% 12/15/10 (f)	$ 17,815	$ 17,860
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (f)	37,390	38,839
SpectraSite Communications, Inc. Tranche A term loan 4.1096% 6/30/07 (f)	1,924	1,924
		58,623
TOTAL FLOATING RATE LOANS (Cost $212,012)		216,331
Money Market Funds - 10.1%
	Shares
Fidelity Cash Central Fund, 1.79% (b) (Cost $308,838)	308,838,499	308,838
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.79%, dated 10/29/04 due 11/1/04) (Cost $2,931)	$ 2,931	2,931
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $2,937,484)		3,063,041
NET OTHER ASSETS - (0.4)%		(13,078)
NET ASSETS - 100%		$ 3,049,963
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $611,356,000 or 20.0% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,144,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
Fountain View, Inc.	8/19/03	$ 0
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697
Trivest 1992 Special Fund Ltd.	7/30/92	$ 0
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.3%
Canada	3.8%
United Kingdom	2.6%
Bermuda	1.5%
Luxembourg	1.1%
Others (individually less than 1%)	2.7%
100.0%
Income Tax Information

At April 30, 2004, the fund had a capital loss carryforward of approximately $976,772,000 of which $237,306,000, $461,978,000 and $277,488,000 will expire on April 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,931) (cost $2,937,484) - See accompanying schedule		$ 3,063,041
Cash		379
Receivable for investments sold		25,010
Receivable for fund shares sold		13,815
Dividends receivable		382
Interest receivable		56,471
Other affiliated receivables		1
Other receivables		24
Total assets		3,159,123

Liabilities
Payable for investments purchased	$ 102,492
Payable for fund shares redeemed	2,139
Distributions payable	2,503
Accrued management fee	1,431
Other affiliated payables	450
Other payables and accrued expenses	145
Total liabilities		109,160

Net Assets		$ 3,049,963
Net Assets consist of:
Paid in capital		$ 3,815,886
Undistributed net investment income		59,174
Accumulated undistributed net realized gain (loss) on investments		(950,654)
Net unrealized appreciation (depreciation) on investments		125,557
Net Assets, for 338,094 shares outstanding		$ 3,049,963
Net Asset Value, offering price and redemption price per share ($3,049,963 ÷ 338,094 shares)		$ 9.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)

Investment Income
Interest		$ 115,480

Expenses
Management fee	$ 8,229
Transfer agent fees	2,135
Accounting fees and expenses	478
Non-interested trustees' compensation	8
Custodian fees and expenses	34
Registration fees	40
Audit	37
Legal	15
Miscellaneous	94
Total expenses before reductions	11,070
Expense reductions	(8)	11,062
Net investment income		104,418
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		30,171
Change in net unrealized appreciation (depreciation) on: Investment securities	5,966
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		5,962
Net gain (loss)		36,133
Net increase (decrease) in net assets resulting from operations		$ 140,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2004 (Unaudited)	Year ended April 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 104,418	$ 209,128
Net realized gain (loss)	30,171	146,628
Change in net unrealized appreciation (depreciation)	5,962	11,942
Net increase (decrease) in net assets resulting from operations	140,551	367,698
Distributions to shareholders from net investment income	(93,124)	(219,112)
Share transactions Proceeds from sales of shares	347,103	1,219,769
Reinvestment of distributions	77,687	172,936
Cost of shares redeemed	(343,551)	(966,274)
Net increase (decrease) in net assets resulting from share transactions	81,239	426,431
Redemption fees	144	798
Total increase (decrease) in net assets	128,810	575,815

Net Assets
Beginning of period	2,921,153	2,345,338
End of period (including undistributed net investment income of $59,174 and undistributed net investment income of $47,880, respectively)	$ 3,049,963	$ 2,921,153
Other Information Shares
Sold	39,413	139,273
Issued in reinvestment of distributions	8,812	19,658
Redeemed	(39,301)	(110,276)
Net increase (decrease)	8,924	48,655

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2004	Years ended April 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 8.87	$ 8.36	$ 8.08	$ 9.25	$ 11.32	$ 13.08
Income from Investment Operations
Net investment incomeD	.321	.672	.674	.836F,H	1.104	1.192
Net realized and unrealized gain (loss)	.115	.534	.219	(1.211)F,H	(2.285)	(1.763)
Total from investment operations	.436	1.206	.893	(.375)	(1.181)	(.571)
Distributions from net investment income	(.286)	(.699)	(.616)	(.802)	(.897)	(1.017)
Distributions in excess of net investment income	-	-	-	-	-	(.093)
Return of capital	-	-	-	-	-	(.088)
Total distributions	(.286)	(.699)	(.616)	(.802)	(.897)	(1.198)
Redemption fees added to paid in capitalD	-G	.003	.003	.007	.008	.009
Net asset value, end of period	$ 9.02	$ 8.87	$ 8.36	$ 8.08	$ 9.25	$ 11.32
Total ReturnB,C	5.04%	14.84%	12.15%	(3.86)%	(10.77)%	(4.48)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.77%A	.77%	.79%	.76%	.74%	.75%
Expenses net of voluntary waivers, if any	.77%A	.77%	.79%	.76%	.74%	.75%
Expenses net of all reductions	.77%A	.77%	.79%	.76%	.74%	.74%
Net investment income	7.25%A	7.67%	8.82%	9.90%F,H	10.68%	9.85%
Supplemental Data
Net assets, end of period (in millions)	$ 3,050	$ 2,921	$ 2,345	$ 1,552	$ 2,158	$ 2,990
Portfolio turnover rate	59%A	84%	81%	69%	60%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended April 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.045 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 10.44% to 9.90%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity High Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 211,695
Unrealized depreciation	(69,470)
Net unrealized appreciation (depreciation)	$ 142,225
Cost for federal income tax purposes	$ 2,920,816

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $791,118 and $834,536, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,538 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period amounted to $6,255. The weighted average interest rate was 1.50%.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the custody and transfer agent expenses by $2 and $5, respectively.

8. Other Information.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 27% of the total outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Focused High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond
Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPH-USAN-1204
1.784853.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 20, 2004